UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                                    811-24019

Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas  78256
(Address of principal executive offices)                         (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer Balanced Fund

Class A

Ticker: AOBLX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$103	0.91%

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 26.52%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Balanced Fund Class A @ NAV - $25,595	Victory Pioneer Balanced Fund Class A @ MOP - $25,016	S&P 500 Index (regulatory broad based index) - $34,458	Bloomberg U.S. Aggregate Bond Index - $11,431	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $25,130
7/16	$10,000	$9,774	$10,000	$10,000	$10,000
7/17	$10,894	$10,647	$11,365	$9,949	$10,919
7/18	$11,911	$11,641	$12,957	$9,869	$11,927
7/19	$12,924	$12,631	$13,712	$10,666	$12,938
7/20	$13,914	$13,599	$15,049	$11,746	$14,470
7/21	$16,763	$16,384	$20,221	$11,664	$17,439
7/22	$15,551	$15,199	$19,002	$10,600	$16,365
7/23	$16,563	$16,188	$21,112	$10,243	$17,417
7/24	$18,691	$18,268	$25,406	$10,766	$20,057
7/25	$20,244	$19,786	$29,165	$11,130	$22,295
7/26	$25,595	$25,016	$34,458	$11,431	$25,130

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	26.52%Footnote Reference	8.83%	9.85%
Class A @ MOP	23.57%	8.34%	9.60%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

AOBLX — AR (7/26)

Victory Pioneer Balanced Fund

Class C

Ticker: PCBCX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$187	1.66%

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class C shares at NAV returned 25.50%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Balanced Fund Class C @ NAV - $24,129	Victory Pioneer Balanced Fund Class C @ CDSC - $24,129	S&P 500 Index (regulatory broad based index) - $34,458	Bloomberg U.S. Aggregate Bond Index - $11,431	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $25,130
7/16	$10,000	$10,000	$10,000	$10,000	$10,000
7/17	$10,810	$10,810	$11,365	$9,949	$10,919
7/18	$11,743	$11,743	$12,957	$9,869	$11,927
7/19	$12,645	$12,645	$13,712	$10,666	$12,938
7/20	$13,507	$13,507	$15,049	$11,746	$14,470
7/21	$16,159	$16,159	$20,221	$11,664	$17,439
7/22	$14,879	$14,879	$19,002	$10,600	$16,365
7/23	$15,725	$15,725	$21,112	$10,243	$17,417
7/24	$17,621	$17,621	$25,406	$10,766	$20,057
7/25	$19,085	$19,085	$29,165	$11,130	$22,295
7/26	$24,129	$24,129	$34,458	$11,431	$25,130

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	25.50%Footnote Reference	8.03%	9.21%
Class C @ CDSC	24.50%	8.03%	9.21%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCBCX — AR (7/26)

Victory Pioneer Balanced Fund

Class R6

Ticker: PCBKX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$69	0.61%

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class R6 shares returned 26.85%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Balanced Fund Class R6 - $26,400	S&P 500 Index (regulatory broad based index) - $34,458	Bloomberg U.S. Aggregate Bond Index - $11,431	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $25,130
7/16	$10,000	$10,000	$10,000	$10,000
7/17	$10,936	$11,365	$9,949	$10,919
7/18	$11,993	$12,957	$9,869	$11,927
7/19	$13,039	$13,712	$10,666	$12,938
7/20	$14,072	$15,049	$11,746	$14,470
7/21	$17,022	$20,221	$11,664	$17,439
7/22	$15,847	$19,002	$10,600	$16,365
7/23	$16,912	$21,112	$10,243	$17,417
7/24	$19,144	$25,406	$10,766	$20,057
7/25	$20,812	$29,165	$11,130	$22,295
7/26	$26,400	$34,458	$11,431	$25,130

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	26.85%Footnote Reference	9.17%	10.19%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PCBKX — AR (7/26)

Victory Pioneer Balanced Fund

Class Y

Ticker: AYBLX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$82	0.72%

What affected the Fund’s performance during the last year?

For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 26.71%. For the same period, the Fund’s benchmarks, the S&P 500 Index, returned 18.15%, and the Bloomberg US Aggregate Bond Index, returned 2.71% over the period.

Asset allocation contributed positively over the period. The overweight to equity was the largest contributor because equities outperformed fixed income over the period. Allocations to the financials and securitized sectors—including collateralized mortgage obligations (CMOs), catastrophe bonds, asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS)—also contributed positively, while the underweight allocation to mortgage-backed securities (MBS) pass-throughs detracted modestly.

Security selection contributed positively over the period. Equity stock selection was the dominant driver of outperformance, and selection within financials and industrials also added to relative results.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Balanced Fund Class Y - $2,630,375	S&P 500 Index (regulatory broad based index) - $3,445,767	Bloomberg U.S. Aggregate Bond Index - $1,143,141	60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index - $2,513,049
7/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/17	$1,092,577	$1,136,502	$994,854	$1,091,856
7/18	$1,198,250	$1,295,680	$986,891	$1,192,665
7/19	$1,303,321	$1,371,172	$1,066,640	$1,293,798
7/20	$1,408,347	$1,504,932	$1,174,599	$1,446,964
7/21	$1,702,246	$2,022,111	$1,166,355	$1,743,910
7/22	$1,584,044	$1,900,207	$1,060,024	$1,636,536
7/23	$1,692,522	$2,111,226	$1,024,327	$1,741,685
7/24	$1,912,960	$2,540,624	$1,076,579	$2,005,697
7/25	$2,077,300	$2,916,539	$1,112,982	$2,229,505
7/26	$2,630,375	$3,445,767	$1,143,141	$2,513,049

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	26.71%Footnote Reference	9.09%	10.15%
S&P 500 Index	18.15%	11.25%	13.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
60% S&P 500 Total Return & 40% Bloomberg US Agg Bond Index	12.72%	7.58%	9.65%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$491,179
Number of Holdings	842
Investment Advisory Fees	$2,229
Portfolio Turnover	40%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Value	Value
Materials	1.6%
Consumer Staples	2.1%
Energy	3.0%
U.S. Government Agency Mortgage	6.3%
Health Care	7.7%
Consumer Discretionary	7.9%
Industrials	8.1%
Communication Services	8.1%
Financials	14.2%
Information Technology	18.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Alphabet, Inc., Class A	7.2%
Amazon.com, Inc.	4.1%
Microsoft Corp.	3.5%
U.S. Treasury Notes, 3.75%, 4/30/28	1.9%
Ralliant Corp.	1.9%
Eli Lilly & Co.	1.8%
State Street Corp.	1.7%
AbbVie, Inc.	1.5%
U.S. Treasury Notes, 3.88%, 4/30/31	1.5%
The TJX Cos., Inc.	1.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

AYBLX — AR (7/26)

Victory Pioneer Multi-Asset Income Fund

Class A

Ticker: PMAIX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$84	0.78%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 15.79%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Income Fund Class A @ NAV - $23,438	Victory Pioneer Multi-Asset Income Fund Class A @ MOP - $22,918	MSCI All Country World Index (regulatory broad based index) - $31,950	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $16,723	Bloomberg U.S. Aggregate Bond Index - $11,431
7/16	$10,000	$9,778	$10,000	$10,000	$10,000
7/17	$11,620	$11,362	$11,706	$10,536	$9,949
7/18	$12,238	$11,966	$12,989	$10,881	$9,869
7/19	$12,046	$11,779	$13,373	$11,599	$10,666
7/20	$12,080	$11,811	$14,335	$12,720	$11,746
7/21	$14,578	$14,254	$19,092	$14,036	$11,664
7/22	$14,514	$14,192	$17,090	$12,716	$10,600
7/23	$15,847	$15,495	$19,296	$13,003	$10,243
7/24	$17,678	$17,286	$22,580	$14,202	$10,766
7/25	$20,182	$19,734	$26,165	$15,296	$11,130
7/26	$23,438	$22,918	$31,950	$16,723	$11,431

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	15.79%Footnote Reference	9.96%	8.89%
Class A @ MOP	13.51%	9.46%	8.65%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMAIX — AR (7/26)

Victory Pioneer Multi-Asset Income Fund

Class C

Ticker: PMACX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$167	1.55%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class C shares at NAV returned 15.05%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Income Fund Class C @ NAV - $21,981	Victory Pioneer Multi-Asset Income Fund Class C @ CDSC - $21,981	MSCI All Country World Index (regulatory broad based index) - $31,950	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $16,723	Bloomberg U.S. Aggregate Bond Index - $11,431
7/16	$10,000	$10,000	$10,000	$10,000	$10,000
7/17	$11,509	$11,509	$11,706	$10,536	$9,949
7/18	$12,038	$12,038	$12,989	$10,881	$9,869
7/19	$11,747	$11,747	$13,373	$11,599	$10,666
7/20	$11,684	$11,684	$14,335	$12,720	$11,746
7/21	$13,997	$13,997	$19,092	$14,036	$11,664
7/22	$13,828	$13,828	$17,090	$12,716	$10,600
7/23	$14,986	$14,986	$19,296	$13,003	$10,243
7/24	$16,579	$16,579	$22,580	$14,202	$10,766
7/25	$18,927	$18,927	$26,165	$15,296	$11,130
7/26	$21,981	$21,981	$31,950	$16,723	$11,431

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	15.05%Footnote Reference	9.13%	8.19%
Class C @ CDSC	14.30%	9.13%	8.19%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMACX — AR (7/26)

Victory Pioneer Multi-Asset Income Fund

Class R6

Ticker: PMFKX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class R6	$54	0.50%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class R6 shares returned 16.09%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Income Fund Class R6 - $24,457	MSCI All Country World Index (regulatory broad based index) - $31,950	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $16,723	Bloomberg U.S. Aggregate Bond Index - $11,431
7/16	$10,000	$10,000	$10,000	$10,000
7/17	$11,662	$11,706	$10,536	$9,949
7/18	$12,537	$12,989	$10,881	$9,869
7/19	$12,371	$13,373	$11,599	$10,666
7/20	$12,424	$14,335	$12,720	$11,746
7/21	$15,042	$19,092	$14,036	$11,664
7/22	$14,978	$17,090	$12,716	$10,600
7/23	$16,413	$19,296	$13,003	$10,243
7/24	$18,355	$22,580	$14,202	$10,766
7/25	$21,023	$26,165	$15,296	$11,130
7/26	$24,457	$31,950	$16,723	$11,431

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class R6	16.09%Footnote Reference	10.21%	9.36%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMFKX — AR (7/26)

Victory Pioneer Multi-Asset Income Fund

Class Y

Ticker: PMFYX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	0.61%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 16.14%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI AC World NR Index, returned 22.11% over the period.

  For the period, equity holdings were the primary performance driver, with a strategically diversified allocation across both domestic and international markets. Fixed-income allocations to agency mortgage-backed securities (MBS) and U.S. Treasury securities also contributed positively over the period.

  During a period marked by continued equity market advances, the portfolio's equity futures hedging strategy served as the primary performance detractor. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, particularly important given the elevated equity exposure.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Multi-Asset Income Fund Class Y - $2,385,218	MSCI All Country World Index (regulatory broad based index) - $3,194,969	35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index - $1,672,343	Bloomberg U.S. Aggregate Bond Index - $1,143,141
7/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/17	$1,163,355	$1,170,585	$1,053,590	$994,854
7/18	$1,228,872	$1,298,935	$1,088,066	$986,891
7/19	$1,211,021	$1,337,260	$1,159,867	$1,066,640
7/20	$1,214,266	$1,433,510	$1,271,982	$1,174,599
7/21	$1,469,063	$1,909,152	$1,403,559	$1,166,355
7/22	$1,465,427	$1,708,987	$1,271,634	$1,060,024
7/23	$1,603,375	$1,929,626	$1,300,271	$1,024,327
7/24	$1,792,546	$2,258,038	$1,420,171	$1,076,579
7/25	$2,049,321	$2,616,493	$1,529,645	$1,112,982
7/26	$2,385,218	$3,194,969	$1,672,343	$1,143,141

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	16.14%Footnote Reference	10.18%	9.08%
MSCI All Country World Index	22.11%	10.85%	12.32%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	9.33%	3.57%	5.28%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$9,607,671
Number of Holdings	580
Investment Advisory Fees	$32,990
Portfolio Turnover	72%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Common Stocks	48.7%
Equity Linked Notes	23.5%
U.S. Government Agency Mortgages	14.4%
Yankee Dollars	3.8%
Corporate Bonds	3.1%
OtherFootnote Reference**	3.5%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PMFYX — AR (7/26)

Victory Pioneer Securitized Income Fund

Class A

Ticker: SIFFX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$92	0.90%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 4.14%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.71%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 4.10% over the period.

  The Fund generated a positive absolute return and outperformed the performance benchmark across nearly all sectors.

  Asset-backed securities were the largest contributor to absolute returns, followed closely by residential mortgage-backed securities (RMBS). Throughout the year, credit spreads narrowed, resulting in higher price returns.

  Subprime auto asset-backed securities were the largest detractor from relative performance, primarily because of adverse security selection in that segment.

  We remain relatively defensively positioned through an up in quality tilt and diversification across sectors. We will be looking for opportunities to selectively reposition the portfolio after rapidly changing relative market valuations.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 2.25% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Securitized Income Fund Class A @ NAV - $13,144	Victory Pioneer Securitized Income Fund Class A @ MOP - $12,852	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,898	Bloomberg U.S. Securitized Index - $10,140
7/21Footnote Reference*	$10,000	$9,778	$10,000	$10,000
7/21	$10,028	$9,805	$10,099	$10,058
7/22	$9,924	$9,704	$9,178	$9,378
7/23	$10,445	$10,213	$8,869	$8,956
7/24	$11,711	$11,451	$9,321	$9,411
7/25	$12,621	$12,341	$9,637	$9,741
7/26	$13,144	$12,852	$9,898	$10,140
Footnote	Description
Footnote*	Inception date for the Victory Pioneer Securitized Income Fund, Class A is 7/2/2021.

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class A @ NAV	4.14%	5.56%	5.53%
Class A @ MOP	1.81%	5.09%	5.06%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	-0.20%
Bloomberg U.S. Securitized Index	4.10%	0.16%	0.27%

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$319,126
Number of Holdings	329
Investment Advisory Fees	$1,566
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Collateralized Mortgage Obligations	45.0%
Asset-Backed Securities	38.9%
U.S. Government Agency Mortgages	7.3%
Collateralized Loan Obligations	4.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SIFFX — AR (7/26)

Victory Pioneer Securitized Income Fund

Class Y

Ticker: SYFFX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$66	0.65%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 4.40%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.71%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 4.10% over the period.

  The Fund generated a positive absolute return and outperformed the performance benchmark across nearly all sectors.

  Asset-backed securities were the largest contributor to absolute returns, followed closely by residential mortgage-backed securities (RMBS). Throughout the year, credit spreads narrowed, resulting in higher price returns.

  Subprime auto asset-backed securities were the largest detractor from relative performance, primarily because of adverse security selection in that segment.

  We remain relatively defensively positioned through an up in quality tilt and diversification across sectors. We will be looking for opportunities to selectively reposition the portfolio after rapidly changing relative market valuations.

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Securitized Income Fund Class Y - $1,480,444	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $1,048,935	Bloomberg U.S. Securitized Index - $1,052,272
12/19Footnote Reference*	$1,000,000	$1,000,000	$1,000,000
7/20	$896,242	$1,077,800	$1,041,851
7/21	$1,115,601	$1,070,237	$1,043,731
7/22	$1,108,069	$972,668	$973,221
7/23	$1,169,047	$939,913	$929,424
7/24	$1,311,167	$987,858	$976,618
7/25	$1,418,044	$1,021,261	$1,010,850
7/26	$1,480,444	$1,048,935	$1,052,272
Footnote	Description
Footnote*	Inception date for the Victory Pioneer Securitized Income Fund, Class Y is 12/9/2019.

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	Since Inception
Class Y	4.40%	5.82%	6.08%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	0.72%
Bloomberg U.S. Securitized Index	4.10%	0.16%	0.77%

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$319,126
Number of Holdings	329
Investment Advisory Fees	$1,566
Portfolio Turnover	22%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Collateralized Mortgage Obligations	45.0%
Asset-Backed Securities	38.9%
U.S. Government Agency Mortgages	7.3%
Collateralized Loan Obligations	4.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

SYFFX — AR (7/26)

Victory Pioneer Solutions - Balanced Fund

Class A

Ticker: PIALX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$37	0.34%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class A shares at NAV returned 18.24%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI World NR Index, returned 20.41% over the period.

  All of the underlying funds had positive returns over the period led by Victory Pioneer Global Equity Fund (33.05%) and Victory Pioneer International Equity Fund (32.87%). The Fund’s largest holding, Victory Pioneer Multi-Asset Income Fund, also generated a strong return (16.35%) over the period.

  Fixed income funds did not perform as strongly as equity and multi-asset funds over the period. These funds had returns in excess of the Bloomberg US Aggregate Bond Index, but did lag the returns of the fund overall. Victory Pioneer Multi-Asset Ultrashort Income (4.07%), Victory Pioneer Bond (3.51%), and Victory Pioneer Short Term Income (2.87%).

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Solutions - Balanced Fund Class A @ NAV - $21,271	Victory Pioneer Solutions - Balanced Fund Class A @ MOP - $20,052	MSCI All Country World Index (regulatory broad based index) - $31,950	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index - $22,143	Bloomberg U.S. Aggregate Bond Index - $11,431	MSCI World Index (Net) - $33,139
7/16	$10,000	$9,427	$10,000	$10,000	$10,000	$10,000
7/17	$10,704	$10,090	$11,706	$10,920	$9,949	$11,612
7/18	$11,109	$10,472	$12,989	$11,656	$9,869	$12,991
7/19	$10,962	$10,334	$13,373	$12,327	$10,666	$13,462
7/20	$11,298	$10,650	$14,335	$13,434	$11,746	$14,435
7/21	$14,026	$13,222	$19,092	$16,095	$11,664	$19,498
7/22	$13,047	$12,299	$17,090	$14,663	$10,600	$17,711
7/23	$14,224	$13,409	$19,296	$15,639	$10,243	$20,099
7/24	$15,941	$15,027	$22,580	$17,665	$10,766	$23,784
7/25	$17,989	$16,958	$26,165	$19,565	$11,130	$27,522
7/26	$21,271	$20,052	$31,950	$22,143	$11,431	$33,139

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class A @ NAV	18.24%Footnote Reference	8.69%	7.84%
Class A @ MOP	11.44%	7.40%	7.21%
MSCI All Country World Index	22.11%	10.85%	12.32%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.18%	6.59%	8.27%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
MSCI World Index (Net)	20.41%	11.19%	12.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$435,887
Number of Holdings	17
Investment Advisory Fees	$-
Portfolio Turnover	25%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Victory Pioneer Multi-Asset Income Fund, Class R6	29.8%
Victory Pioneer Global Equity Fund, Class R6	19.5%
Victory Pioneer International Equity Fund, Class R6	9.1%
Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6	8.7%
Victory Pioneer Equity Premium Income Fund, Class R6	7.6%
Victory Pioneer Bond Fund, Class R6	6.4%
Victory Pioneer Balanced Fund, Class R6	4.7%
Victory Pioneer Active Credit Fund, Class Y	2.8%
Victory Pioneer Securitized Income Fund, Class Y	2.7%
Victory Pioneer CAT Bond Fund, Class R6	2.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Affiliated Mutual Funds	99.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIALX — AR (7/26)

Victory Pioneer Solutions - Balanced Fund

Class C

Ticker: PIDCX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$117	1.07%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class C shares at NAV returned 17.35%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI World NR Index, returned 20.41% over the period.

  All of the underlying funds had positive returns over the period led by Victory Pioneer Global Equity Fund (33.05%) and Victory Pioneer International Equity Fund (32.87%). The Fund’s largest holding, Victory Pioneer Multi-Asset Income Fund, also generated a strong return (16.35%) over the period.

  Fixed income funds did not perform as strongly as equity and multi-asset funds over the period. These funds had returns in excess of the Bloomberg US Aggregate Bond Index, but did lag the returns of the fund overall. Victory Pioneer Multi-Asset Ultrashort Income (4.07%), Victory Pioneer Bond (3.51%), and Victory Pioneer Short Term Income (2.87%).

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

Table Summary
	Victory Pioneer Solutions - Balanced Fund Class C @ NAV - $20,063	Victory Pioneer Solutions - Balanced Fund Class C @ CDSC - $20,063	MSCI All Country World Index (regulatory broad based index) - $31,950	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index - $22,143	Bloomberg U.S. Aggregate Bond Index - $11,431	MSCI World Index (Net) - $33,139
7/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
7/17	$10,626	$10,626	$11,706	$10,920	$9,949	$11,612
7/18	$10,955	$10,955	$12,989	$11,656	$9,869	$12,991
7/19	$10,720	$10,720	$13,373	$12,327	$10,666	$13,462
7/20	$10,972	$10,972	$14,335	$13,434	$11,746	$14,435
7/21	$13,532	$13,532	$19,092	$16,095	$11,664	$19,498
7/22	$12,501	$12,501	$17,090	$14,663	$10,600	$17,711
7/23	$13,520	$13,520	$19,296	$15,639	$10,243	$20,099
7/24	$15,036	$15,036	$22,580	$17,665	$10,766	$23,784
7/25	$16,968	$16,968	$26,165	$19,565	$11,130	$27,522
7/26	$20,063	$20,063	$31,950	$22,143	$11,431	$33,139

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class C @ NAV	17.35%Footnote Reference	7.88%	7.21%
Class C @ CDSC	16.35%	7.88%	7.21%
MSCI All Country World Index	22.11%	10.85%	12.32%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.18%	6.59%	8.27%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
MSCI World Index (Net)	20.41%	11.19%	12.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$435,887
Number of Holdings	17
Investment Advisory Fees	$-
Portfolio Turnover	25%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Victory Pioneer Multi-Asset Income Fund, Class R6	29.8%
Victory Pioneer Global Equity Fund, Class R6	19.5%
Victory Pioneer International Equity Fund, Class R6	9.1%
Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6	8.7%
Victory Pioneer Equity Premium Income Fund, Class R6	7.6%
Victory Pioneer Bond Fund, Class R6	6.4%
Victory Pioneer Balanced Fund, Class R6	4.7%
Victory Pioneer Active Credit Fund, Class Y	2.8%
Victory Pioneer Securitized Income Fund, Class Y	2.7%
Victory Pioneer CAT Bond Fund, Class R6	2.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Affiliated Mutual Funds	99.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

PIDCX — AR (7/26)

Victory Pioneer Solutions - Balanced Fund

Class Y

Ticker: IMOYX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class Y	$20	0.18%

What affected the Fund’s performance during the last year?

  For the fiscal year ended July 31, 2026, the Fund’s Class Y shares returned 18.44%. For the same period, the Fund’s benchmarks, the Bloomberg US Aggregate Bond Index, returned 2.71%, and the MSCI World NR Index, returned 20.41% over the period.

  All of the underlying funds had positive returns over the period led by Victory Pioneer Global Equity Fund (33.05%) and Victory Pioneer International Equity Fund (32.87%). The Fund’s largest holding, Victory Pioneer Multi-Asset Income Fund, also generated a strong return (16.35%) over the period.

  Fixed income funds did not perform as strongly as equity and multi-asset funds over the period. These funds had returns in excess of the Bloomberg US Aggregate Bond Index, but did lag the returns of the fund overall. Victory Pioneer Multi-Asset Ultrashort Income (4.07%), Victory Pioneer Bond (3.51%), and Victory Pioneer Short Term Income (2.87%).

The graph reflects investment growth of a hypothetical investment of $1,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $1,000,000 Investment

Table Summary
	Victory Pioneer Solutions - Balanced Fund Class Y - $2,170,387	MSCI All Country World Index (regulatory broad based index) - $3,194,969	60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index - $2,214,345	Bloomberg U.S. Aggregate Bond Index - $1,143,141	MSCI World Index (Net) - $3,313,941
7/16	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/17	$1,073,252	$1,170,585	$1,092,045	$994,854	$1,161,186
7/18	$1,115,542	$1,298,935	$1,165,630	$986,891	$1,299,128
7/19	$1,102,815	$1,337,260	$1,232,677	$1,066,640	$1,346,166
7/20	$1,139,344	$1,433,510	$1,343,375	$1,174,599	$1,443,527
7/21	$1,417,513	$1,909,152	$1,609,512	$1,166,355	$1,949,813
7/22	$1,323,885	$1,708,987	$1,466,252	$1,060,024	$1,771,136
7/23	$1,444,100	$1,929,626	$1,563,874	$1,024,327	$2,009,910
7/24	$1,620,440	$2,258,038	$1,766,489	$1,076,579	$2,378,430
7/25	$1,832,429	$2,616,493	$1,956,477	$1,112,982	$2,752,214
7/26	$2,170,387	$3,194,969	$2,214,345	$1,143,141	$3,313,941

AVERAGE ANNUAL TOTAL RETURNS

(as of July 31, 2026)

Table Summary
	1 Year	5 Year	10 Year
Class Y	18.44%Footnote Reference	8.89%	8.06%
MSCI All Country World Index	22.11%	10.85%	12.32%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	13.18%	6.59%	8.27%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
MSCI World Index (Net)	20.41%	11.19%	12.73%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of July 31, 2026)

Table Summary
Net Assets	$435,887
Number of Holdings	17
Investment Advisory Fees	$-
Portfolio Turnover	25%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds or call 800-539-3863.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of July 31, 2026)

Table Summary
Victory Pioneer Multi-Asset Income Fund, Class R6	29.8%
Victory Pioneer Global Equity Fund, Class R6	19.5%
Victory Pioneer International Equity Fund, Class R6	9.1%
Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6	8.7%
Victory Pioneer Equity Premium Income Fund, Class R6	7.6%
Victory Pioneer Bond Fund, Class R6	6.4%
Victory Pioneer Balanced Fund, Class R6	4.7%
Victory Pioneer Active Credit Fund, Class Y	2.8%
Victory Pioneer Securitized Income Fund, Class Y	2.7%
Victory Pioneer CAT Bond Fund, Class R6	2.7%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of July 31, 2026)

Table Summary
Value	Value
Affiliated Mutual Funds	99.9%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

IMOYX — AR (7/26)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Mr. Fred J. Ricciardi  is  an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  Fees for audit services provided to the Registrant were $181,100 and $201,270 for the fiscal years ended July 31, 2026 and 2025, respectively.

(b) Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended July 31, 2026 and 2025, respectively.

(c)  Tax Fees.  Fees for tax services, which consisted of foreign tax compliance and tax consulting services, were $27,880 and $35,730 for the fiscal years ended July 31, 2026 and 2025, respectively.

(d)  All Other Fees.  Fees for other services totaled $2,000 and $0 for the fiscal years ended July 31, 2026 and 2025, respectively.

(e)  (1)  The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

     (2)  No services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X.

(f)  All of the work in connection with the audit of the Registrant during the years ended July 31, 2026 and 2025 was performed by full-time employees of the Registrant’s principal accountant.

(g)  The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $68,973 and $35,730 for the years ended July 31, 2026 and 2025, respectively.

(h)  The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

July 31, 2026
Annual: Full Financials
Victory Pioneer Balanced Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
20
Statement of Operations
21
Statements of Changes in Net Assets
22
Financial Highlights
24
Notes to Financial Statements (Form N-CSR Item 7) 28
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 40
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
41

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Balanced Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (2.6%)
ABS Auto (1.3%):
American Credit Acceptance Receivables Trust .................................
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 2/12/28 @ 100(a) ............... $ 100 $ 101
Series 2025-2, Class D, 5.50%, 8/12/31, Callable 8/12/28 @ 100(a) ............... 170 171
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 9/12/28 @ 100(a) ............... 100 100
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2024-1A, Class B, 5.85%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 100 101
Series 2024-1A, Class C, 6.48%, 6/20/30, Callable 6/20/29 @ 100(a) .............. 120 123
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32, Callable 12/15/28 @
100 ............................................................. 400 402
Exeter Automobile Receivables Trust .........................................
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 12/15/28 @ 100 ............... 400 409
Series 2024-3A, Class D, 5.98%, 9/16/30, Callable 8/15/30 @ 100 ................ 230 234
Series 2024-4A, Class D, 5.81%, 12/16/30, Callable 5/15/29 @ 100 ............... 780 789
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 3/15/29 @ 100 ................ 190 190
Series 2025-3A, Class D, 5.57%, 10/15/31, Callable 9/15/29 @ 100 ............... 390 393
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-4A, Class D, 7.18%, 8/15/29, Callable 10/15/28 @ 100(a) ............. 160 163
Series 2024-2A, Class D, 6.19%, 2/15/30, Callable 4/15/29 @ 100(a) .............. 160 162
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 3/15/29 @ 100(a) .............. 530 532
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 5/15/29 @ 100(a) .............. 100 100
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31, Callable
6/15/29 @ 100(a) ................................................... 100 100
Hertz Vehicle Financing III LLC ............................................
Series 2024-1A, Class C, 6.70%, 1/25/29, Callable 1/25/28 @ 100(a) .............. 100 101
Series 2024-2A, Class C, 6.70%, 1/27/31, Callable 1/25/30 @ 100(a) .............. 110 110
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 12/20/26 @ 100(a) ............. 240 242
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 12/20/26 @ 100(a) ............. 220 222
Series 2025-1A, Class A, 4.49%, 1/20/39 , Callable 8/20/29 @ 100(a) .............. 110 110
Prestige Auto Receivables Trust ............................................
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 9/15/28 @ 100(a) .............. 140 138
Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 10/15/28 @ 100(a) ............. 120 121
Research-Driven Pagaya Motor Asset Trust, Series 2026-4A, Class A4, 5.80%, 5/25/35,
Callable 7/25/28 @ 100(a) ............................................ 140 140
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.76%, 6/15/32, Callable
9/15/28 @ 100(a) ................................................... 114 116
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 5/15/28 @ 100 ................. 160 163
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 6/15/28 @ 100 ................ 390 390
Tricolor Auto Securitization Trust ...........................................
Series 2024-2A, Class C, 0.00%, 4/17/28(a)(b) .............................. 100 54
Series 2024-3A, Class C, 0.00%, 12/15/28, Callable 10/15/27 @ 100(a)(b) .......... 100 28
Veros Auto Receivables Trust, Series 2026-1, Class A, 4 .53%, 8/15/28(a) ............... 55 55
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 3/15/29 @
100(a) ........................................................... 100 106
Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30, Callable
2/15/28 @ 100(a) ................................................... 280 283
6,449
ABS Card (0.1%):
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32,
Callable 9/15/27 @ 100(a) ............................................ 100 100
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 230 231
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. 150 150
481
ABS Home (0.1%):
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(c) .......................................... 136 136
RCKT Mortgage Trust, Series 2026-CES6, Class A1A, 5.32%, 6/25/56, Callable 6/25/29 @
100(a)(c) ......................................................... 218 217

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(c) ....................................................... $ 150 $ 151
504
ABS Other (1.1%):
Accelerated Assets LLC, Series 2021-1H, Class C, 2.35%, 10/20/40, Callable 4/15/28 @
100(a) ........................................................... 27 25
ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 10/25/29 @ 100(a) .... 108 107
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29,
Callable 8/20/26 @ 100(a) ............................................ 300 300
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 100 101
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31,
Callable 8/20/28 @ 100(a) ............................................ 230 232
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 143 136
Cascade MH Asset Trust ..................................................
Series 2019-MH1, Class A, 4.00%, 11/25/44, Callable 8/25/26 @ 100(a) (c) ......... 92 88
Series 2021-MH1, Class M1, 2.99%, 2/25/46, Callable 11/25/38 @ 100(a) .......... 150 118
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31, Callable
4/20/29 @ 100(a) ................................................... 121 121
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 170 168
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @
100(a) ........................................................... 100 101
FIGRE Trust ..........................................................
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 2/25/29 @ 100(a)(c) ........... 270 272
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 4/25/30 @ 100(a)(c) .......... 453 453
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 8/25/30 @ 100(a)(c) ........... 227 228
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 2/25/30 @ 100(a)(c) ........... 106 106
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 1/25/31 @ 100(a)(c) ........... 355 352
Series 2025-HE8, Class A, 5.21%, 11/25/55 , Callable 9/25/31 @ 100(a)(c) .......... 125 124
Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41, Callable 4/15/28 @
100(a) ........................................................... 16 15
GS Mortgage-Backed Securities Trust ........................................
Series 2025-HE1, Class A1, 5.17% (SOFR30A+155bps) , 10/25/55, Callable 7/25/28 @
100(a)(d) ......................................................... 84 85
Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable 3/25/28 @ 100(a)(c) ......... 169 169
Home Partners of America Trust ............................................
Series 2019-1, Class D, 3.41%, 9/17/39, Callable 8/17/26 @ 100 (a)(e) ............. 114 112
Series 2019-2, Class E, 3.32%, 10/19/39, Callable 8/17/26 @ 100(a)(e) ............ 165 160
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) 100 101
Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38(a) .................... 250 247
Mosaic Solar Loan Trust ..................................................
Series 2019-2A, Class A, 2.88%, 9/20/40, Callable 2/20/31 @ 100(a) .............. 26 23
Series 2020-1A, Class A, 2.10%, 4/20/46(a) ................................ 57 50
Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62, Callable 8/20/31 @
100(a) ........................................................... 150 134
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 100 100
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 230 233
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @
100(a) ........................................................... 28 28
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33 , Callable 3/15/30 @ 100(a) .... 57 57
ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME+7bps),
4/25/48, Callable 12/25/27 @ 100(a)(d) ................................... 103 104
Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33, Callable
12/15/26 @ 100(a) .................................................. 130 130
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 11/20/29 @ 100(a) ............. 100 102
Series 2025-2A, Class D, 5.33%, 6/20/36, Callable 4/20/32 @ 100(a) .............. 100 98
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
8/25/26 @ 100(a) ................................................... 28 27

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(e) ........ $ 120 $ 115
5,122
Total Asset-Backed Securities (Cost $12,700)
a
a
a
12,556
Collateralized Loan Obligations (0.2%)
Cash Flow CLO (0.2%):
ACREC LLC, Series 2026-FL5, Class A, 4.98% (TSFR1M+135bps), 7/18/43, Callable 6/18/28
@ 100(a)(d)(e) ..................................................... 120 120
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.30%
(TSFR1M+264bps), 1/20/41, Callable 5/20/27 @ 100(a)(d) ..................... 240 241
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class C, 5.93%
(SOFR30A+230bps), 1/15/37, Callable 8/15/26 @ 100(a)(d) .................... 250 250
Dwight Issuer LLC, Series 2025-FL1, Class A, 5.33% (TSFR1M+166bps), 6/18/42, Callable
7/19/27 @ 100(a)(d) ................................................. 310 311
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.05% (TSFR1M+139 bps), 8/19/42,
Callable 8/19/27 @ 100(a)(d)(e) ........................................ 240 241
1,163
Total Collateralized Loan Obligations (Cost $1,158)
a
a
a
1,163
Collateralized Mortgage Obligations (2.5%)
Agency CMO Floating (0.0%):(f)
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 2006-104, Class GF, 4.05% (SOFR30A+43bps), 11/25/36(d) ............... 8 8
Series 3868, Class FA, 4.14% (SOFR30A+51bps) , 5/15/41(d) ................... 9 9
Federal National Mortgage Association REMICs ................................
Series 2006-23, Class FP, 4.03% (SOFR30A+41bps), 4/25/36(d) ................. 11 11
Series 2007-93, Class FD, 4.28% (SOFR30A+66bps), 9/25/37(d) ................ 5 5
Series 2011-63, Class FG, 4.18% (SOFR30A+56bps), 7/25/41(d) ................. 31 31
64
Agency CMO IO (0.1%):
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.81% (SOFR30A+644bps), 8/15/42(d)(e) ................ 74 9
Series 4601, Class NI, 3.50%, 9/15/45(e) .................................. 66 8
Series 4999, Class QI, 4.00%, 5/25/50(e) .................................. 61 13
Series 5067, Class GI, 4.00%, 12/25/50(e) ................................. 79 16
Federal Home Loan Mortgage Corporation STRIPS, Series 399, Class C5, 2.00%, 6/25/36(e) 310 18
Federal National Mortgage Association REMICs ................................
Series 2019-59, Class AI, 4.00%, 10/25/39(e) ............................... 34 5
Series 2020-83, Class EI, 4.00%, 11/25/50(e) ............................... 52 11
Series 2021-78, Class CI, 4.50%, 11/25/51(e) ............................... 56 13
Government National Mortgage Association ....................................
Series 2019-159, Class CI, 3.50%, 12/20/49(e) .............................. 225 35
Series 2020-188, Class GI, 2.00%, 12/20/50(e) .............................. 127 15
Series 2020-34, Class IO, 5.00%, 12/20/39(e) ............................... 278 50
Series 2020-9, Class SA (TSFR1M+324bps), 1/20/50(d)(e)(g) ................... 185 1
Series 2021-136, Class YI, 3.00%, 8/20/51(e) ............................... 234 28
Series 2021-140, Class IO, 2.50%, 8/20/51(e) ............................... 257 25
Series 2021-146, Class QI, 3.00%, 8/20/51(e) ............................... 65 10
Series 2021-96, Class BI, 3.50%, 6/20/51(e) ................................ 92 15
Series 2023-168, Class ID, 2.50%, 3/20/51(e) ............................... 167 18
Series 2023-70, Class IO, 4.00%, 6/20/50(e) ................................ 191 38
Series 2024-206, Class IO, 2.50%, 10/20/51(e) .............................. 265 26
Series 2024-24, Class AI, 2.50%, 8/20/51(e) ................................ 215 21
Series 2025-120, Class IC, 4.50%, 1/20/50(e) ............................... 225 49
Series 2025-173, Class AI, 2.50% , 10/20/51(e) .............................. 830 83
507
Agency Commercial MBS (0.0%):(f)
Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58,
Callable 8/16/43 @ 100(c)(e) .......................................... 705 23
Commercial MBS (0.8%):
BAY Trust, Series 2026-MDWS, Class A, 5.32% (TSFR1M+164bps), 6/15/41(a)(d)(e) ..... 380 379

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Benchmark Mortgage Trust ................................................
Series 2018-B8, Class A4, 3.96%, 1/15/52, Callable 12/15/28 @ 100 .............. $ 300 $ 296
Series 2022-B34, Class AM, 3.82%, 4/15/55, Callable 4/15/32 @ 100(c) ........... 200 175
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.96%, 6/10/51, Callable
6/10/28 @ 100 ..................................................... 204 201
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.52% (TSFR1M+184bps), 6/15/41(a)
(d)(e) ........................................................... 350 350
FREMF Mortgage Trust ..................................................
Series 2017-KW03, Class B, 4.08%, 7/25/27(a)(c) ........................... 100 99
Series 2019-KF64, Class B, 6.05% (SOFR30A+241bps), 8/25/26(a)(d) ............ 110 110
Series 2019-KF66, Class B, 6.15% (SOFR30A+251bps), 7/25/29(a)(d) ............ 106 100
FREMF Trust, Series 2018-KW04, Class B, 3.94%, 9/25/28(a)(c) .................... 250 232
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.22% ( TSFR1M+154bps),
5/15/37(a)(d)(e) .................................................... 220 220
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.56%, 5/10/39(a)(c)(e) ...... 100 100
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX,
4.25%, 7/5/33(a)(e) ................................................. 375 353
JPMDB Commercial Mortgage Securities Trust .................................
Series 2018-C8, Class A4, 4.21%, 6/15/51, Callable 6/15/28 @ 100 ............... 250 247
Series 2018-C8, Class XB, 0.12%, 6/15/51, Callable 3/15/28 @ 100(c)(e) ........... 2,450 6
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 212 203
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.18% (TSFR1M+150bps),
6/15/43(a)(d)(e) .................................................... 110 110
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, 7/11/40(a)(c)(e) ......... 300 282
Soho Trust, Series 2021-SOHO, Class A, 2.70%, 8/10/38(a)(c)(e) .................... 125 107
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 8/25/35 @ 100(a)(c) ............ 120 119
Series 2025-1, Class A, 6.03%, 2/25/55 , Callable 12/25/32 @ 100(a)(c) ............ 102 102
VRTX Trust ...........................................................
Series 2025-HQ, Class C, 5.92%, 8/5/42(a)(c)(e) ............................ 140 136
Series 2025-HQ, Class D, 6.60%, 8/5/42(a)(c)(e) ............................ 140 137
Wells Fargo Commercial Mortgage Trust ......................................
Series 2016-LC24, Class XA, 1.36%, 10/15/49, Callable 9/15/26 @ 100(c)(e) ........ 348 —(h)
Series 2026-1250B, Class B, 4.97%, 3/10/41(a)(c)(e) ......................... 100 98
4,162
Private CMO Floating (0.5%):
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2M2, 6.62% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(d) ......................................................... 134 135
Series 2024-R03, Class 2M2, 5.57% (SOFR30A+195bps), 3/25/44 , Callable 3/25/29 @
100(a)(d) ......................................................... 100 101
Series 2024-R05, Class 2M2, 5.32% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(d) ......................................................... 66 66
Eagle Re Ltd., Series 2023-1, Class M1B, 7.57% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(d) ................................................. 199 203
Federal Home Loan Mortgage Corporation, Series 2021-MN1, Class M1, 5.62%
(SOFR30A+200bps), 1/25/51, Callable 1/25/29 @ 100(a)(d) .................... 2 2
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk Trust, Series
2021-MN3, Class M2, 7.62% (SOFR30A+400bps), 11/25/51, Callable 7/25/36 @ 100(a)
(d) ............................................................. 550 563
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-HQA3, Class B1, 6.97% (SOFR30A+335bps), 9/25/41, Callable 9/25/26 @
100(a)(d) ......................................................... 485 486
Series 2021-HQA3, Class M2, 5.72% (SOFR30A+210bps), 9/25/41, Callable 9/25/26 @
100(a)(d) ......................................................... 400 401
Series 2024-DNA3, Class A1, 4.67% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(d) ....................................................... 104 104
Series 2026-HQA1, Class A1, 4.62% (SOFR30A+100bps), 5/25/46, Callable 5/25/31 @
100(a)(d) ......................................................... 102 102
Series 2026-HQA1, Class M1, 4.87% (SOFR30A+125bps), 5/25/46, Callable 5/25/31 @
100(a)(d) ......................................................... 141 141

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.99% (TSFR1M+226bps), 10/25/48,
Callable 5/25/29 @ 100(a)(d) .......................................... $ 140 $ 146
Triangle Re Ltd., Series 2023-1, Class M1A, 7.02% (SOFR30A+340bps), 11/25/33, Callable
8/25/28 @ 100(a)(d) ................................................. 30 30
2,480
Private CMO Other (1.1%):
Bayview Opportunity Master Fund Trust, Series 2026-1, Class A1A, 5.52%, 7/25/56, Callable
7/25/29 @ 100(a)(c) ................................................. 196 195
BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61, Callable 8/25/26
@ 100(a)(c) ....................................................... 425 320
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.25%, 2/25/55, Callable 8/25/26
@ 100(a)(c) ....................................................... 100 98
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(c) ........ 100 98
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(c) ........ 100 98
Series 2024-HB15, Class M2, 4.00%, 8/25/34(a)(c) .......................... 100 98
Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61, Callable
11/25/53 @ 100(a)(c) ................................................ 500 429
Federal Home Loan Mortgage Corporation, Series 2018-4, Class M, 4.75%, 3/25/58, Callable
4/25/51 @ 100(a) ................................................... 370 361
GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52, Callable
9/25/45 @ 100(a)(c) ................................................. 245 195
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B1, 3.30%, 9/25/56, Callable 8/25/26 @ 100(a)(c) ........ 100 71
Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable 8/25/26 @ 100(a)(c) ........ 100 71
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 166 159
J.P. Morgan Mortgage Trust ...............................................
Series 2021-INV1, Class B1, 2.97%, 10/25/51, Callable 8/25/47 @ 100(a)(c) ........ 113 93
Series 2022-8, Class B2, 4.69%, 1/25/53, Callable 2/25/45 @ 100(a)(c) ............ 627 564
Series 2022-LTV1, Class M1, 3.51%, 7/25/52, Callable 10/25/43 @ 100(a)(c) ........ 250 168
Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51, Callable
11/25/43 @ 100(a)(c) ................................................ 280 224
MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49, Callable 8/25/26 @ 100(a)(c) ... 15 14
Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(c) ......................................................... 140 139
PRMI Securitization Trust, Series 2021-1, Class B1, 2.47%, 4/25/51, Callable 12/25/44 @
100(a)(c) ......................................................... 513 414
Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51, Callable 4/25/43
@ 100(a)(c) ....................................................... 227 177
RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51, Callable 12/25/46 @ 100(a)
(c) ............................................................. 263 210
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63(a)(c) .......... 25 25
UWM Mortgage Trust ...................................................
Series 2021-INV1, Class A5, 2.50%, 8/25/51, Callable 6/25/46 @ 100(a)(c) ......... 400 262
Series 2021-INV2, Class A5, 2.50%, 9/25/51, Callable 12/25/44 @ 100(a)(c) ........ 675 441
Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.90%, 9/25/50,
Callable 7/25/43 @ 100(a)(c) .......................................... 332 288
5,212
Total Collateralized Mortgage Obligations (Cost $13,330)
a
a
a
12,448
Shares
Common Stocks (62.7%)
Communication Services (7.9%):
Alphabet, Inc., Class A ................................................... 99,264 35,351
Netflix, Inc.(i) ......................................................... 50,544 3,625
38,976
Consumer Discretionary (7.4%):
Amazon.com, Inc.(i) ..................................................... 73,949 20,083
eBay, Inc. ............................................................ 30,045 3,425
LKQ Corp. ........................................................... 58,939 1,323
The TJX Cos., Inc. ...................................................... 47,736 7,511

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Ulta Beauty, Inc.(i) ...................................................... 7,858 $ 4,030
36,372
Consumer Staples (1.9%):
Glanbia PLC .......................................................... 118,659 3,144
Mondelez International, Inc., Class A ......................................... 101,165 6,304
9,448
Energy (2.2%):
Phillips 66 Co. ......................................................... 27,454 5,811
Shell PLC, ADR ....................................................... 56,108 5,161
10,972
Financials (7.5%):
Bank of America Corp. ................................................... 120,565 7,469
Capital One Financial Corp. ............................................... 25,490 5,328
Chubb Ltd. ........................................................... 13,947 4,891
Citizens Financial Group, Inc. .............................................. 73,009 5,231
Huntington Bancshares, Inc. ............................................... 324,866 5,536
State Street Corp. ....................................................... 45,592 8,396
36,851
Health Care (7.3%):
AbbVie, Inc. .......................................................... 30,337 7,613
Bristol-Myers Squibb Co. ................................................. 56,150 3,667
Cardinal Health, Inc. .................................................... 31,839 7,324
Eli Lilly & Co. ......................................................... 7,552 8,676
Intuitive Surgical, Inc.(i) .................................................. 7,911 2,795
Vertex Pharmaceuticals, Inc.(i) ............................................. 11,700 5,582
35,657
Industrials (7.4%):
Deere & Co. .......................................................... 5,322 3,154
Emerson Electric Co. .................................................... 28,204 4,226
Ferguson Enterprises, Inc. ................................................. 19,313 4,526
Johnson Controls International PLC .......................................... 40,393 5,924
MasTec, Inc.(i) ......................................................... 10,000 2,631
Norfolk Southern Corp. .................................................. 8,600 2,885
Rockwell Automation, Inc. ................................................ 9,081 4,360
United Rentals, Inc. ..................................................... 4,635 5,002
Vertiv Holdings Co., Class A ............................................... 14,716 3,555
36,263
Information Technology (17.7%):
Amphenol Corp., Class A ................................................. 15,773 2,535
Applied Materials, Inc. ................................................... 10,043 5,098
Cirrus Logic, Inc.(i) ..................................................... 18,515 2,395
Cisco Systems, Inc. ..................................................... 57,682 6,691
Intel Corp.(i) .......................................................... 27,343 2,466
International Business Machines Corp. ........................................ 23,093 5,165
Keysight Technologies, Inc.(i) .............................................. 14,203 4,532
Marvell Technology, Inc. ................................................. 16,927 3,175
Microsoft Corp. ........................................................ 37,509 17,431
Motorola Solutions, Inc. .................................................. 9,219 4,017
NetApp, Inc. .......................................................... 22,129 3,950
NVIDIA Corp. ......................................................... 4,551 914
QUALCOMM, Inc. ..................................................... 21,097 3,114
Ralliant Corp. ......................................................... 139,384 9,112
Samsung Electronics Co. Ltd., Registered Shares, GDR ........................... 1,178 4,933
Texas Instruments, Inc. ................................................... 22,365 6,167
Trimble, Inc.(i) ........................................................ 41,800 2,365
Zebra Technologies Corp.(i) ............................................... 9,500 2,791
86,851
Materials (1.3%):
CRH PLC ............................................................ 27,414 2,604

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Reliance, Inc. .......................................................... 9,273 $ 3,766
6,370
Real Estate (1.4%):
Digital Realty Trust, Inc. .................................................. 18,685 3,523
SL Green Realty Corp. ................................................... 62,143 3,289
6,812
Utilities (0.7%):
Eversource Energy ...................................................... 39,215 2,807
Fervo Energy Co., Class A(i) ............................................... 21,201 478
3,285
Total Common Stocks (Cost $180,102)
a
a
a
307,857
Preferred Stocks (0.1%)
Financials (0.1%):
Bank of America Corp., Series LL, 5.00%(j) .................................... 4,907 96
Capital One Financial Corp., Series L, 4.38%(j) ................................. 1,113 18
JPMorgan Chase & Co., Series MM, 4.20%(j) .................................. 12,431 214
KeyCorp, Series G, 5.63%(j) ............................................... 1,984 43
Morgan Stanley, Series O, 4.25%(j) .......................................... 8,198 136
State Street Corp., Series G, 5.35%(j) ........................................ 1,265 27
U.S. Bancorp, Series L, 3.75%(j) ............................................ 1,204 17
Wells Fargo & Co., Series DD, 4.25%(j) ...................................... 4,991 82
633
Total Preferred Stocks (Cost $669)
a
a
a
633
Principal Amount
(000)
Senior Secured Loans (0.0%)(f)
Financials (0.0%):(f)
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan,
5.73% (SOFR01M+200bps), 1/31/31(d) ................................... $ 161 161
LC Ahab US Bidco LLC, Initial Term Loan, 6.32% (SOFR03M+250bps), 5/1/31(d) ....... 34 34
195
Total Senior Secured Loans (Cost $195)
a
a
a
195
Corporate Bonds (7.3%)
Communication Services (0.1%):
Alphabet, Inc., 5.30%, 5/15/65, Callable 11/15/64 @ 100 .......................... 115 97
Omnicom Group, Inc., 5.00%, 6/2/33, Callable 4/2/33 @ 100 ....................... 159 153
Space Exploration Technologies Corp.
5.65%, 7/15/33, Callable 5/15/33 @ 100(a) ................................ 55 53
6.65%, 7/15/56, Callable 1/15/56 @ 100(a) ................................ 140 124
T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100 ...................... 350 314
741
Consumer Discretionary (0.5%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 25 25
Best Buy Co., Inc., 1.95%, 10/1/30, Callable 7/1/30 @ 100 ......................... 565 501
Daimler Truck Finance North America LLC
4.15%, 1/12/29, Callable 12/12/28 @ 100(a) ............................... 150 148
4.65%, 10/12/30, Callable 9/12/30 @ 100(a) ............................... 150 148
Darden Restaurants, Inc., 6.30%, 10/10/33, Callable 7/10/33 @ 100 ................... 267 280
Expedia Group, Inc., 5.50%, 4/15/36, Callable 1/15/36 @ 100 ....................... 310 301
General Motors Financial Co., Inc.
5.75%, 2/8/31, Callable 12/8/30 @ 100 ................................... 90 92
3.10%, 1/12/32, Callable 10/12/31 @ 100 ................................. 165 148
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(a) .......................................... 150 150
HOA RoyaltyCo LLC, 0.00%, 11/22/55 , Callable 9/5/26 @ 100(a)(b)(k) ............... 195 41
Lowe's Cos., Inc., 3.75%, 4/1/32, Callable 1/1/32 @ 100 ........................... 280 261
Marriott International, Inc., 4.90%, 4/15/29, Callable 3/15/29 @ 100 .................. 405 406

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Mobility Global, Inc., 5.45%, 6/15/31, Callable 5/15/31 @ 100(a) .................... $ 60 $ 60
2,561
Consumer Staples (0.2%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 65 62
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 170 158
Dollar Tree, Inc., 2.65%, 12/1/31 , Callable 9/1/31 @ 100 ........................... 335 296
Smithfield Foods, Inc.
5.20%, 4/1/29, Callable 1/1/29 @ 100(a) .................................. 4 4
3.00%, 10/15/30, Callable 7/15/30 @ 100(a) ............................... 155 141
2.63%, 9/13/31, Callable 6/13/31 @ 100(a) ................................ 215 189
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 160 155
1,005
Energy (0.6%):
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 35 34
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 125 124
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 150 146
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36, Callable 2/15/36 @ 100(a) ....... 40 39
Energy Transfer LP, 6.70% (H15T5Y+222bps), 1/15/57, Callable 10/15/36 @ 100(d) ...... 140 138
Harvest Midstream I LP, 6.75%, 5/15/34, Callable 5/15/29 @ 103.38(a) ................ 40 40
Hess Midstream Operations LP, 5.88%, 3/1/28 , Callable 8/16/26 @ 102.94(a) ............ 45 45
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 215 211
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 90 89
MPLX LP
5.50%, 6/1/34 , Callable 3/1/34 @ 100 .................................... 245 244
5.30%, 4/1/36, Callable 1/1/36 @ 100 .................................... 135 131
NGPL PipeCo LLC
3.25%, 7/15/31, Callable 4/15/31 @ 100(a) ................................ 180 164
5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ................................ 65 63
Phillips 66 Co., 3.75%, 3/1/28, Callable 12/1/27 @ 100 ............................ 400 395
Shell Finance US, Inc., 4.75%, 1/6/36, Callable 10/6/35 @ 100 ...................... 310 298
The Williams Cos., Inc.
7.75%, 6/15/31 .................................................... 242 268
5.75%, 6/24/44 , Callable 12/24/43 @ 100 ................................. 205 195
Valero Energy Corp.
5.15%, 2/15/30, Callable 1/15/30 @ 100 .................................. 95 96
6.63%, 6/15/37 .................................................... 162 175
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ....... 90 93
2,988
Financials (3.3%):
Aegon Funding Co. LLC, 5.63%, 5/7/36, Callable 2/7/36 @ 100 ..................... 260 253
Affiliated Managers Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 .............. 435 422
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(d) .................... 120 120
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(d) ................. 205 200
American Honda Finance Corp.
5.05%, 7/8/31, Callable 6/8/31 @ 100 .................................... 300 298
5.05%, 7/10/31 .................................................... 345 343
4.85%, 10/23/31 .................................................... 275 271
5.10%, 1/8/36 ..................................................... 305 294
Ameriprise Financial, Inc., 4.80%, 6/15/31, Callable 5/15/31 @ 100 ................... 35 35
Bank of America Corp., 2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(d) .... 335 295
BMW US Capital LLC, 5.40%, 3/21/35, Callable 12/21/34 @ 100(a) .................. 395 389
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 185 174
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(d) .................... 290 249
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(d) .................... 95 95
CHPE LLC, 4.88%, 6/30/31, Callable 5/30/31 @ 100(a) ........................... 105 103
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ....... 330 332

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(d) ............. $ 220 $ 193
Citizens Financial Group, Inc., 5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(d) 15 15
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 75 77
CNO Global Funding
4.88%, 12/10/27(a) .................................................. 30 30
2.65%, 1/6/29(a) ................................................... 435 411
Equitable America Global Funding, 5.13%, 6/15/31(a) ............................ 435 432
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(d) ......................................................... 250 230
Farmers Insurance Exchange
4.75% (US0003M+323bps), 11/1/57 , Callable 11/1/37 @ 100(a)(d) ............... 385 327
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(d) .............. 150 150
Fifth Third Bank NA, 5.33% (SOFR+261bps), 8/25/33, Callable 8/25/32 @ 100(d) ........ 375 370
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 185 190
8.00%, 2/1/32, Callable 2/1/29 @ 104(a) .................................. 55 55
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 30 30
FS KKR Capital Corp., 7.50%, 8/1/31, Callable 5/1/31 @ 100 ....................... 120 120
Goldman Sachs Bank USA, 4.66% (SOFR+72bps), 6/3/29, Callable 6/3/28 @ 100(d) ...... 250 249
Huntington Bancshares, Inc., 5.27% (SOFR+128bps), 1/15/31, Callable 1/15/30 @ 100(d) ... 115 115
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(a) ....................... 100 97
Hyundai Capital America
5.30%, 1/8/30, Callable 12/8/29 @ 100(a) ................................. 200 201
5.80%, 4/1/30, Callable 2/1/30 @ 100(a) .................................. 285 291
6.20%, 9/21/30, Callable 7/21/30 @ 100(a) ................................ 125 129
JPMorgan Chase & Co.
5.04% (SOFR+119bps), 1/23/28, Callable 1/23/27 @ 100(d) .................... 300 301
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100(d) .................... 275 242
4.59% (SOFR+180bps), 4/26/33, Callable 4/26/32 @ 100(d) .................... 90 87
5.77% (SOFR+149bps), 4/22/35, Callable 4/22/34 @ 100(d) .................... 215 220
5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(d) ...................... 100 96
5.80% (H15T5Y+125bps), 7/23/41 , Callable 7/23/36 @ 100(d) .................. 125 124
KeyCorp, 5.12% (SOFRINDX+123bps), 4/4/31, Callable 4/4/30 @ 100(d) .............. 135 135
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 508 548
Lincoln Financial Global Funding
4.20%, 1/12/29(a) .................................................. 50 49
4.95%, 5/21/31(a) .................................................. 100 99
Lincoln National Corp.
5.35%, 11/15/35, Callable 8/15/35 @ 100 .................................. 55 53
6.80% (H15T5Y+240bps), 7/15/56, Callable 4/15/36 @ 100 (d) .................. 80 79
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 120 121
Massachusetts Mutual Life Insurance Co., 5.95%, 6/1/56, Callable 12/1/55 @ 100(a) ...... 285 268
Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29(a) ..................... 325 325
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(d) ............ 120 117
Morgan Stanley
5.65% (SOFR+101bps), 4/13/28, Callable 4/13/27 @ 100(d) .................... 70 70
5.17% (SOFR+145bps), 1/16/30, Callable 1/16/29 @ 100(d) .................... 175 176
5.17% (SOFRINDX+116bps), 7/14/32, Callable 7/14/31 @ 100(d) ............... 315 314
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(d) .................. 65 66
5.94% ( H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(d) .................... 180 181
Morgan Stanley Bank NA, 4.79% (SOFRINDX+97bps), 5/10/30, Callable 5/10/29 @ 100(d) . 250 249
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ............................... 70 67
Mutual of Omaha Cos. Global Funding
5.00%, 4/1/30(a) ................................................... 155 155
4.55%, 1/13/31(a) .................................................. 265 259
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(d) .... 85 81
Old National Bancorp, 5.77% ( TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(d) ..... 25 25
OneMain Finance Corp.
6.13%, 5/15/30, Callable 11/15/29 @ 100 .................................. 10 10
4.00%, 9/15/30, Callable 9/5/26 @ 102 ................................... 305 280
Pinnacle Financial Partners, Inc., 5.60% (SOFR+170bps), 5/19/32, Callable 5/19/31 @ 100(d) 80 79
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 79 70

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Prudential Financial, Inc.
3.88%, 3/27/28, Callable 12/27/27 @ 100, MTN ............................. $ 163 $ 161
3.00%, 3/10/40, Callable 9/10/39 @ 100, MTN ............................. 305 226
6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(d) .................. 35 35
Regions Bank, 4.76% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(d) .............. 250 249
Rocket Cos., Inc., 6.50%, 8/1/29, Callable 8/16/26 @ 103.25(a) ...................... 140 142
Santander Holdings USA, Inc.
2.49% (SOFR+125bps), 1/6/28, Callable 1/6/27 @ 100(d) ...................... 195 193
5.04% (SOFR+110bps), 6/5/30, Callable 6/5/29 @ 100(d) ...................... 135 134
Starwood Property Trust, Inc.
5.88%, 8/15/29, Callable 5/15/29 @ 100(a) ................................ 35 35
5.75%, 1/15/31, Callable 7/15/30 @ 100(a) ................................ 50 49
6.13%, 6/1/31, Callable 12/1/30 @ 100(a) ................................. 65 65
Synchrony Financial, 5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(d) ..... 110 112
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a) ............. 20 22
The Goldman Sachs Group, Inc.
4.22% (TSFR3M+156bps), 5/1/29, Callable 5/1/28 @ 100(d) ................... 140 139
4.97% (SOFR+103bps), 6/3/32, Callable 6/3/31 @ 100(d) ...................... 165 163
2.65% (SOFR+126bps), 10/21/32, Callable 10/21/31 @ 100(d) .................. 210 184
The PNC Financial Services Group, Inc.
5.30% (SOFR+134bps), 1/21/28, Callable 1/21/27 @ 100(d) .................... 65 65
5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36 @ 100(d) .................. 55 53
Toyota Motor Credit Corp., 4.60%, 3/11/33 .................................... 195 189
Truist Financial Corp.
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(d) ............. 200 209
5.44% (SOFR+162bps), 1/24/30, Callable 1/24/29 @ 100(d) .................... 60 61
4.96% (SOFR+88bps), 7/23/30, Callable 7/23/29 @ 100(d) ..................... 215 215
4.60% (SOFR+97bps), 1/27/32, Callable 1/27/31 @ 100(d) ..................... 105 102
U.S. Bancorp
5.38% (SOFR+156bps), 1/23/30, Callable 1/23/29 @ 100(d) .................... 80 81
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(d) ................... 530 458
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 9/5/26 @ 104(a) ................. 30 30
Wells Fargo & Co., 5.24% (SOFR+111bps), 1/24/31, Callable 1/24/30 @ 100(d) .......... 100 101
Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100 .................. 40 38
16,042
Health Care (0.4%):
AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100 ........................... 117 100
Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @ 100 ............................. 165 165
CVS Health Corp.
5.25%, 1/30/31 , Callable 11/30/30 @ 100 .................................. 40 40
5.25%, 2/21/33, Callable 11/21/32 @ 100 .................................. 250 250
DENTSPLY SIRONA, Inc., 8.38% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(d) . 159 159
Elevance Health, Inc.
5.15%, 6/15/29 , Callable 5/15/29 @ 100 .................................. 100 101
5.38%, 6/15/34, Callable 3/15/34 @ 100 .................................. 70 70
Eli Lilly & Co., 5.55%, 10/15/55, Callable 4/15/55 @ 100 .......................... 75 71
GE Healthcare Technologies, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ............. 110 110
HCA, Inc., 5.50%, 3/1/32, Callable 1/1/32 @ 100 ................................ 180 182
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 80 80
Highmark, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100 (a) ......................... 80 79
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 75 75
Merck & Co., Inc., 5.20%, 5/22/36, Callable 2/22/36 @ 100 ........................ 185 184
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. 170 165
1,831
Industrials (0.5%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 220 219
Alaska Airlines, Inc., 6.50%, 6/1/31, Callable 12/1/30 @ 100(a) ...................... 150 149
Core & Main LP, 6.00%, 7/1/34, Callable 7/1/29 @ 103(a) ......................... 50 50
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 45 45
GE Vernova, Inc., 4.88%, 2/4/36, Callable 11/4/35 @ 100 .......................... 120 115
Herc Holdings, Inc., 7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) ................... 65 67

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Hubbell, Inc., 5.15%, 6/15/36, Callable 3/15/36 @ 100 ............................ $ 180 $ 175
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/1/54 ........ 182 164
Kennametal, Inc., 5.80%, 5/28/36, Callable 2/28/36 @ 100 ......................... 50 49
Komatsu Finance America, Inc., 4.20%, 9/18/30, Callable 8/18/30 @ 100(a) ............. 200 194
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.40%, 7/1/27, Callable 6/1/27 @ 100(a) .................................. 98 98
5.55%, 5/1/28, Callable 4/1/28 @ 100(a) .................................. 255 258
6.05%, 8/1/28, Callable 7/1/28 @ 100(a) .................................. 35 36
Regal Rexnord Corp., 6.30%, 2/15/30, Callable 12/15/29 @ 100 ..................... 125 129
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31, Callable 12/15/30 @ 100(a) ......... 50 50
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 200 197
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 40 40
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 113 113
Verisk Analytics, Inc.
4.45%, 3/15/31, Callable 2/15/31 @ 100 .................................. 30 29
5.25%, 3/15/35, Callable 12/15/34 @ 100 ................................. 85 83
2,260
Information Technology (0.6%):
Broadcom, Inc.
4.60%, 7/15/30, Callable 6/15/30 @ 100 .................................. 150 147
4.15%, 4/15/32, Callable 1/15/32 @ 100 .................................. 125 118
4.30%, 11/15/32, Callable 8/15/32 @ 100 .................................. 60 57
3.19%, 11/15/36, Callable 8/15/36 @ 100 .................................. 391 311
Core Scientific Finance I LLC, 7.75%, 5/15/31, Callable 5/15/28 @ 103.88(a) ........... 85 83
Dell International LLC/EMC Corp., 4.75%, 7/15/31, Callable 6/15/31 @ 100 ............ 65 64
ERP Operating LP, 4.95%, 6/15/32, Callable 4/15/32 @ 100 ........................ 75 75
ESC Gab, 8/20/51(g)(k) .................................................. 200 —
Foundry JV Holdco LLC, 5.90%, 1/25/30, Callable 12/25/29 @ 100(a) ................ 206 211
Intel Corp., 5.30%, 5/15/36, Callable 2/15/36 @ 100 .............................. 95 92
Microchip Technology, Inc., 5.05%, 2/15/30 , Callable 1/25/30 @ 100 .................. 195 194
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 244 194
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 715 630
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 185 163
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 70 69
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 70 70
Roper Technologies, Inc.
4.75%, 2/15/32, Callable 12/15/31 @ 100 ................................. 125 122
4.90%, 10/15/34, Callable 7/15/34 @ 100 ................................. 205 195
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 269 239
3,034
Materials (0.2%):
Cleveland-Cliffs, Inc.
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... 100 100
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 140 142
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 75 74
Martin Marietta Materials, Inc.
5.15%, 12/1/34, Callable 9/1/34 @ 100 ................................... 145 142
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 130 117
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 88 88
Southern Copper Corp., 5.35%, 6/24/36, Callable 3/24/36 @ 100 ..................... 460 446
1,109
Real Estate (0.2%):
Beacon Point DC LLC, 6.13%, 11/30/42, Callable 5/30/42 @ 100(a) .................. 205 197
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 40 39
COPT Defense Properties LP, 4.50%, 10/15/30, Callable 9/15/30 @ 100 ................ 45 44
Cousins Properties LP, 4.88%, 3/1/33, Callable 1/1/33 @ 100 ....................... 115 110

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Highwoods Realty LP
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. $ 18 $ 17
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 19 17
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 35 34
Invitation Homes Operating Partnership LP, 4.95%, 1/15/33, Callable 11/15/32 @ 100 ..... 105 102
Sopaipilla Investor LLC, 7.53%, 11/30/48, Callable 5/30/48 @ 100(a) ................. 270 280
Ventas Realty LP, 5.10%, 7/15/32, Callable 5/15/32 @ 100 ......................... 120 119
959
Utilities (0.7%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 35 33
American Electric Power Co., Inc., 4.30%, 12/1/28, Callable 9/1/28 @ 100 .............. 125 124
Boston Gas Co., 3.15%, 8/1/27, Callable 5/1/27 @ 100(a) .......................... 325 320
CenterPoint Energy, Inc., 6.40% (H15T5Y+189bps), 8/15/58, Callable 5/15/33 @ 100(d) ... 155 155
Consolidated Edison Co. of New York, Inc., 4.63%, 12/1/54, Callable 6/1/54 @ 100 ....... 220 173
Cumberland Combined Cycle Generation LLC, 5.82%, 5/15/56 ...................... 85 83
Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100 ................. 250 186
Entergy Louisiana LLC, 5.35%, 3/15/34, Callable 12/15/33 @ 100 .................... 209 210
Entergy Texas, Inc., 5.25%, 4/15/35, Callable 1/15/35 @ 100 ........................ 60 59
ITC Holdings Corp., 5.65%, 5/9/34, Callable 2/9/34 @ 100(a) ....................... 170 171
Liberty Utilities Co., 5.65%, 5/15/36, Callable 2/15/36 @ 100(a) ..................... 195 189
NRG Energy, Inc., 6.13%, 5/15/36, Callable 5/15/31 @ 103.06(a) .................... 167 165
Public Service Enterprise Group, Inc., 5.40%, 3/15/35, Callable 12/15/34 @ 100 .......... 80 79
Puget Energy, Inc.
2.38%, 6/15/28, Callable 4/15/28 @ 100 .................................. 205 196
4.10%, 6/15/30, Callable 3/15/30 @ 100 .................................. 133 128
4.22%, 3/15/32, Callable 12/15/31 @ 100 ................................. 120 114
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(d) .................... 310 310
6.38% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(d) .................... 60 60
Southern California Edison Co.
5.45%, 6/1/31, Callable 4/1/31 @ 100 .................................... 85 86
4.95%, 9/15/31, Callable 8/15/31 @ 100 .................................. 100 99
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(d) ............... 50 50
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 110 108
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 110 109
Virginia Electric And Power Co., 4.45%, 2/15/44, Callable 8/15/43 @ 100 .............. 200 166
3,373
Total Corporate Bonds (Cost $37,308)
a
a
a
35,903
Insurance-Linked Securities (0.5%)
Event Linked Bonds (0.5%):
Multiperil - U.S. - (0.4%):
Bonanza Re, 2024-1 B, 7.27% (MSMMUSTF+350bps), 12/19/27(a)(d)(l) .............. 250 251
Four Lakes Re, 2023-1 A, 9.10% (BRMMUSDF+552bps), 1/7/27, Callable 9/5/26 @ 102.5(a)
(d)(l) ............................................................ 250 254
High Point Re, 2023-1, 9.22% (BRMMUSDF+549bps), 1/6/27, Callable 9/5/26 @ 102.25(a)(d)
(l) .............................................................. 250 250
Mystic Re IV, 2024-1 A, 15.55% (GSMMUSTI+1285bps), 1/8/27(a) (d)(l) .............. 250 251
Residential Re
9.58% (JMMMUSTF+600bps), 12/6/27(a)(d)(l) ............................. 250 260
8.87% (JMMMUSTF+529bps), 12/6/28(a)(d)(l) ............................. 250 255
Sanders Re III, 2024-1 A, 9.14% (BRMMUSDF+556bps), 4/7/28(a)(d)(l) ............... 250 259
Multiperil - U.S. & Canada - (0.1%):
Galileo Re, 2023-1 A, 10.55% (GSMMUSTI+700bps), 1/7/28, Callable 9/5/26 @ 104.5(a)(d)
(l) .............................................................. 250 257
Windstorm - North Carolina - (0.0%):(f)
Blue Ridge Re, 8.79% (FHMMUSTF+539bps), 1/8/27(a)(d)(l) ...................... 250 251
2,288
Total Insurance-Linked Securities (Cost $2,250)
a
a
a
2,288

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Yankee Dollars (4.5%)
Communication Services (0.1%):
Orange SA
4.75%, 1/13/33, Callable 11/13/32 @ 100(a) ................................ $ 205 $ 198
5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ............................... 200 191
389
Energy (0.2%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 190 183
Enbridge, Inc.
5.55%, 6/20/35, Callable 3/20/35 @ 100 .................................. 205 205
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(d) .................. 120 126
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(d) ................. 120 125
8.50% (H15T5Y+443 bps), 1/15/84, Callable 10/15/33 @ 100(d) ................. 165 187
826
Financials (3.3%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31
@ 100 ........................................................... 850 769
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(d)(j) ....... 400 391
Allianz SE
6.50% (H15T5Y+223bps), Callable 10/30/34 @ 100(a)(d)(j) .................... 200 198
6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(d)(j) .................... 400 402
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34, Callable
9/18/29 @ 100(a)(d) ................................................. 285 289
Avilease Capital Ltd., 5.50%, 6/30/31, Callable 5/30/31 @ 100(a) .................... 200 199
Avolon Holdings Funding Ltd.
6.38%, 5/4/28, Callable 4/4/28 @ 100(a) .................................. 570 583
5.75%, 11/15/29, Callable 10/15/29 @ 100(a) ............................... 30 31
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 5 5
Banco Bilbao Vizcaya Argentaria SA, 7.13% (H15T5Y+299bps), Callable 5/8/33 @ 100(d)(j) 200 200
Banco Santander SA
7.25% (H15T5Y+284bps), Callable 12/3/35 @ 100(d)(j) ....................... 200 201
3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(d) ................. 600 540
6.03%, 1/17/35 .................................................... 200 206
5.44%, 4/15/36 .................................................... 200 196
Banque Federative du Credit Mutuel SA
4.54%, 1/15/31(a) .................................................. 200 195
5.15% (SOFR+120bps), 7/9/32, Callable 7/9/31 @ 100(a)(d) .................... 375 370
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ... 370 336
BNP Paribas SA
6.88% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(d)(j) .................... 200 198
7.45% (H15T5Y+313bps) , Callable 6/27/35 @ 100(a)(d)(j) ..................... 330 334
2.16% (SOFR+122bps), 9/15/29, Callable 9/15/28 @ 100(a)(d) .................. 225 213
BPCE SA, 5.77% (SOFR+163bps), 6/2/37, Callable 6/2/36 @ 100(a)(d) ................ 250 245
Canadian Imperial Bank of Commerce, 4.63% (SOFR+134bps), 9/11/30, Callable 9/11/29 @
100(d) ........................................................... 255 253
Credit Agricole SA
5.19% (SOFR+113bps), 8/1/32, Callable 8/1/31 @ 100(a)(d) .................... 392 389
5.26% (SOFR+143bps), 1/12/37 , Callable 1/12/36 @ 100(a)(d) .................. 285 275
CRH SMW Finance DAC, 5.13%, 1/9/30, Callable 12/9/29 @ 100 .................... 200 201
Deutsche Bank AG
4.47% (SOFR+110bps), 12/10/31, Callable 12/10/30 @ 100(d) .................. 150 146
5.06% (SOFR+141bps), 4/14/32, Callable 4/14/31 @ 100(d) .................... 150 148
Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29(a) ..................... 630 637
HSBC Holdings PLC
6.16% (SOFR+197bps), 3/9/29, Callable 3/9/28 @ 100(d) ...................... 200 204
2.21% (SOFR+129bps) , 8/17/29, Callable 8/17/28 @ 100(d) .................... 305 289
4.71% (SOFR+94bps), 5/12/30, Callable 5/12/29 @ 100(d) ..................... 205 203
5.29% (SOFR+129bps), 11/19/30, Callable 11/19/29 @ 100(d) .................. 215 216
2.87% (SOFR+141bps), 11/22/32 , Callable 11/22/31 @ 100(d) .................. 335 298
5.74% (SOFR+196bps), 9/10/36, Callable 9/10/35 @ 100(d) .................... 200 198
5.28% (SOFR+155bps), 3/10/37, Callable 3/10/36 @ 100(d) .................... 200 194
Macquarie Bank Ltd., 5.82% (H15T1Y+135bps), 6/10/37, Callable 6/10/36 @ 100(a)(d) .... 435 426

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. $ 64 $ 62
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(d) ......................................................... 495 493
Mitsubishi UFJ Financial Group, Inc., 2.49% (H15T1Y+97bps), 10/13/32, Callable 10/13/31
@ 100(d) ......................................................... 200 175
Mizuho Financial Group, Inc., 4.97% (H15T1Y+83bps), 7/13/32, Callable 7/13/31 @ 100(d) . 495 489
Nationwide Building Society, 5.13%, 7/29/29(a) ................................. 355 357
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34, Callable 3/1/29 @ 100(d) ........ 210 216
Nippon Life Insurance Co.
2.75% (H15T5Y+265bps), 1/21/51, Callable 1/21/31 @ 100(a)(d) ................ 270 240
2.90% (H15T5Y+260bps), 9/16/51, Callable 9/16/31 @ 100(a)(d) ................ 200 176
Nomura Holdings, Inc.
5.17%, 7/14/31 .................................................... 205 203
3.00%, 1/22/32 .................................................... 445 396
5.55%, 7/14/36 .................................................... 205 201
Societe Generale SA, 6.10% (H15T1Y+160bps), 4/13/33, Callable 4/13/32 @ 100(a)(d) .... 410 420
Sumitomo Life Insurance Co., 5.88% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(d) ............................................................. 420 413
Sumitomo Mitsui Financial Group, Inc.
4.49% (SOFR+102bps), 1/15/32, Callable 1/15/31 @ 100(d) .................... 205 199
5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @ 100(d) .................... 190 181
The Bank of Nova Scotia, 4.81% (SOFR+105bps), 2/2/34 , Callable 2/2/33 @ 100(d) ....... 145 140
UBS Group AG
4.88% (H15T5Y+340bps), Callable 2/12/27 @ 100(a)(d)(j) ..................... 700 698
2.75% (H15T1Y+110bps), 2/11/33, Callable 2/11/32 @ 100(a)(d) ................ 385 338
UniCredit SpA
7.30% ( USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(d) ................ 200 209
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(d) ................ 230 230
16,014
Industrials (0.2%):
Air Canada Pass Through Trust, 3.30%, 1/15/30(a) ............................... 94 89
Czechoslovak Group AS, 6.50%, 1/10/31, Callable 7/10/27 @ 103.25(a) ............... 375 380
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 125 128
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 55 55
4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ................................ 70 69
5.04%, 3/25/30, Callable 2/25/30 @ 100(a) ................................ 305 304
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 85 83
Waste Connections, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ...................... 150 149
1,257
Information Technology (0.1%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 85 81
SK Hynix, Inc., 5.50%, 1/16/29(a) ........................................... 292 297
378
Materials (0.1%):
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/30, Callable 7/1/30 @ 100 .............. 290 274
Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43(a) ............................ 250 231
505
Sovereign Bond (0.4%):
Indonesia Government International Bond, 5.69%, 5/29/36, Callable 2/29/36 @ 100 ....... 200 200
Kuwait International Government Bond
5.04%, 7/29/29(a) .................................................. 490 490
4.65%, 10/9/35(a) .................................................. 280 263
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... 200 193
6.88%, 5/13/37, Callable 2/13/37 @ 100 .................................. 205 209
6.25%, 8/27/37, Callable 5/27/37 @ 100 .................................. 200 195
Peruvian Government International Bond, 5.50%, 3/30/36, Callable 12/30/35 @ 100 ....... 355 349
Saudi Government International Bond, 4.13%, 1/12/29(a) .......................... 320 314
2,213

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (0.1%):
Enel Finance International NV, 5.00%, 9/30/35, Callable 6/30/35 @ 100(a) .............. $ 305 $ 290
Hydro One, Inc., 4.75%, 5/30/31, Callable 4/30/31 @ 100 .......................... 90 89
Philippine Government International Bond, 5.00%, 1/13/37 ......................... 200 189
568
Total Yankee Dollars (Cost $22,532)
a
a
a
22,150
Municipal Bonds (0.0%)(f)
Massachusetts (0.0%):(f)
Massachusetts Development Finance Agency Revenue, Series B, 4.84%, 9/1/43 .......... 100 93
Missouri (0.0%):(f)
Health & Educational Facilities Authority of the State of Missouri Revenue, Series A, 3.69%,
2/15/47 .......................................................... 100 76
Total Municipal Bonds (Cost $200)
a
a
a
169
U.S. Government Agency Mortgages (7.6%)
Federal Home Loan Mortgage Corporation
6.50%, 10/1/33 - 7/1/56 .............................................. 2,007 2,092
6.00%, 1/1/38 - 6/1/56 ............................................... 1,637 1,671
5.50%, 1/1/39 - 8/1/56 ............................................... 958 955
5.00%, 5/1/40 - 8/1/56 ............................................... 501 488
1.50%, 3/1/42 ..................................................... 972 800
4.00%, 10/1/42 - 4/1/47 .............................................. 318 302
3.00%, 12/1/46 - 9/1/52 .............................................. 237 208
3.50%, 12/1/46 - 3/1/48 .............................................. 129 117
4.50%, 3/1/47 ..................................................... 9 9
2.50%, 5/1/51 - 4/1/52 ............................................... 655 542
7 .00%, 8/1/54 - 7/1/56 ............................................... 868 918
8,102
Federal National Mortgage Association
6.50%, 4/1/29 - 7/1/55 ............................................... 1,082 1,124
6.00%, 9/1/29 - 8/1/55 ............................................... 1,668 1,699
3.00%, 10/1/30 - 2/1/57 .............................................. 627 552
5.00%, 5/1/31 - 7/1/56 ............................................... 693 674
5.50%, 3/1/34 - 8/1/56 ............................................... 2,666 2,658
7.00%, 1/1/36 ..................................................... 6 7
4.00%, 10/1/40 - 10/1/52 ............................................. 573 535
2.50%, 3/1/43 - 4/1/52 ............................................... 2,756 2,303
4.50%, 9/1/43 - 1/1/44 ............................................... 266 254
3.50% , 2/1/49 - 7/1/55 ............................................... 2,925 2,605
12,411
Federal National Mortgage Association, TBA
5.50%, 5/13/30 - 9/29/32 ............................................. 1,900 1,913
5.00%, 1/9/34 - 8/25/41 .............................................. 3,300 3,214
3.50%, 2/28/35 .................................................... 800 710
3.00%, 7/25/35 .................................................... 1,800 1,533
2.50%, 8/25/56 .................................................... 800 652
4.00%, 8/25/56 .................................................... 800 730
4.50%, 8/25/56 .................................................... 1,600 1,502
2.00%, 9/25/56 .................................................... 1,200 934
11,188
Government National Mortgage Association
7.00%, 8/15/28 .................................................... —(h) –(h)
6.50%, 11/20/28 - 5/15/33 ............................................. 22 23
7.50%, 9/20/29 .................................................... —(h) –(h)
8.00%, 2/15/30 .................................................... 1 1
5.50%, 8/15/33 - 9/20/52 ............................................. 76 76
6.00%, 10/15/33 - 4/20/55 ............................................. 566 578
5.00%, 4/20/38 .................................................... 88 88
4.50%, 5/15/39 - 4/20/49 ............................................. 227 216
4.00%, 9/15/41 - 6/15/45 ............................................. 120 111
3.50%, 11/15/41 - 8/20/52 ............................................. 382 346

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$47,958 (thousands) and amounted to 9.8% of net assets.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2026.
(d) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(e) Security is interest only.
(f) Amount represents less than 0.05% of net assets.
(g) Zero-coupon bond.
(h) Rounds to less than $1 thousand.
Security Description
Principal Amount
(000)
a
Value
(000)
2.50%, 2/20/51 - 4/20/52 ............................................. $ 948 $ 792
2 .00%, 3/20/52 .................................................... 169 136
3.00%, 5/20/52 .................................................... 165 143
2,510
Government National Mortgage Association, TBA
6.50%, 2/28/30 - 3/12/30 ............................................. 400 413
2.00%, 8/20/56 .................................................... 600 480
3.00%, 8/20/56 .................................................... 500 433
3 .50%, 8/20/56 .................................................... 100 88
4.00%, 8/20/56 .................................................... 200 181
4.50%, 8/20/56 .................................................... 300 281
5.00%, 8/20/56 .................................................... 700 677
5.50%, 8/20/56 .................................................... 700 695
3,248
Total U.S. Government Agency Mortgages (Cost $38,267)
a
a
a
37,459
U.S. Treasury Obligations (7.4%)
U.S. Treasury Bonds
4.63%, 2/15/46 .................................................... 2,000 1,842
3.13%, 5/15/48 .................................................... 5,838 4,183
4.75%, 2/15/56 .................................................... 1,423 1,315
5.00%, 5/15/56 .................................................... 2,800 2,693
U.S. Treasury Inflation Indexed Notes, 1.88%, 7/15/35(m) .......................... 1,241 1,192
U.S. Treasury Notes
3.75%, 4/30/28 .................................................... 9,300 9,221
3.88%, 4/30/31 .................................................... 7,761 7,581
4.13%, 4/30/33 .................................................... 2,000 1,950
4.13%, 2/15/36 .................................................... 5,373 5,135
4.38%, 5/15/36 .................................................... 1,000 974
Total U.S. Treasury Obligations (Cost $37,454)
a
a
a
36,086
Shares
Affiliated Mutual Funds (0.4%)
Victory Pioneer ILS Interval Fund ........................................... 162,647 1,737
Total Affiliated Mutual Funds (Cost $1,583)
a
a
a
1,737
Short-Term Investments (6.5%)
Principal Amount
(000)
a a a a
U.S. Treasury Obligations (6.5%):
U.S. Treasury Bills
0.90%, 8/4/26(m) ................................................... $ 4,000 4,000
2.63%, 8/11/26(m) .................................................. 20,000 19,984
3.17%, 8/25/26(m) .................................................. 8,000 7,982
Total U.S. Treasury Obligations 31,966
Total Short-Term Investments (Cost $31,959)
a
a
a
31,966
Total Investments (Cost $379,707) — 102.3% 502,610
Liabilities in excess of other assets —  (2.3)% (11,431)
NET ASSETS - 100.00% $ 491,179
At July 31, 2026, the Fund's investments in foreign securities were 9.3% of net assets.

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
(i) Non-income producing security.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(l) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
(m) Rate represents the effective yield at July 31, 2026.
Security Name Acquisition Date Cost Value
Blue Ridge Re ..................................................... 11/14/23 $ 250 $ 251
Bonanza Re, 2024-1 B ............................................... 12/16/24 250 252
Four Lakes Re, 2023-1 A ............................................. 12/8/23 250 254
Galileo Re, 2023-1 A ................................................ 12/4/23 250 257
High Point Re, 2023-1 ............................................... 12/1/23 250 250
Mystic Re IV, 2024-1 A .............................................. 12/12/23 250 251
Residential Re, 2023-2 5 .............................................. 11/7/23 250 260
Residential Re, 2024-2 4 .............................................. 11/4/24 250 255
Sanders Re III, 2024-1 A .............................................. 1/16/24 250 258
Total (0.5% of net assets) $2,250 $2,288
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
GDR
—
Global Depositary Receipt
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of July 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of July 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of July 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2026.
STACR
—
Structured Agency Credit Risk
STRIPS
—
Separately Trading Registered Interest and Principal Securities
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.
US0003M
—
3 Month U.S. Dollar London Interbank Offered Rate, rate disclosed as of July 31, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of July 31, 2026.

Victory Portfolios IV
Victory Pioneer Balanced Fund

Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.30%)
Collateralized Mortgage Obligations —  (1.30%)
Federal National Mortgage Association
6.00% , 9/25/56 .................................................... $ (3,300) $ (3,331)
6.50% , 2/26/30 .................................................... (3,100) (3,196)
7.00% , 8/25/56 .................................................... (100) (104)
Total TBA Sales Commitments (Proceeds  $6,654) $(6,631)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures .......... 66 9/21/26 $ 7,224 $ 7,128 $ (96)
2-Year U.S. Treasury Note Futures ........... 58 9/30/26 11,964 11,925 (39)
30-Year U.S. Treasury Bond Futures ......... 14 9/21/26 1,549 1,516 (33)
5-Year U.S. Treasury Note Futures ........... 206 9/30/26 22,015 21,831 (184)
U.S. 10-Year Ultra Futures ................ 73 9/21/26 8,112 8,008 (104)
Ultra Long Term U.S. Treasury Bond Futures ... 81 9/21/26 9,137 8,885 (252)
$ (708)
Total unrealized appreciation $ —
Total unrealized depreciation (708)
Total net unrealized appreciation (depreciation) $ (708)
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 43 ........................... 5.00% 12/20/29 Quarterly $ 1,352 $ 109 $ 66 $ 44
$ 109 $ 66 $ 44

Statement of Assets and Liabilities
July 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Balanced Fund
Assets:
Affiliated investments, at value (Cost $1,583) $ 1,737
Unaffiliated investments, at value (Cost $378,124) 500,873
Cash 2,615
Futures contracts collateral 104
Swap agreements collateral 73
Due from broker 1,002
Receivables:
Dividends and interest 1,579
Capital shares issued 851
Investments sold 18,362
From Adviser 1
From Adviser for Affiliated Mutual Fund reimbursements 5
Variation margin on open swap agreements 8
Reclaims 70
Prepaid expenses 20
Total Assets 527,300
Liabilities:
Payables:
Investments purchased 27,829
Capital shares redeemed 929
Variation margin on open futures contracts 285
TBA sales commitments, at value (Proceeds $6,654) 6,631
Accrued expenses and other payables:
Investment advisory fees 207
Administration fees 18
Custodian fees 6
Transfer agent fees 33
Sub-Transfer agent fees 23
Trustees' fees 2
12b-1 fees 47
Other accrued expenses 111
Total Liabilities 36,121
Commitments and contingencies (Note 5 )
Net Assets:
Capital 331,885
Total accumulated earnings (loss) 159,294
Net Assets $ 491,179
Net Assets:
Class A $ 313,599
Class C 30,093
Class R6 56,345
Class Y 91,142
Total $ 491,179
Shares (unlimited number of shares authorized with no par value):
Class A 22,027
Class C 2,141
Class R6 3,968
Class Y 6,348
Total 34,484
Net asset value, offering and redemption price per share:(a)
Class A $ 14.24
Class C(b) 14.05
Class R6 14.20
Class Y 14.36
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 14.57
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended July 31, 2026

See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Balanced Fund
Investment Income:
Dividends from affiliated investments $ 136
Dividends from unaffiliated investments 4,218
Interest from unaffiliated investments 7,913
Foreign tax withholding (43)
Total Income 12,224
Expenses:
Investment advisory fees 2,229
Administration fees 192
Sub-Administration fees 13
12b-1 fees — Class A 727
12b-1 fees — Class C 281
Custodian fees 16
Transfer agent fees — Class A 62
Transfer agent fees — Class C 5
Transfer agent fees — Class R6 2
Transfer agent fees — Class Y 4
Sub-Transfer agent fees — Class A 90
Sub-Transfer agent fees — Class C 10
Sub-Transfer agent fees — Class Y 94
Trustees' fees 15
Legal and audit fees 78
State registration and filing fees 77
Other expenses 124
Total Expenses 4,019
Less fees paid indirectly (2)
Expenses waived/reimbursed by Adviser (37)
Net Expenses 3,980
Net Investment Income (Loss) 8,244
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 42,579
Net realized gains (losses) from TBA sales commitments 28
Net realized gains (losses) from futures contracts (955)
Net realized gains (losses) from in-kind redemptions 25,367
Net realized gains (losses) from swap agreements 195
Net change in unrealized appreciation/depreciation on affiliated investment securities 196
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 28,032
Net change in unrealized appreciation/depreciation on TBA sales commitments 26
Net change in unrealized appreciation/depreciation on futures contracts (753)
Net change in unrealized appreciation/depreciation on swap agreements 11
Net realized/unrealized gains (losses) on investments 94,726
Change in net assets resulting from operations $ 102,970

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Balanced Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,244 $ 8,106
Net realized gains (losses) 67,214 34,519
Net change in unrealized appreciation/depreciation 27,512 (10,043)
Change in net assets resulting from operations 102,970 32,582
Distributions to Shareholders:
Class A (10,114) (6,127)
Class C (794) (478)
Class R — (82)
Class R6 (1,711) (1,053)
Class Y (2,788) (1,647)
Change in net assets resulting from distributions to shareholders (15,407) (9,387)
Change in net assets resulting from capital transactions (7,259) (39,030)
Change in net assets 80,304 (15,835)
Net Assets:
Beginning of period 410,875 426,710
End of period $ 491,179 $ 410,875
* Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Balanced Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 31,622 $ 19,394
Distributions reinvested 9,943 6,021
Cost of shares redeemed (52,619) (54,866)
Total Class A $ (11,054) $ (29,451)
Class C
Proceeds from shares issued $ 4,801 $ 2,527
Distributions reinvested 794 478
Cost of shares redeemed (8,984) (10,204)
Total Class C $ (3,389) $ (7,199)
Class R
Proceeds from shares issued $ — $ 964
Distributions reinvested — 82
Cost of shares redeemed — (6,349)
Total Class R $ — $ (5,303)
Class R6
Proceeds from shares issued $ 14,499 $ 11,288
Distributions reinvested 1,711 1,053
Cost of shares redeemed (10,412) (13,663)
Total Class R6 $ 5,798 $ (1,322)
Class Y
Proceeds from shares issued $ 70,749 $ 58,193
Distributions reinvested 2,773 1,637
Cost of shares redeemed (72,136) (55,585)
Total Class Y $ 1,386 $ 4,245
Change in net assets resulting from capital transactions $ (7,259) $ (39,030)
Share Transactions:
Class A
Issued 2,372 1,759
Reinvested 777 539
Redeemed (4,030) (4,950)
Total Class A (881) (2,652)
Class C
Issued 357 228
Reinvested 63 43
Redeemed (706) (928)
Total Class C (286) (657)
Class R
Issued — 86
Reinvested — 7
Redeemed — (586)
Total Class R — (493)
Class R6
Issued 1,090 1,019
Reinvested 134 95
Redeemed (791) (1,225)
Total Class R6 433 (111)
Class Y
Issued 5,225 5,185
Reinvested 215 146
Redeemed (5,444) (4,965)
Total Class Y (4) 366
Change in Shares (738) (3,547)
* Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Pioneer Balanced Fund
Class A*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $11.66 $11.01 $9.95 $9.66 $11.31
Investment Activities:
Net investment income (loss)(a) 0.24 0.22 0.21 0.19 0.11
Net realized and unrealized gains (losses) 2.79 0.68 1.06 0.41 (0.85)
Total from Investment Activities 3.03 0.90 1.27 0.60 (0.74)
Distributions to Shareholders from:
Net investment income (0.23) (0.21) (0.21) (0.18) (0.13)
Net realized gains (0.22) (0.04) — (0.13) (0.78)
Total Distributions (0.45) (0.25) (0.21) (0.31) (0.91)
Net Asset Value, End of Period $14.24 $11.66 $11.01 $9.95 $9.66
Total Return(b) 26.52% 8.31% 12.85%(c) 6.51% (7.23)%
Ratios to Average Net Assets:
Net Expenses(d) 0.91%(e) 0.90% 0.93% 0.94% 0.95%
Net Investment Income (Loss) 1.83% 1.96% 2.01% 2.02% 1.07%
Gross Expenses(d) 0.92%(e) 0.90% 0.93% 0.96% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $313,599 $267,188 $281,325 $270,804 $279,982
Portfolio Turnover(f)(g) 40% 29% 33% 44% 40%
* Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Balanced Fund
Class C*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $11.52 $10.87 $9.84 $9.57 $11.21
Investment Activities:
Net investment income (loss)(a) 0.14 0.13 0.13 0.12 0.03
Net realized and unrealized gains (losses) 2.75 0.69 1.04 0.40 (0.84)
Total from Investment Activities 2.89 0.82 1.17 0.52 (0.81)
Distributions to Shareholders from:
Net investment income (0.14) (0.13) (0.14) (0.12) (0.05)
Net realized gains (0.22) (0.04) — (0.13) (0.78)
Total Distributions (0.36) (0.17) (0.14) (0.25) (0.83)
Net Asset Value, End of Period $14.05 $11.52 $10.87 $9.84 $9.57
Total Return(b) 25.50% 7.61% 11.95%(c) 5.69% (7.92)%
Ratios to Average Net Assets:
Net Expenses(d) 1.66%(e) 1.65% 1.68% 1.69% 1.68%
Net Investment Income (Loss) 1.08% 1.22% 1.27% 1.28% 0.33%
Gross Expenses(d) 1.67%(e) 1.65% 1.68% 1.70% 1.69%
Supplemental Data:
Net Assets at end of period (000's) $30,093 $27,964 $33,543 $35,936 $43,776
Portfolio Turnover(f)(g) 40% 29% 33% 44% 40%
* Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Pioneer Balanced Fund
Class R6*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $11.62 $10.97 $9.92 $9.64 $11.29
Investment Activities:
Net investment income (loss)(a) 0.28 0.25 0.24 0.22 0.15
Net realized and unrealized gains (losses) 2.78 0.69 1.05 0.40 (0.85)
Total from Investment Activities 3.06 0.94 1.29 0.62 (0.70)
Distributions to Shareholders from:
Net investment income (0.26) (0.25) (0.24) (0.21) (0.17)
Net realized gains (0.22) (0.04) — (0.13) (0.78)
Total Distributions (0.48) (0.29) (0.24) (0.34) (0.95)
Net Asset Value, End of Period $14.20 $11.62 $10.97 $9.92 $9.64
Total Return(b) 26.85% 8.71% 13.19%(c) 6.72% (6.90)%
Ratios to Average Net Assets:
Net Expenses(d) 0.61%(e) 0.60% 0.62% 0.65% 0.65%
Net Investment Income (Loss) 2.12% 2.27% 2.32% 2.35% 1.44%
Gross Expenses(d) 0.62%(e) 0.60% 0.63% 0.66% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $56,345 $41,090 $40,010 $38,360 $7,732
Portfolio Turnover(f)(g) 40% 29% 33% 44% 40%
* Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R6’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Balanced Fund
Class Y*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $11.75 $11.09 $10.04 $9.74 $11.39
Investment Activities:
Net investment income (loss)(a) 0.27 0.24 0.23 0.22 0.14
Net realized and unrealized gains (losses) 2.81 0.70 1.06 0.41 (0.85)
Total from Investment Activities 3.08 0.94 1.29 0.63 (0.71)
Distributions to Shareholders from:
Net investment income (0.25) (0.24) (0.24) (0.20) (0.16)
Net realized gains (0.22) (0.04) — (0.13) (0.78)
Total Distributions (0.47) (0.28) (0.24) (0.33) (0.94)
Net Asset Value, End of Period $14.36 $11.75 $11.09 $10.04 $9.74
Total Return(b) 26.71% 8.59% 13.03%(c) 6.85% (6.95)%
Ratios to Average Net Assets:
Net Expenses(d) 0.72%(e) 0.70% 0.72% 0.65% 0.65%
Net Investment Income (Loss) 2.02% 2.16% 2.23% 2.32% 1.37%
Gross Expenses(d) 0.74%(e) 0.70% 0.74% 0.75% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $91,142 $74,634 $66,401 $66,521 $73,819
Portfolio Turnover(f)(g) 40% 29% 33% 44% 40%
* Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than
0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
July 31, 2026
Victory Portfolios IV
28
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Balanced ESG Fund (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R, and Class Y shares in exchange for the Fund’s Class
A, Class C, Class R6, Class A, and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the
“Reorganization”), which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding
Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the
Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek capital growth and current income.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Balanced Fund Balanced Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
29
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and ask prices from one or more brokers or dealers as obtained from an independent third-party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of July 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Balanced Fund
Asset-Backed Securities ......................................... $ — $ 12,556 $ — $ 12,556
Collateralized Loan Obligations ................................... — 1,163 — 1,163
Collateralized Mortgage Obligations ................................ — 12,448 — 12,448
Common Stocks ............................................... 307,857 — — 307,857
Preferred Stocks ............................................... 633 — — 633
Senior Secured Loans ........................................... — 195 — 195
Corporate Bonds .............................................. — 35,862 41 35,903
Insurance-Linked Securities ...................................... — 2,288 — 2,288
Yankee Dollars ............................................... — 22,150 — 22,150
Municipal Bonds .............................................. — 169 — 169
U.S. Government Agency Mortgages ................................ — 37,459 — 37,459
U.S. Treasury Obligations ........................................ — 36,086 — 36,086
Affiliated Mutual Funds ......................................... 1,737 — — 1,737
Short-Term Investments ......................................... — 31,966 — 31,966
Total ....................................................... $ 310,227 $ 192,342 $ 41 $ 502,610
Liabilities:
TBA Sales Commitments ........................................ $ — $ (6,631) $ — $ (6,631)
Total ....................................................... $ — $ (6,631) $ — $ (6,631)
Other Financial Investments:*
Assets:
Credit Default Swap Agreement ................................... — 44 — 44
Liabilities:
Futures Contracts .............................................. (708) — — (708)
Total ....................................................... $ (708) $ 44 $ — $ (664)
* Futures Contracts and Swap Agreements are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
30
As of July 31, 2026, there were no significant transfers into or out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
31
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of July 31, 2026, no collateral was pledged or paid by the Fund.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered senior securities and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Unfunded Loan Commitments:
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of July 31, 2026, the Fund had no unfunded loan commitment outstanding.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended July 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
32
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because a clearing organization generally becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered into with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to the Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Swap agreements collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for swap contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2026 (amounts in thousands):
Assets Liabilities
Swap
Agreements*
Futures
contracts*
Credit Risk Exposure:
Balanced Fund ........................................................................ $ 44 $ –
Interest Rate Risk Exposure:
Balanced Fund ........................................................................ – 708

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
33
*Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported on the Schedule of Portfolio Investments.
Only the current day’s variation margin for futures contracts and swap agreements are reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
July 31, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended July 31, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
Net realized gains
(losses) from
futures contracts
Net realized gains
(losses) from swap
agreements
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Net change
in unrealized
appreciation/
depreciation on
swap agreements
Credit Risk Exposure:
Balanced Fund ................................... $ – $ 195 $ – $ 11
Interest Rate Risk Exposure:
Balanced Fund ................................... (955) – (753) –
Balanced Fund
Futures contracts:
Average notional value of contracts — long .................................................................. $ 44,704
Average notional value of contracts — short .................................................................. $ (1,792)
Centrally cleared credit default swaps:
Average notional value — sell protection $ (1,370)
a

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
34
As of July 31, 2026, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.
For the year ended July 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year-end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition, TBA Securities, all derivative contracts and purchases and sales of in-kind transactions) and purchases and sales associated with in-kind transactions for the year ended July 31, 2026, were as follows (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of July 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Balanced Fund .................................................. $ 126,781 $ 160,331 $ 40,641 $ 7,128
Associated with In-Kind Transactions
Purchases Sales
Balanced Fund ........................................................................ $ — $ 38,043
Balanced Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.2

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
35
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended July 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended July 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of
Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Adviser Fee Tier Rates
Up to $1 billion Over $1 billion
Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.45%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
36
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended July 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended July 31, 2026, the
Distributor received $6 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended July 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of July 31, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at July 31, 2026.
As of July 31, 2026, the Fund had no amounts available to be repaid to the Adviser.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of July 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. For the year ended July 31, 2026, the Adviser voluntarily waived the following amounts (in thousands):
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.93% 1.68% 0.62% 0.72%
July 31, 2028 Total
Balanced Fund ............................................................................... $ 10 $ 10
Amount
Balanced Fund ....................................................................................... $ 27

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
37
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Portfolio Selection Risk — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Sector Focus Risk —  To the extent the Fund focuses on one or more sectors, such as the financials sector,  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended July 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended July 31, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least quarterly.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of July 31, 2026, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
38
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of July 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
 (a) Rounds to less than $1 thousand.
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, REIT adjustments, derivatives, perpetual bonds, passive foreign investment company adjust-
ments, and defaulted bonds.
As of July 31, 2026, the Fund had no capital loss carryforward for federal income tax purposes.
As of July 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually
Total
Accumulated
Earnings
(Loss) Capital
Balanced Fund ............................................................................. $ (25,221) $ 25,221
Year Ended July 31, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Balanced Fund ............................................................ $ 8,756 $ 6,651 $ 15,407
Year Ended July 31, 2025
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Tax-Exempt
Income
Return of
Capital
Total
Distributions
Paid
Balanced Fund .............................. $ 7,814 $ 1,57 3 $ (2 4,967 ) $ 2 4,967 $ 9,387
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Balanced Fund ........................... $ 38,398 $ 38,398 $ —(a) $ (2,074) $ 122,970 $ 159,294
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Balanced Fund ...................................... $ 379,826 $ 132,949 $ (10,165) $ 122,784

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
39
on Form N-CSR and are available for download from both the SEC’s website and each respective underlying fund’s website. Transactions in affiliated securities during the year ended July 31, 2026, were as follows (amounts in thousands, except shares):
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
7/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Balanced Fund
Victory Pioneer ILS Interval
Fund ................ $ 1,404 $ 137 $ — $ — $ 196 $ 1,737 162,647 $ 136 $ —

40
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Balanced Fund (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31,
2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the
United States of America. The financial highlights for the years ended July 31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 25, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
July 31, 2026
Victory Portfolios IV
41
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended July 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 24%.
For the year ended July 31, 2026, the Fund designated short-term capital gain distributions in the amount of $551 thousand.
For the year ended July 31, 2026, the Fund designated long-term capital gain distributions in the amount of $6,651 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19418-0926

July 31, 2026
Annual: Full Financials
Victory Pioneer Multi-Asset Income Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
20
Notes to Financial Statements (Form N-CSR Item 7) 24
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 37
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
38

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.4%)
ABS Auto (0.2%):
Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27, Callable
12/15/26 @ 100(a) .................................................. $ 120 $ 120
Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32, Callable
4/15/29 @ 100(a) ................................................... 9,330 9,539
Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36, Callable 9/20/26 @
100(a) ........................................................... 2,000 2,020
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A, Class F, 9.80%, 7/16/29, Callable 8/15/26 @ 100(a)(b) ............ 2,500 1,152
Series 2023-1A, Class E, 13.45%, 6/15/28, Callable 8/15/26 @ 100(a)(b) ........... 5,000 2,300
15,131
ABS Home (0.1%):
JPMorgan Mortgage Trust, Series 2026-ACES1, Class B1, 6.50%, 4/25/66, Callable 2/25/31 @
100(a)(c) ......................................................... 12,360 12,156
ABS Other (0.1%):
Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32, Callable 1/15/28 @
100(a) ........................................................... 4,250 4,571
Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35, Callable
2/20/29 @ 100(a) ................................................... 4,198 3,981
Libra Solutions LLC, Series 2025-1A, Class C, 9.90%, 8/15/39(a) .................... 1,000 983
Octane Receivables Trust, Series 2022-1A, Class E, 7.33%, 12/20/29, Callable 10/20/26 @
100(a) ........................................................... 1,664 1,670
PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35, Callable 9/15/27 @ 100(a) ......... 1,156 1,139
RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32, Callable 4/25/27 @
100(a)(c)(d) ....................................................... 1,800 74
Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.48%, 3/15/30(a)(d) ................. 344 346
Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37, Callable 4/20/27 @ 100(a) 1,355 1,386
14,150
Total Asset-Backed Securities (Cost $45,800)
a
a
a
41,437
Collateralized Mortgage Obligations (1.5%)
Commercial MBS (0.3%):
BBCMS Mortgage Trust ..................................................
Series 2024-5C27, Class AS, 6.41%, 7/15/57, Callable 7/15/29 @ 100(c) ........... 5,000 5,134
Series 2024-C28, Class A5, 5.40%, 9/15/57, Callable 8/15/34 @ 100 .............. 5,000 5,030
Benchmark Mortgage Trust, Series 2024-V8, Class AM, 6.63%, 7/15/57, Callable 7/15/29 @
100(c) ........................................................... 4,311 4,459
MCR Mortgage Trust, Series 2024-TWA, Class F, 10.38%, 6/12/39(a)(e) ............... 6,310 6,337
SLG Office Trust, Series 2021-OVA, Class D, 2.85%, 7/15/41(a)(e) ................... 6,440 5,552
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(c)(e) ............. 3,043 3,049
29,561
Private CMO Floating (1.2%):
Bellemeade Re Ltd., Series 2022-1, Class B1, 9.12% (SOFR30A+550bps), 1/26/32, Callable
1/25/27 @ 100(a)(f) ................................................. 2,400 2,433
Connecticut Avenue Securities Trust .........................................
Series 2020-R02, Class 2B1, 6.73% (SOFR30A+311bps), 1/25/40, Callable 1/25/27 @
100(a)(f) ......................................................... 8,502 8,571
Series 2021-R01, Class 1B2, 9.62% (SOFR30A+600bps), 10/25/41, Callable 10/25/26 @
100(a)(f) ......................................................... 4,610 4,659
Series 2021-R02, Class 2B2, 9.82% (SOFR30A+620bps), 11/25/41, Callable 11/25/26 @
100(a)(f) ......................................................... 3,688 3,742
Series 2021-R03, Class 1B2, 9.12% (SOFR30A+550bps), 12/25/41, Callable 12/25/26 @
100(a)(f) ......................................................... 5,895 5,991
Series 2022-R01, Class 1B2, 9.62% (SOFR30A+600bps), 12/25/41, Callable 12/25/26 @
100(a)(f) ......................................................... 5,360 5,457
Series 2022-R05, Class 2B2, 10.62% (SOFR30A+700bps), 4/25/42, Callable 4/25/27 @
100(a)(f) ......................................................... 6,000 6,242
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk Trust .......
Series 2021-MN1, Class B1, 11.37% (SOFR30A+775bps), 1/25/51, Callable 1/25/29 @
100(a)(f) ......................................................... 899 989

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
3
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-MN3, Class M1, 5.92% (SOFR30A+230bps), 11/25/51, Callable 7/25/36 @
100(a)(f) ......................................................... $ 734 $ 734
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2018-HRP2, Class B2, 14.23% (SOFR30A+1061bps), 2/25/47, Callable 11/25/28
@ 100(a)(f) ....................................................... 5,880 6,992
Series 2020-DNA6, Class B2, 9.27% (SOFR30A+565bps), 12/25/50, Callable 12/25/30
@ 100(a)(f) ....................................................... 2,675 3,070
Series 2020-HQA5, Class B2, 11.02% (SOFR30A+740bps), 11/25/50, Callable 11/25/30
@ 100(a)(f) ....................................................... 1,900 2,304
Series 2021-DNA1, Class B2, 8.37% (SOFR30A+475bps), 1/25/51, Callable 1/25/31 @
100(a)(f) ......................................................... 2,765 3,101
Series 2021-DNA2, Class B2, 9.62% (SOFR30A+600bps), 8/25/33(a)(f) ........... 795 995
Series 2021-DNA3, Class B2, 9.87% (SOFR30A+625bps), 10/25/33(a)(f) .......... 2,170 2,757
Series 2021-DNA5, Class B2, 9.12% (SOFR30A+550bps), 1/25/34(a)(f) ........... 3,530 4,303
Series 2021-DNA7, Class B2, 11.42% (SOFR30A+780bps), 11/25/41, Callable 11/25/26
@ 100(a)(f) ....................................................... 3,480 3,548
Series 2021-HQA1, Class B2, 8.62% (SOFR30A+500bps), 8/25/33(a)(f) ........... 5,405 6,437
Series 2021-HQA2, Class B2, 9.07% (SOFR30A+545bps), 12/25/33(a)(f) .......... 1,310 1,586
Series 2021-HQA3, Class B2, 9.87% (SOFR30A+625bps), 9/25/41, Callable 9/25/26 @
100(a)(f) ......................................................... 1,970 1,984
Series 2022-DNA1, Class B2, 10.72% (SOFR30A+710bps), 1/25/42, Callable 1/25/27 @
100(a)(f) ......................................................... 3,450 3,543
Series 2022-DNA2, Class B2, 12.12% (SOFR30A+850bps), 2/25/42, Callable 2/25/27 @
100(a)(f) ......................................................... 2,650 2,755
Federal Home Loan Mortgage Corporation STACR Trust ..........................
Series 2019-DNA3, Class B2, 11.88% (SOFR30A+826bps), 7/25/49, Callable 12/25/27
@ 100(a)(f) ....................................................... 6,608 7,227
Series 2019-DNA4, Class B2, 9.98% (SOFR30A+636bps), 10/25/49, Callable 1/25/29 @
100(a)(f) ......................................................... 3,150 3,492
Series 2019-FTR3, Class B2, 8.54% (SOFR30A+491bps), 9/25/47, Callable 12/25/29 @
100(a)(f) ......................................................... 8,395 9,231
Series 2019-FTR4, Class B2, 8.73% (SOFR30A+511bps), 11/25/47, Callable 12/25/29 @
100(a)(f) ......................................................... 3,020 3,341
Home Re Ltd., Series 2023-1, Class M1B, 8.22% (SOFR30A+460bps), 10/25/33, Callable
9/25/28 @ 100(a)(f) ................................................. 631 642
Multifamily Connecticut Avenue Securities Trust ................................
Series 2019-01, Class CE, 12.48% (SOFR30A+886bps), 10/25/49(a)(f) ............ 5,750 5,859
Series 2019-01, Class M10, 6.98% (SOFR30A+336bps), 10/25/49(a)(f) ............ 1,496 1,509
Series 2020-01, Class M10, 7.48% (SOFR30A+386bps), 3/25/50(a)(f) ............. 1,904 1,930
Triangle Re Ltd., Series 2023-1, Class M1A, 7.02% (SOFR30A+340bps), 11/25/33, Callable
8/25/28 @ 100(a)(f) ................................................. 905 908
116,332
Private CMO Other (0.0%):(g)
Global Mortgage Securitization Ltd. .........................................
Series 2004-A, Class B1, 5.25%, 11/25/32, Callable 8/25/26 @ 100(a) ............. 11 4
Series 2004-A, Class B2, 5.25%, 11/25/32, Callable 8/25/26 @ 100(a) ............. 176 —(h)
4
Total Collateralized Mortgage Obligations (Cost $137,644)
a
a
a
145,897
Shares
Common Stocks (48.7%)
Communication Services (0.9%):
T-Mobile US, Inc. ...................................................... 484,600 83,695
Consumer Discretionary (1.0%):
Brightstar Lottery PLC ................................................... 2,126,543 21,350
Darden Restaurants, Inc. .................................................. 18,629 3,792
Honma Golf Ltd.(a)(i) ................................................... 5,055,000 1,824
Nitori Holdings Co. Ltd. .................................................. 875,800 13,973
Subaru Corp. .......................................................... 2,944,300 50,251
91,190
Consumer Staples (1.4%):
Bakkafrost P/F ......................................................... 82,922 3,960

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
4
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Conagra Brands, Inc. .................................................... 406,472 $ 5,898
Fomento Economico Mexicano SAB de CV, ADR ............................... 531,076 67,972
Keurig Dr. Pepper, Inc. ................................................... 306,578 9,541
Magnit PJSC(d)(i)(j) .................................................... 195,032 —
Unilever PLC ......................................................... 793,515 50,724
X5 Retail Group NV, GDR(d)(i)(j) ........................................... 48,325 —
138,095
Energy (6.4%):
APA Corp. ............................................................ 138,724 5,177
BP PLC .............................................................. 1,219,088 9,078
BW LPG Ltd.(a) ....................................................... 2,175,948 49,211
Devon Energy Corp. ..................................................... 174,422 7,872
Energy Transfer LP ..................................................... 2,158,739 43,952
Enterprise Products Partners LP ............................................. 594,844 22,634
Expand Energy Corp. .................................................... 774,681 72,843
HF Sinclair Corp. ....................................................... 1,113,287 101,832
LUKOIL PJSC(d)(i)(j) ................................................... 47,954 —
MPLX LP ............................................................ 872,763 51,013
Ovintiv, Inc. .......................................................... 406,395 25,383
Plains All American Pipeline LP ............................................ 364,794 8,963
Range Resources Corp. ................................................... 403,881 16,212
Rosneft Oil Co. PJSC(d)(i)(j) .............................................. 1,271,403 —
Shell PLC, ADR ....................................................... 1,149,016 105,687
SM Energy Co. ........................................................ 365,411 11,883
Tourmaline Oil Corp. .................................................... 244,900 10,816
Vallourec SACA ....................................................... 1,935,449 46,445
Viper Energy, Inc., Class A ................................................ 93,812 4,185
Western Midstream Partners LP ............................................. 249,581 11,623
WhiteHawk Minerals Corp., Class A(i) ....................................... 485,745 12,843
617,652
Financials (19.7%):
AGNC Investment Corp. ................................................. 1,701,992 18,143
Alpha Bank SA ........................................................ 2,058,757 10,128
Angel Oak Mortgage REIT, Inc. ............................................ 1,073,754 9,503
Banco de Sabadell SA ................................................... 41,170,663 157,857
Bank of America Corp. ................................................... 7,508,028 465,122
Bank of Cyprus Holdings PLC ............................................. 469,762 5,552
Bank of Ireland Group PLC ............................................... 3,000,917 62,600
BlackRock TCP Capital Corp. .............................................. 1,350,343 4,389
BNP Paribas SA ........................................................ 306,845 38,802
Capital One Financial Corp. ............................................... 89,531 18,713
Citizens Financial Group, Inc. .............................................. 1,057,622 75,779
Danske Bank A/S ....................................................... 570,438 32,843
DNB Bank ASA ........................................................ 787,655 25,348
First Abu Dhabi Bank PJSC ............................................... 165,590 875
FS KKR Capital Corp. ................................................... 2,763,750 29,213
Goldman Sachs BDC, Inc. ................................................ 274,421 2,363
Grupo Financiero Banorte SAB de CV, Class O ................................. 10,403,600 120,486
Hana Financial Group, Inc. ................................................ 1,073,803 94,448
Huntington Bancshares, Inc. ............................................... 7,899,305 134,604
Intesa Sanpaolo SpA ..................................................... 3,772,263 28,444
KB Financial Group, Inc. ................................................. 720,608 85,167
KeyCorp ............................................................. 2,728,671 61,641
Ladder Capital Corp., Class A .............................................. 880,457 8,417
Morgan Stanley Direct Lending Fund ........................................ 40,000 584
National Bank of Greece SA ............................................... 530,809 9,855
Nexi SpA(a) .......................................................... 22,354,856 109,352
Nordea Bank Abp ....................................................... 135,783 2,740
PayPal Holdings, Inc. .................................................... 487,967 27,917
Rithm Capital Corp. ..................................................... 1,065,458 10,527
Two Harbors Investment Corp. ............................................. 511,976 6,190
U.S. Bancorp .......................................................... 1,902,916 119,903

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
5
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Wells Fargo & Co. ...................................................... 1,310,232 $ 113,269
1,890,774
Health Care (3.0%):
Bristol-Myers Squibb Co. ................................................. 2,149,555 140,387
Elevance Health, Inc. .................................................... 65,155 24,488
Novo Nordisk A/S, ADR .................................................. 739,867 34,833
Pfizer, Inc. ............................................................ 736,770 18,427
Sanofi SA ............................................................ 682,838 58,639
Viatris, Inc. ........................................................... 751,615 13,198
289,972
Industrials (4.1%):
BayCurrent, Inc. ....................................................... 494,700 22,197
CSG NV(i) ........................................................... 83,090 1,583
EMCOR Group, Inc. .................................................... 28,328 22,590
Fuji Electric Co. Ltd. .................................................... 374,900 33,660
Hensoldt AG .......................................................... 271,174 24,941
Hoshizaki Corp. ........................................................ 135,800 4,869
Hyundai Rotem Co. Ltd. .................................................. 576,915 54,102
Logista Integral SA ..................................................... 320,422 13,671
MasTec, Inc.(i) ......................................................... 66,280 17,438
Paychex, Inc. .......................................................... 400,792 46,829
Regal Rexnord Corp. .................................................... 218,689 44,882
SMC Corp. ........................................................... 20,800 9,214
Star Bulk Carriers Corp. .................................................. 964,340 27,725
Union Pacific Corp. ..................................................... 76,714 22,410
United Parcel Service, Inc., Class B .......................................... 410,876 42,821
388,932
Information Technology (7.1%):
Accenture PLC, Class A .................................................. 766,456 127,170
Adobe, Inc.(i) ......................................................... 393,123 98,442
Capgemini SE ......................................................... 221,875 26,225
Cisco Systems, Inc. ..................................................... 383,236 44,452
Cognizant Technology Solutions Corp., Class A ................................. 1,273,915 70,511
FUJIFILM Holdings Corp. ................................................ 1,262,400 29,929
QUALCOMM, Inc. ..................................................... 518,589 76,549
Salesforce, Inc. ........................................................ 237,746 43,750
Samsung Electronics Co. Ltd. .............................................. 492,031 90,593
SK hynix, Inc. ......................................................... 65,471 78,894
686,515
Materials (3.1%):
Amcor PLC ........................................................... 1,869,824 83,918
Barrick Mining Corp. .................................................... 2,390,417 87,800
Buzzi SpA ............................................................ 1,483,650 70,334
CRH PLC ............................................................ 401,340 38,131
thyssenkrupp AG ....................................................... 526,906 7,325
Torex Gold Resources, Inc. ................................................ 248,010 9,544
297,052
Real Estate (0.5%):
AvalonBay Communities, Inc. .............................................. 96,511 17,913
Crown Castle, Inc. ...................................................... 55,229 4,214
Douglas Emmett, Inc. .................................................... 183,641 2,171
Gaming and Leisure Properties, Inc. ......................................... 122,382 5,481
SL Green Realty Corp. ................................................... 375,192 19,859
49,638
Utilities (1.5%):
Eversource Energy ...................................................... 2,068,502 148,084
Total Common Stocks (Cost $3,980,061)
a
a
a
4,681,599

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
6
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Preferred Stocks (0.0%)(g)
Financials (0.0%):(g)
First Horizon Corp., Series F, 4.70%(k) ....................................... 12,040 $ 207
Total Preferred Stocks (Cost $217)
a
a
a
207
Principal Amount
(000)
Convertible Corporate Bonds (0.1%)
Financials (0.1%):
Redwood Trust, Inc., 7.75%, 6/15/27 ......................................... $ 9,685 9,782
Total Convertible Corporate Bonds (Cost $9,324)
a
a
a
9,782
Senior Secured Loans (0.0%)(g)
Consumer Discretionary (0.0%):(g)
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 7.85%
(SOFR01M+400bps), 8/23/28(f) ........................................ 498 500
Lucky Bucks LLC, First Out Priority Exit Term Loans, 11.25% (SOFR06M+765bps),
10/2/28(f) ........................................................ 14 13
Lucky Bucks LLC, Priority Second Out Term Loan, 11.25% (SOFR06M+765bps), 10/2/29(f) 30 18
531
Financials (0.0%):(g)
Eastern Power LLC, Term Loan B, 8.48% (SOFR01M+475bps), 4/3/29(f) .............. 303 305
Health Care (0.0%):(g)
U.S. Renal Care, Inc., Closing Date Term Loan, 8.85% (SOFR01M+511bps), 6/28/28(f) .... 806 792
Industrials (0.0%):(g)
Groupe Solmax, Inc., Term Loan, 8.60% (SOFR01M+486bps), 7/24/28(f) .............. 936 869
Materials (0.0%):(g)
Schweitzer-Mauduit International, Inc., New Term Loan B, 8.23% (SOFR01M+450bps),
4/4/33(f) ......................................................... 313 314
Total Senior Secured Loans (Cost $2,885)
a
a
a
2,811
Corporate Bonds (3.1%)
Communication Services (0.1%):
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28, Callable 8/31/26 @ 100(a) ................................ 570 571
7.50%, 6/1/29, Callable 8/31/26 @ 100(a) ................................. 1,860 1,863
EchoStar Corp., 6.75%, 11/30/30, Callable 11/30/26 @ 102(l) ....................... 10,853 11,007
13,441
Energy (0.2%):
PBF Holding Co. LLC/PBF Finance Corp., 9.88%, 3/15/30, Callable 3/15/27 @ 104.94(a) ... 14,200 15,214
Information Technology (2.5%):
Oracle Corp.
3.80%, 11/15/37, Callable 5/15/37 @ 100 .................................. 5,775 4,352
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 96,790 55,471
3.95%, 3/25/51, Callable 9/25/50 @ 100 .................................. 62,506 38,096
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 40,228 31,963
3.85%, 4/1/60, Callable 10/1/59 @ 100 ................................... 76,847 43,147
4.10%, 3/25/61, Callable 9/25/60 @ 100 .................................. 111,355 65,069
6.13%, 8/3/65, Callable 2/3/65 @ 100 .................................... 8,230 6,507
244,605
Real Estate (0.2%):
Alexandria Real Estate Equities, Inc.
3.00%, 5/18/51, Callable 11/18/50 @ 100 .................................. 10,844 6,565
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 13,631 8,989
15,554

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
7
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (0.1%):
Eversource Energy, 6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(f) ........ $ 8,000 $ 7,955
Total Corporate Bonds (Cost $318,249)
a
a
a
296,769
Insurance-Linked Securities (0.5%)
Collateralized Reinsurance (0.0%):(g)
Multiperil - Worldwide - (0.0%):(g)
Gamboge Re, 2024, 3/31/30(d)(i)(j)(m) ....................................... 4,000 538
Merion Re, 2025-1, 12/31/30(d)(i)(j)(m) ...................................... 1,000 16
554
Event Linked Bonds (0.5%):
Earthquake - California - (0.0%):(g)
Torrey Pines Re
9.62% (JMMMUSTF+604bps), 6/7/27(a)(f)(j) .............................. 250 257
10.69% (JMMMUSTF+711bps), 6/7/27(a)(f)(j) ............................. 250 257
Earthquake - U.S. - (0.0%):(g)
Acorn Re, 2024-1 A, 6.64% (GSMMUSTF+310bps), 11/5/27, Callable 9/5/26 @ 102.5(a)(f)(j) 500 505
Flood - U.S. - (0.0%):(g)
Floodsmart Re, 2024-1 A, 17.90% (FHMMUSTF+1400bps), 3/12/27(a)(f)(j) ............ 1,500 1,548
Health - U.S. - (0.1%):
Vitality Re XIV
7.04% (FHMMUSTF+350bps), 1/5/27(a)(f)(j) .............................. 3,250 3,270
8.04% (FHMMUSTF+450bps), 1/5/27(a)(f)(j) .............................. 600 605
Multiperil - U.S. - (0.4%):
Aquila Re, 8.97% (BRMMUSDF+539bps), 6/7/27, Callable 9/5/26 @ 103(a)(f)(j) ........ 500 511
Bonanza Re
7.27% (MSMMUSTF+350bps), 12/19/27(a)(f)(j) ............................ 250 252
9.02% (MSMMUSTF+509bps), 12/19/27(a)(f)(j) ............................ 1,000 1,016
Four Lakes Re
9.10% (BRMMUSDF+552bps), 1/7/27, Callable 9/5/26 @ 102.5(a)(f)(j) ........... 250 254
13.28% (BRMMUSDF+970bps), 1/7/27, Callable 9/5/26 @ 103.25(a)(f)(j) ......... 250 250
8.63% (BRMMUSDF+505bps), 1/7/28, Callable 12/31/26 @ 102(a)(f)(j) ........... 250 252
12.81% (BRMMUSDF+923bps), 1/7/28, Callable 12/31/26 @ 102.75(a)(f)(j) ........ 250 252
Fuchsia, 2024-1 A, 8.71% (FRMMUSTI+514bps), 4/6/28, Callable 9/5/26 @ 104(a)(f)(j) ... 1,000 1,012
Herbie Re, 2024-2 A, 10.83% (JMMMUSTF+815bps), 1/8/29, Callable 12/31/27 @ 102(a)(f)
(j) .............................................................. 500 502
High Point Re, 2023-1, 9.22% (BRMMUSDF+549bps), 1/6/27, Callable 9/5/26 @ 102.25(a)(f)
(j) .............................................................. 2,000 2,000
Merna Re II
11.02% (GSMMUSTI+747bps), 7/7/27(a)(f)(j) .............................. 750 774
12.04% (GSMMUSTI+849bps), 7/7/27(a)(f)(j) .............................. 1,500 1,559
Mystic Re IV
15.55% (GSMMUSTI+1285bps), 1/8/27(a)(f)(j) ............................. 1,750 1,757
8.45% (GSMMUSTI+490bps), 1/10/28(a)(f)(j) .............................. 250 250
Residential Re
10.71% (JMMMUSTF+713bps), 12/6/26(a)(f)(j) ............................ 500 495
9.58% (JMMMUSTF+600bps), 12/6/27(a)(f)(j) ............................. 750 780
12.49% (JMMMUSTF+891bps), 12/6/27(a)(f)(j) ............................ 1,250 1,279
8.87% (JMMMUSTF+529bps), 12/6/28(a)(f)(j) ............................. 1,000 1,019
10.71% (JMMMUSTF+713bps), 12/6/28(a)(f)(j) ............................ 1,000 1,017
Sanders Re II
7.57% (BRMMUSDF+399bps), 4/7/29(a)(f)(j) .............................. 2,500 2,521
8.94% (BRMMUSDF+536bps), 4/7/29(a)(f)(j) .............................. 2,500 2,535
Sanders Re III
9.05% (BRMMUSDF+547bps), 4/7/27(a)(f)(j) .............................. 1,600 1,615
9.14% (BRMMUSDF+556bps), 4/7/28(a)(f)(j) .............................. 750 777
Multiperil - U.S. & Canada - (0.0%):(g)
Atlas Re, 2024-1 A, 15.86% (SOFR+1342bps), 6/8/27(a)(f)(j) ....................... 750 803
Easton Re, 2024-1 A, 11.08% (BRMMUSDF+750bps), 1/8/27(a)(f)(j) ................. 500 505

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
8
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Galileo Re, 2023-1 A, 10.55% (GSMMUSTI+700bps), 1/7/28, Callable 9/5/26 @ 104.5(a)(f)(j) $ 1,250 $ 1,285
Kilimanjaro II Re
9.83% (BRMMUSDF+625bps), 6/30/28(a)(f)(j) ............................. 250 259
10.83% (BRMMUSDF+725bps), 6/30/28(a)(f)(j) ............................ 750 781
Multiperil - Worldwide - (0.0%):(g)
Cat Re, 2023-1 A, 15.82% (JMMMUSTF+1224bps), 1/8/27(a)(f)(j) ................... 750 754
Kendall Re, 2024-1 A, 9.80% (GSMMUSTI+625bps), 4/30/27(a)(f)(j) ................. 1,000 1,018
Silk Road Re, 2024-1, 9.55% (BNMMDTSC+600bps), 3/8/27, Callable 9/5/26 @ 104.75(a)(f)
(j) .............................................................. 500 504
Windstorm - Florida - (0.0%):(g)
Marlon Re, 2024-1 A, 10.89% (JMMMUSTF+723bps), 6/7/27(a)(f)(j) ................. 250 259
Merna Re II, 2024-2 A, 12.30% (GSMMUSTI+875bps), 7/7/27(a)(f)(j) ................ 750 769
Palm Re, 2024-1 A, 13.25% (BNMMDTSC+982bps), 6/7/27(a)(f)(j) .................. 250 257
Purple Re, 2024-1 A, 12.71% (JMMMUSTF+888bps), 6/7/27(a)(f)(j) .................. 500 515
Windstorm - Massachusetts - (0.0%):(g)
Mayflower Re, 2024-1 A, 8.47% (FHMMUSTF+518bps), 7/8/27(a)(f)(j) ............... 1,000 1,018
Windstorm - Mexico - (0.0%):(g)
International Bank for Reconstruction & Development
15.86% (SOFR+1222bps), 4/24/28(a)(f)(j) ................................. 250 265
17.36% (SOFR+1372bps), 4/24/28(a)(f)(j) ................................. 250 255
Windstorm - North Carolina - (0.0%):(g)
Blue Ridge Re
8.79% (FHMMUSTF+539bps), 1/8/27(a)(f)(j) .............................. 750 753
11.53% (FHMMUSTF+828bps), 1/8/27(a)(f)(j) ............................. 1,250 1,266
Windstorm - U.S. Multistate - (0.0%):(g)
Gateway Re, 2024-1 AA, 9.48% (BRMMUSDF+606bps), 7/8/27(a)(f)(j) ............... 250 255
40,642
Reinsurance Sidecars (0.0%):(g)
Multiperil - Worldwide - (0.0%):(g)
Alturas Re
7/30/27(d)(i)(j)(n) .................................................. 1,000 28
12/31/27(d)(i)(j)(n) ................................................. 25 —(h)
Sector Re V
12/1/29(a)(d)(i)(j)(m)(o) ............................................. 2 155
12/1/29(a)(d)(i)(j)(m)(o) ............................................. 2 133
Thopas Re
12/31/26(d)(i)(j)(n) ................................................. 1,000 5
12/31/26(d)(i)(j)(n) ................................................. 1,500 23
12/31/28(d)(i)(j)(n) ................................................. 2,500 —
12/31/29(d)(i)(j)(n) ................................................. 2,500 14
12/31/30(d)(i)(j)(n) ................................................. 2,500 136
Viribus Re, 2023, 12/31/28(d)(i)(j)(n) ........................................ 2,000 —
494
Total Insurance-Linked Securities (Cost $40,028)
a
a
a
41,690
Equity Linked Notes (23.5%)
Communication Services (1.5%):
BNP Paribas Issuance BV (Pinterest, Inc.), 20.77%, 3/23/27 ........................ 1,285 25,754
BNP Paribas SA (Meta Platforms, Inc.), 13.70%, 7/8/27 ........................... 32 17,610
Canadian Imperial Bank of Commerce (T-Mobile US, Inc.), 9.70%, 3/19/27 ............. 37 7,287
JPMorgan Structured Products BV (Pinterest, Inc.), 15.75%, 5/14/27 .................. 694 16,082
Mizuho Structured Products BV (T-Mobile US, Inc.), 10.12%, 3/22/27 ................. 37 6,555
The Toronto-Dominion Bank (Reddit, Inc.), 24.37%, 4/9/27 ........................ 160 21,620
Wells Fargo Bank NA (Netflix, Inc.)
13.15%, 3/9/27 .................................................... 287 21,856
13.76%, 7/28/27 .................................................... 136 9,565
Wells Fargo Bank NA (Pinterest, Inc.), 15.18%, 10/13/26 .......................... 300 7,419

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
9
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Wells Fargo Bank NA (StubHub Holdings, Inc.), 34.45%, 10/16/26 ................... $ 188 $ 1,774
135,522
Consumer Discretionary (3.3%):
Bank of America NA (Brightstar Lottery PLC), 14.14%, 8/24/26 ..................... 575 5,470
BNP Paribas Issuance BV (General Motors Co.), 11.03%, 2/8/27(a) ................... 266 22,860
Citigroup Global Markets Holdings, Inc. (General Motors Co.), 10.70%, 11/3/26(a) ....... 235 17,595
Citigroup Global Markets Holdings, Inc. (YETI Holdings, Inc.), 14.68%, 11/19/26(a) ...... 551 21,831
Goldman Sachs Bank USA (YETI Holdings, Inc.), 13.50%, 8/24/26 ................... 257 9,932
HSBC Bank PLC (Amazon.com, Inc.), 11.11%, 12/31/26 .......................... 93 22,660
HSBC Bank PLC (Genuine Parts Co.), 10.88%, 3/8/27 ............................ 136 16,102
JPMorgan Chase Bank NA (Amazon.com, Inc.)
9.39%, 9/24/26 .................................................... 158 36,763
11.10%, 2/8/27 ..................................................... 63 15,934
JPMorgan Chase Bank NA (Lululemon Athletica, Inc.), 17.02%, 3/8/27 ................ 89 11,938
Mizuho Markets Cayman LP (Brightstar Lottery PLC), 13.96%, 8/17/26 ............... 368 3,671
Mizuho Markets Cayman LP (General Motors Co.), 10.92%, 12/30/26 ................. 172 14,369
Royal Bank of Canada (Brightstar Lottery PLC), 15.42%, 6/28/27(a) .................. 1,565 16,615
The Toronto-Dominion Bank (Amazon.com, Inc.), 11.40%, 12/30/26 .................. 93 22,807
The Toronto-Dominion Bank (Darden Restaurants, Inc.), 11.25%, 6/28/27 .............. 85 17,761
Wells Fargo Bank NA (Airbnb, Inc.), 10.90%, 12/30/26 ............................ 209 29,066
Wells Fargo Bank NA (Amazon.com, Inc.), 9.01%, 9/17/26 ......................... 103 26,351
311,725
Consumer Staples (1.4%):
BNP Paribas Issuance BV (BJ's Wholesale Club Holdings, Inc.), 9.43%, 10/14/26(a) ....... 210 20,026
BNP Paribas SA (Celsius Holdings, Inc.)
20.45%, 5/18/27 .................................................... 248 7,908
25.13%, 7/28/27 .................................................... 903 27,427
BNP Paribas SA (Sprouts Farmers Market, Inc.), 17.08%, 8/10/27 .................... 210 18,269
Canadian Imperial Bank of Commerce (BJ's Wholesale Club Holdings, Inc.), 9.95%, 11/24/26 142 13,847
Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.)
20.96%, 11/18/26(a) ................................................. 289 9,468
21.03%, 11/19/26(a) ................................................. 298 9,830
JPMorgan Chase Bank NA (Celsius Holdings, Inc.), 19.70%, 4/27/27 .................. 462 14,460
The Toronto-Dominion Bank (Celsius Holdings, Inc.), 19.81%, 12/15/26 ............... 241 7,677
Wells Fargo Bank NA (Simply Good Foods Co.), 12.83%, 1/27/27 .................... 175 1,956
130,868
Energy (0.6%):
Canadian Imperial Bank of Commerce (HF Sinclair Corp.), 12.51%, 1/26/27 ............ 213 13,259
Mizuho Markets Cayman LP (Range Resources Corp.)
11.41%, 9/18/26 .................................................... 351 13,006
12.54%, 10/20/26 ................................................... 328 12,960
Royal Bank of Canada (Ovintiv, Inc.), 13.39%, 9/18/26(a) .......................... 216 9,899
Wells Fargo Bank NA (HF Sinclair Corp.), 13.01%, 2/11/27 ........................ 298 16,961
66,085
Financials (2.3%):
Bank of Montreal (MasTec, Inc.), 18.81%, 8/11/27(a) ............................. 69 18,343
BNP Paribas Issuance BV (Capital One Financial Corp.), 11.83%, 3/9/27 ............... 115 24,193
Goldman Sachs Bank USA (PayPal Holdings, Inc.), 13.34%, 12/31/26 ................. 236 13,722
HSBC Bank PLC (PayPal Holdings, Inc.), 13.40%, 12/30/26 ........................ 354 20,654
JPMorgan Chase Bank NA (Worldline SA), 23.98%, 9/29/26 ........................ 1,902 1,883
Merrill Lynch BV (Apollo Global Management, Inc.), 16.32%, 4/1/27 ................. 75 8,928
Merrill Lynch BV (Capital One Financial Corp.)
12.15%, 6/28/27 .................................................... 89 18,370
12.25%, 7/1/27 .................................................... 133 27,366
Merrill Lynch BV (Edenred), 15.10%, 6/28/27 .................................. 747 19,689
Mizuho Markets Cayman LP (PayPal Holdings, Inc.)
10.84%, 8/7/26 .................................................... 159 9,161
11.12%, 9/29/26 .................................................... 220 12,815
Royal Bank of Canada (PayPal Holdings, Inc.), 14.42%, 11/12/26(a) .................. 187 11,517

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
10
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The Toronto-Dominion Bank (PayPal Holdings, Inc.)
13.97%, 2/12/27 .................................................... $ 541 $ 24,927
14.29%, 5/21/27 .................................................... 187 9,352
220,920
Health Care (0.7%):
BNP Paribas Issuance BV (Cardinal Health, Inc.), 10.06%, 5/13/27 ................... 109 22,711
HSBC Bank PLC (Biogen, Inc.), 11.35%, 10/14/26 ............................... 81 13,737
HSBC Bank PLC (Humana, Inc.), 13.62%, 8/10/26 ............................... 58 16,065
Merrill Lynch BV (New Amsterdam Pharma Co. NV), 22.23%, 5/28/27 ................ 175 4,481
Mizuho Markets Cayman LP (New Amsterdam Pharma Co. NV), 19.56%, 10/20/26 ....... 199 5,653
Wells Fargo Bank NA (Intuitive Surgical, Inc.), 13.15%, 7/28/27 ..................... 26 9,181
71,828
Industrials (2.8%):
Bank of America NA (Trex Co., Inc.), 15.59%, 1/27/27 ............................ 258 10,719
Bank of Montreal (Red Cat Holdings, Inc.), 33.95%, 5/4/27(a) ....................... 456 6,365
Canadian Imperial Bank of Commerce (MasTec, Inc.), 14.40%, 12/23/26 ............... 47 10,807
Citigroup Global Markets Holdings, Inc. (AeroVironment, Inc.), 23.16%, 5/5/27 .......... 27 4,649
Citigroup Global Markets Holdings, Inc. (Kratos Defense & Security Solutions, Inc.), 23.16%,
5/5/27 ........................................................... 84 4,580
Citigroup Global Markets Holdings, Inc. (MasTec, Inc.), 14.93%, 2/8/27(a) ............. 62 14,629
Citigroup Global Markets Holdings, Inc. (Regal Rexnord Corp.)
15.54%, 12/15/26(a) ................................................. 95 14,930
14.28%, 2/8/27(a) .................................................. 99 16,234
14.08%, 2/11/27(a) .................................................. 140 24,357
JPMorgan Structured Products BV (MasTec, Inc.), 15.42%, 10/26/26 .................. 32 7,121
Mizuho Markets Cayman LP (Forgent Power Solutions, Inc.), 18.13%, 4/23/27 ........... 501 15,374
Mizuho Markets Cayman LP (Regal Rexnord Corp.), 15.64%, 12/11/26 ................ 71 11,083
Royal Bank of Canada (Regal Rexnord Corp.), 14.00%, 2/10/27(a) ................... 120 19,924
Royal Bank of Canada (Uber Technologies, Inc.), 12.59%, 2/16/27(a) ................. 194 13,925
Royal Bank of Canada (United Rentals, Inc.), 12.08%, 2/16/27(a) .................... 20 17,877
The Toronto-Dominion Bank (Generac Holdings, Inc.), 21.57%, 8/9/27 ................ 69 13,590
Wells Fargo Bank NA (Alaska Air Group, Inc.), 17.33%, 6/25/27 ..................... 360 17,484
Wells Fargo Bank NA (MasTec, Inc.), 14.81%, 12/11/26 ........................... 48 10,621
Wells Fargo Bank NA (Regal Rexnord Corp.), 13.93%, 2/16/27 ...................... 91 16,332
250,601
Information Technology (8.4%):
Bank of America Corp. (Capgemini SE), 13.15%, 5/11/27 .......................... 143 17,068
BNP Paribas SA (QUALCOMM, INC.), 25.05%, 7/8/27 ........................... 366 65,553
Citigroup Global Markets Holdings, Inc. (Adobe, Inc.), 12.76%, 2/10/27(a) ............. 65 16,574
Citigroup Global Markets Holdings, Inc. (Ondas, Inc.), 31.46%, 5/5/27 ................ 526 4,687
Citigroup Global Markets Holdings, Inc. (Salesforce, Inc.), 16.15%, 5/6/27(a) ............ 92 16,572
Citigroup Global Markets Holdings, Inc. (Twilio, Inc.), 16.72%, 9/24/26(a) ............. 118 13,480
HSBC Bank PLC (Adobe, Inc.), 11.13%, 12/31/26 ............................... 40 10,360
HSBC Bank PLC (Advanced Micro Devices, Inc.)
19.49%, 10/20/26 ................................................... 55 14,006
20.00%, 3/8/27 .................................................... 75 17,573
HSBC Bank PLC (Microsoft Corp.), 10.27%, 3/8/27 .............................. 40 16,965
HSBC Bank PLC (Salesforce, Inc.)
15.00%, 3/9/27 .................................................... 126 23,347
14.87%, 3/10/27 .................................................... 224 41,875
JPMorgan Chase & Co. (Strategy, Inc.), 22.30%, 1/6/27 ........................... 91 9,259
JPMorgan Chase Bank NA (Adobe, Inc.)
12.02%, 12/22/26 ................................................... 30 7,818
12.50%, 2/8/27 .................................................... 51 13,082
JPMorgan Chase Bank NA (Ambarella, Inc.), 20.05%, 11/3/26 ...................... 80 7,312
JPMorgan Chase Bank NA (Axcelis Technologies, Inc.), 17.10%, 8/17/26 ............... 366 30,556
JPMorgan Chase Bank NA (First Solar, Inc.), 16.78%, 3/22/27 ....................... 40 8,021
JPMorgan Chase Bank NA (NVIDIA Corp.), 15.93%, 3/8/27 ........................ 82 16,220
JPMorgan Chase Bank NA (Salesforce, Inc.), 13.99%, 3/23/27 ...................... 80 14,720
JPMorgan Structured Products BV (Dell Technologies, Inc.), 17.27%, 10/26/26 .......... 42 7,160
Merrill Lynch BV (Adobe, Inc.), 11.88%, 9/18/26 ................................ 67 17,097
Merrill Lynch BV (International Business Machines Corp.), 18.15%, 7/30/27 ............ 129 28,051

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
11
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Merrill Lynch BV (Marvell Technology, Inc.), 28.25%, 6/11/27 ...................... $ 102 $ 23,345
Merrill Lynch BV (Salesforce, Inc.)
15.32%, 4/8/27 .................................................... 66 11,982
16.46%, 6/8/27 .................................................... 145 25,964
Merrill Lynch International & Co. CV (First Solar, Inc.), 16.60%, 3/19/27 .............. 40 7,937
Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.)
15.29%, 9/22/26 .................................................... 77 13,248
18.09%, 10/16/26 ................................................... 45 10,315
Mizuho Markets Cayman LP (Intuit, Inc.), 17.40%, 3/9/27 .......................... 60 19,943
Mizuho Markets Cayman LP (NetApp, Inc.), 11.22%, 10/28/26 ...................... 81 10,365
Mizuho Markets Cayman LP (Nokia Oyj), 21.10%, 5/11/27 ......................... 1,343 13,791
Mizuho Markets Cayman LP (NVIDIA Corp.), 15.41%, 5/18/27 ..................... 104 21,450
Royal Bank of Canada (Adobe, Inc.), 14.81%, 2/24/27(a) .......................... 76 18,908
Royal Bank of Canada (Datadog, Inc.), 18.67%, 2/24/27(a) ......................... 75 10,609
The Toronto-Dominion Bank (Adobe, Inc.), 12.40%, 12/16/26 ....................... 51 13,496
The Toronto-Dominion Bank (International Business Machines Corp.), 17.90%, 8/3/27 ..... 136 29,197
The Toronto-Dominion Bank (Intuit, Inc.), 16.20%, 2/24/27 ........................ 50 16,535
The Toronto-Dominion Bank (Salesforce, Inc.), 16.56%, 7/22/27 ..................... 213 37,727
The Toronto-Dominion Bank (Trimble, Inc.), 11.62%, 4/22/27 ....................... 191 11,135
The Toronto-Dominion Bank (Zebra Technologies Corp.), 15.38%, 7/8/27 .............. 109 28,583
Wells Fargo Bank NA (Microsoft Corp.), 10.14%, 2/24/27 .......................... 49 20,785
Wells Fargo Bank NA (NVIDIA Corp.)
15.13%, 5/19/27 .................................................... 99 20,337
15.28%, 7/29/27 .................................................... 112 22,944
Wells Fargo Bank NA (Okta, Inc.), 16.49%, 2/24/27 .............................. 108 10,246
816,198
Materials (2.4%):
Bank of America NA (thyssenkrupp AG), 17.00%, 9/23/26 ......................... 989 13,513
Bank of Montreal (International Flavors & Fragrances, Inc.), 12.06%, 8/9/27(a) .......... 353 28,074
BNP Paribas Issuance BV (Alcoa Corp.), 18.76%, 2/10/27(a) ........................ 269 13,056
BNP Paribas Issuance BV (Barrick Mining Corp.), 17.87%, 4/8/27 .................... 314 11,920
Canadian Imperial Bank of Commerce (Celanese Corp.), 21.55%, 4/22/27 .............. 253 13,541
Citigroup Global Markets Holdings, Inc. (Almonty Industries, Inc.)
29.33%, 8/9/27 .................................................... 1,190 13,159
29.37%, 8/10/27 .................................................... 1,284 14,195
Citigroup Global Markets Holdings, Inc. (Celanese Corp.), 21.19%, 6/25/27 ............. 167 8,004
Citigroup Global Markets Holdings, Inc. (Newmont Corp.), 17.39%, 2/10/27(a) .......... 160 16,074
Citigroup Global Markets Holdings, Inc. (USA Rare Earth, Inc.)
43.47%, 11/13/26(a) ................................................. 393 6,590
39.52%, 11/27/26(a) ................................................. 461 6,956
39.47%, 12/2/26(a) .................................................. 555 7,470
Goldman Sachs Bank USA (USA Rare Earth, Inc.), 43.86%, 11/6/26 .................. 457 7,611
HSBC Bank PLC (Barrick Mining Corp.)
15.87%, 11/2/26 .................................................... 417 13,659
16.10%, 12/4/26 .................................................... 360 13,476
JPMorgan Chase Bank NA (Newmont Corp.), 16.72%, 4/8/27 ....................... 116 11,314
JPMorgan Structured Products BV (B2Gold Corp.), 20.41%, 5/5/27 ................... 1,694 6,977
Merrill Lynch BV (Torex Gold Resources, Inc.), 18.00%, 6/28/27 .................... 390 15,000
The Toronto-Dominion Bank (Celanese Corp.), 22.41%, 3/30/27 ..................... 274 13,864
The Toronto-Dominion Bank (USA Rare Earth, Inc.), 39.23%, 11/25/26 ................ 677 10,307
244,760
Real Estate (0.1%):
Bank of Montreal (SL Green Realty Corp.), 19.51%, 5/18/27 ........................ 191 9,432
Total Equity Linked Notes (Cost $2,319,794)
a
a
a
2,257,939
Yankee Dollars (3.8%)
Financials (3.7%):
BPCE SA, 3.12% (SOFR+173bps), 10/19/32, Callable 10/19/31 @ 100(a)(f) ............ 2,500 2,206
Brazil Letras do Tesouro Nacional, 4/1/27(o) ................................... 186,200 33,792
European Bank for Reconstruction & Development, 28.00%, 9/27/27, MTN ............. 197,470 3,760
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 9/5/26 @ 102.19(a) ............ 4,675 4,750
Hungary Government Bond, 4.50%, 5/27/32 .................................... 1,441,490 4,318

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
12
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Indonesia Treasury Bond, 6.88%, 4/15/29 ..................................... $ 161,493,000 $ 8,879
International Finance Corp.
10.75%, 2/15/28, MTN ............................................... 26,000 4,993
11.50%, 1/16/30, MTN ............................................... 153,575 29,345
Intesa Sanpaolo SpA, 7.78% (H15T1Y+390bps), 6/20/54, Callable 6/20/53 @ 100(a)(f) .... 17,917 20,194
Japan Government Twenty Year Bond
0.40%, 6/20/41 .................................................... 28,567,050 117,427
0.90%, 6/20/42 .................................................... 21,664,200 93,992
Lloyds Banking Group PLC, 6.75% (H15T5Y+315bps), Callable 9/27/31 @ 100(f)(k) ..... 10,000 10,168
Philippine Government Bond, 6.75%, 9/15/32 .................................. 576,400 9,062
Societe Generale SA, 6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(f) .... 6,220 6,354
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26(a) ................. 2,113 2,105
351,345
Sovereign Bond (0.1%):
Russian Federal Bond - OFZ
0.00%, 2/3/27(b)(d)(j) ............................................... 59,074 —
7.70%, 3/23/33(b)(d)(j)(p) ............................................ 61,885 —
Turkiye Government Bond
36.00%, 8/12/26 .................................................... 521,809 10,967
12.40%, 3/8/28 .................................................... 176,760 2,626
13,593
Total Yankee Dollars (Cost $370,958)
a
a
a
364,938
U.S. Government Agency Mortgages (14.4%)
Federal Home Loan Mortgage Corporation
5.50%, 8/1/45 - 4/1/56 ............................................... 396,672 394,924
5.00%, 1/1/46 - 5/1/56 ............................................... 223,464 216,981
3.00%, 8/1/50 - 8/1/52 ............................................... 6,350 5,494
2.50%, 2/1/51 - 2/1/52 ............................................... 7,690 6,449
6.00%, 6/1/53 - 3/1/55 ............................................... 88,264 89,867
6.50%, 9/1/53 - 10/1/54 .............................................. 11,893 12,401
4.50%, 10/1/53 - 2/1/56 .............................................. 21,882 20,669
746,785
Federal National Mortgage Association
5.00%, 1/1/46 - 4/1/56 ............................................... 276,852 268,588
2.50%, 8/1/50 - 2/1/52 ............................................... 39,114 32,672
3.00%, 4/1/51 ..................................................... 272 239
5.50%, 8/1/52 - 11/1/55 .............................................. 219,381 218,193
4.50%, 9/1/52 - 7/1/55 ............................................... 71,283 67,461
6.50%, 2/1/53 - 10/1/53 .............................................. 11,586 12,013
6.00%, 6/1/53 - 1/1/55 ............................................... 36,142 36,593
635,759
Total U.S. Government Agency Mortgages (Cost $1,402,380)
a
a
a
1,382,544
U.S. Treasury Obligations (1.0%)
U.S. Treasury Notes, 4.13%, 7/31/28 ......................................... 90,000 89,740
Total U.S. Treasury Obligations (Cost $89,807)
a
a
a
89,740
Short-Term Investments (0.4%)
a a a a
Repurchase Agreements (0.4%):
Bank of America Corp., 3.64%, 8/3/26, purchased on 7/31/26, with a maturity date of 8/3/26, with a repurchase value of $40,012 (collateralized by U.S. Treasury Notes and Bonds, 1.38%-
3.50%, due 3/15/29-2/15/44, with an aggregate value of $40,800) .................... $ 40,000 40,000
Total Short-Term Investments (Cost $40,000)
a
a
a
40,000
Total Investments (Cost $8,757,147) — 97.4% 9,355,353
Other assets in excess of liabilities —  2.6% 252,318
NET ASSETS - 100.00% $ 9,607,671
At July 31, 2026, the Fund's investments in foreign securities were 36.9% of net assets.

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
13
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$867,871 (thousands) and amounted to 9.0% of net assets.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2026.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of July 31, 2026.
This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) Security is interest only.
(f) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(g) Amount represents less than 0.05% of net assets.
(h) Rounds to less than $1 thousand.
(i) Non-income producing security.
(j) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at July 31,
2026 (amounts in thousands):
Security Name Acquisition Date Cost Value
Acorn Re, 2024-1 A ................................................. 10/25/24 $ 500 $ 505
Alturas Re, 2021-3 .................................................. 8/16/21 72 28
Alturas Re, 2022-3 .................................................. 1/18/22 — —
Aquila Re ........................................................ 4/4/24 500 511
Atlas Re, 2024-1 A .................................................. 5/24/24 750 803
Blue Ridge Re ..................................................... 11/14/23 750 753
Blue Ridge Re, 2023-1 B ............................................. 11/14/23 1,250 1,266
Bonanza Re, 2024-1 B ............................................... 11/14/23 250 252
Bonanza Re, 2024-1 C ............................................... 12/16/24 1,000 1,016
Cat Re, 2023-1 A ................................................... 12/31/24 750 754
Easton Re, 2024-1 A ................................................. 5/16/24 499 505
Floodsmart Re, 2024-1 A ............................................. 2/29/24 1,500 1,548
Four Lakes Re, 2023-1 A ............................................. 12/8/23 250 254
Four Lakes Re, 2023-1 B ............................................. 12/8/23 250 250
Four Lakes Re, 2024-1 A ............................................. 12/11/24 250 252
Four Lakes Re, 2024-1 B ............................................. 12/11/24 250 252
Fuchsia, 2024-1 A .................................................. 3/23/23 1,000 1,012
Galileo Re, 2023-1 A ................................................ 12/11/24 1,253 1,285
Gamboge Re, 2024 .................................................. 5/9/24 — 538
Gateway Re, 2024-1 AA .............................................. 3/11/24 250 255
Herbie Re, 2024-2 A ................................................. 12/17/24 500 502
High Point Re, 2023-1 ............................................... 12/1/23 2,000 2,000
International Bank for Reconstruction & Development ........................ 5/1/24 250 265
International Bank for Reconstruction & Development ........................ 4/3/24 250 255
Kendall Re, 2024-1 A ................................................ 4/22/24 1,000 1,018
Kilimanjaro II Re, 2024-1 A ........................................... 4/22/24 250 259
Kilimanjaro II Re, 2024-1 B ........................................... 4/22/24 750 781
LUKOIL PJSC ..................................................... 4/3/20 3,354 —
Magnit PJSC ...................................................... 4/15/20 12,537 —
Marlon Re, 2024-1 A ................................................ 5/13/22 250 259
Mayflower Re, 2024-1 A .............................................. 2/18/26 1,000 1,018
Merion Re, 2025-1 .................................................. 1/16/25 — 16
Merna Re II, 2024-1 A ............................................... 2/12/26 750 774
Merna Re II, 2024-2 A ............................................... 2/12/26 750 769
Merna Re II, 2024-3 A ............................................... 2/12/26 1,500 1,559
Mystic Re IV, 2024-1 A .............................................. 12/12/23 1,749 1,757
Mystic Re IV, 2025-1 A .............................................. 12/12/23 250 250
Palm Re, 2024-1 A .................................................. 12/12/23 250 257
Purple Re, 2024-1 A ................................................. 4/1/25 500 515
Residential Re ..................................................... 11/22/22 500 495
Residential Re ..................................................... 4/1/25 1,250 1,279
Residential Re, 2023-2 5 .............................................. 4/1/25 750 780
Residential Re, 2024-2 3 .............................................. 4/1/25 1,000 1,017
Residential Re, 2024-2 4 .............................................. 4/1/25 1,000 1,019
Rosneft Oil Co. PJSC ................................................ 12/6/19 9,625 —
Russian Federal Bond - OFZ ........................................... 9/14/21 824 —
Russian Federal Bond - OFZ ........................................... 9/14/21 884 —
Sanders Re II, 2024-3 A .............................................. 12/10/24 2,500 2,521

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
14
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
(k) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l) Up to 6.75% of the coupon may be PIK.
(m) Issued as participation notes.
(n) Issued as preference shares.
(o) Zero-coupon bond.
(p) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
Security Name Acquisition Date Cost Value
Sanders Re II, 2024-3 B .............................................. 12/10/24 $ 2,500 $ 2,535
Sanders Re III, 2023-1 A .............................................. 11/4/24 1,600 1,615
Sanders Re III, 2024-1 A .............................................. 11/4/24 750 777
Sector Re V ....................................................... 2/24/26 — 155
Sector Re V, 2024 GL-R .............................................. 2/24/26 — 133
Silk Road Re, 2024-1 ................................................ 12/23/24 500 504
Thopas Re, 2020 ................................................... 12/30/19 — 5
Thopas Re, 2021 ................................................... 12/30/20 — 23
Thopas Re, 2023 ................................................... 2/15/23 — —
Thopas Re, 2024 ................................................... 2/2/24 — 14
Thopas Re, 2025 ................................................... 1/10/25 — 136
Torrey Pines Re, 2024-1 A ............................................ 12/31/24 250 257
Torrey Pines Re, 2024-1 B ............................................ 12/31/24 250 257
Viribus Re, 2023 ................................................... 2/2/23 — —
Vitality Re XIV, 2027 ................................................ 12/31/24 600 605
Vitality Re XIV, 2028 ................................................ 12/31/24 3,256 3,270
X5 Retail Group NV, GDR ............................................ 9/17/20 1,738 —
Total (0.5% of net assets) $68,991 $41,690
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
BNMMDTSC
—
Dreyfus Treasury Securities Cash Management Fund Yield
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CMO
—
Collateralized Mortgage Obligations
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes U.S. Treasury Cash Reserves Fund Yield
GDR
—
Global Depositary Receipt
GSMMUSTF
—
Goldman Sachs Money Market U.S. Treasury Fund Index
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of July 31, 2026.
JMMMUSTF
—
JPMorgan 100% U.S. Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of July 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of July 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2026.
STACR
—
Structured Agency Credit Risk

Victory Portfolios IV
Victory Pioneer Multi-Asset Income Fund
15
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
E-Mini S&P 500 Futures .................. 3,012 9/18/26 $ 1,124,842 $ 1,132,399 $ (7,557)
Euro Stoxx 50 Futures ................... 2,540 9/18/26 179,049 186,665 (7,616)
NASDAQ 100 E-Mini Futures ............. 329 9/18/26 198,953 186,900 12,053
Nikkei 225 OSE Futures .................. 431 9/10/26 178,884 172,611 6,273
$ 3,153
Total unrealized appreciation $ 18,326
Total unrealized depreciation (15,173)
Total net unrealized appreciation (depreciation) $ 3,153
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Alphabet, Inc. ......................... 1.00% 6/20/31 Quarterly $ 94,656 $ 1,843 $ 1,775 $ 68
Oracle Corp. .......................... 1.00% 6/20/31 Quarterly 47,309 (1,932) $ (2,051) 119
$ (89) $ (276) $ 187

Statement of Assets and Liabilities
July 31, 2026
16
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Multi-Asset Income
Fund
Assets:
Investments, at value (Cost $8,757,147) $ 9,355,353
Foreign currency, at value (Cost $230) 230
Cash 213,366
Futures contracts collateral 861
Swap agreements collateral 79,531
Due from broker 102,619
Receivables:
Dividends and interest 46,563
Capital shares issued 15,713
Investments sold 69,496
Variation margin on open swap agreements 252
Reclaims 6,968
Prepaid expenses 174
Total Assets 9,891,126
Liabilities:
Payables:
Distributions 2,040
Investments purchased 241,209
Capital shares redeemed 20,449
Variation margin on open futures contracts 14,167
Accrued expenses and other payables:
Investment advisory fees 3,364
Administration fees 341
Custodian fees 90
Transfer agent fees 123
Sub-Transfer agent fees 581
Trustees' fees 27
12b-1 fees 492
Other accrued expenses 572
Total Liabilities 283,455
Commitments and contingencies (Note 5 )
Net Assets:
Capital 8,724,684
Total accumulated earnings (loss) 882,987
Net Assets $ 9,607,671
Net Assets:
Class A $ 1,711,596
Class C 714,264
Class R6 369,432
Class Y 6,812,379
Total $ 9,607,671
Shares (unlimited number of shares authorized with no par value):
Class A 125,462
Class C 52,568
Class R6 26,356
Class Y 501,438
Total 705,824
Net asset value, offering and redemption price per share:(a)
Class A $ 13.64
Class C(b) 13.59
Class R6 14.02
Class Y 13.59
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 13.95
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended July 31, 2026
17
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Multi-Asset Income
Fund
Investment Income:
Dividends $ 183,486
Interest 374,665
Foreign tax withholding (12,510)
Total Income 545,641
Expenses:
Investment advisory fees 32,990
Administration fees 3,241
Sub-Administration fees 13
12b-1 fees — Class A 3,395
12b-1 fees — Class C 6,153
Custodian fees 563
Transfer agent fees — Class A 35
Transfer agent fees — Class C 21
Transfer agent fees — Class R6 4
Transfer agent fees — Class Y 151
Sub-Transfer agent fees — Class A 308
Sub-Transfer agent fees — Class C 237
Sub-Transfer agent fees — Class Y 5,237
Trustees' fees 279
Legal and audit fees 318
State registration and filing fees 343
Other expenses 473
Recoupment of prior expenses waived/reimbursed by Adviser 10
Total Expenses 53,771
Less fees paid indirectly (187)
Net Expenses 53,584
Net Investment Income (Loss) 492,057
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 649,269
Net realized gains (losses) from forward foreign currency exchange contracts (3,200)
Net realized gains (losses) from futures contracts (202,237)
Net realized gains (losses) from in-kind redemptions 52,548
Net realized gains (losses) from swap agreements (122)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 77,126
Net change in unrealized appreciation/depreciation on futures contracts 24,879
Net change in unrealized appreciation/depreciation on swap agreements 187
Net realized/unrealized gains (losses) on investments 598,450
Change in net assets resulting from operations $ 1,090,507

18
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Multi-Asset Income
Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 492,057 $ 280,548
Net realized gains (losses) 496,258 179,753
Net change in unrealized appreciation/depreciation 102,192 170,629
Change in net assets resulting from operations 1,090,507 630,930
Distributions to Shareholders:
Class A (87,180) (51,797)
Class C (34,872) (23,919)
Class R — (55)
Class R6 (17,730) (10,235)
Class Y (347,351) (208,283)
Change in net assets resulting from distributions to shareholders (487,133) (294,289)
Change in net assets resulting from capital transactions 3,362,096 1,681,840
Change in net assets 3,965,470 2,018,481
Net Assets:
Beginning of period 5,642,201 3,623,720
End of period $ 9,607,671 $ 5,642,201
* Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

19
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Multi-Asset Income
Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 722,250 $ 401,109
Distributions reinvested 85,859 51,178
Cost of shares redeemed (213,960) (144,085)
Total Class A $ 594,149 $ 308,202
Class C
Proceeds from shares issued $ 233,686 $ 199,045
Distributions reinvested 34,478 23,735
Cost of shares redeemed (110,763) (81,305)
Total Class C $ 157,401 $ 141,475
Class R
Proceeds from shares issued $ — $ 152
Distributions reinvested — 54
Cost of shares redeemed — (1,285)
Total Class R $ — $ (1,079)
Class R6
Proceeds from shares issued $ 188,815 $ 77,770
Distributions reinvested 15,576 10,062
Cost of shares redeemed (39,119) (47,939)
Total Class R6 $ 165,272 $ 39,893
Class Y
Proceeds from shares issued $ 3,209,086 $ 1,717,577
Distributions reinvested 333,442 202,341
Cost of shares redeemed (1,097,254) (726,569)
Total Class Y $ 2,445,274 $ 1,193,349
Change in net assets resulting from capital transactions $ 3,362,096 $ 1,681,840
Share Transactions:
Class A
Issued 54,861 33,733
Reinvested 6,498 4,313
Redeemed (16,236) (12,168)
Total Class A 45,123 25,878
Class C
Issued 17,843 16,849
Reinvested 2,623 2,011
Redeemed (8,440) (6,898)
Total Class C 12,026 11,962
Class R
Issued — 13
Reinvested — 5
Redeemed — (109)
Total Class R — (91)
Class R6
Issued 13,885 6,322
Reinvested 1,147 825
Redeemed (2,873) (3,937)
Total Class R6 12,159 3,210
Class Y
Issued 244,100 144,804
Reinvested 25,344 17,124
Redeemed (83,398) (61,705)
Total Class Y 186,046 100,223
Change in Shares 255,354 141,182
* Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class
A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Pioneer Multi-Asset Income Fund
Class A*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $12.56 $11.74 $11.32 $10.98 $11.67
Investment Activities:
Net investment income (loss)(a) 0.85 0.74 0.73 0.73 0.63
Net realized and unrealized gains (losses) 1.07 0.86 0.52 0.24 (0.67)
Total from Investment Activities 1.92 1.60 1.25 0.97 (0.04)
Distributions to Shareholders from:
Net investment income (0.84) (0.78) (0.83) (0.63) (0.65)
Total Distributions (0.84) (0.78) (0.83) (0.63) (0.65)
Net Asset Value, End of Period $13.64 $12.56 $11.74 $11.32 $10.98
Total Return(b) 15.79% 14.26% 11.56%(c) 9.19% (0.43)%
Ratios to Average Net Assets:
Net Expenses(d) 0.78%(e) 0.82% 0.83% 0.85% 0.85%
Net Investment Income (Loss) 6.49% 6.27% 6.50% 6.62% 5.51%
Gross Expenses(d) 0.78%(e) 0.82% 0.83% 0.86% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $1,711,596 $1,008,733 $639,410 $492,295 $403,985
Portfolio Turnover(f)(g) 72% 62% 62% 74% 73%
* Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

21
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Multi-Asset Income Fund
Class C*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $12.50 $11.69 $11.28 $10.94 $11.63
Investment Activities:
Net investment income (loss)(a) 0.75 0.65 0.64 0.64 0.54
Net realized and unrealized gains (losses) 1.09 0.85 0.51 0.25 (0.67)
Total from Investment Activities 1.84 1.50 1.15 0.89 (0.13)
Distributions to Shareholders from:
Net investment income (0.75) (0.69) (0.74) (0.55) (0.56)
Total Distributions (0.75) (0.69) (0.74) (0.55) (0.56)
Net Asset Value, End of Period $13.59 $12.50 $11.69 $11.28 $10.94
Total Return(b) 15.05% 13.34% 10.64%(c) 8.38% (1.20)%
Ratios to Average Net Assets:
Net Expenses(d) 1.55%(e) 1.58% 1.60% 1.62% 1.61%
Net Investment Income (Loss) 5.70% 5.50% 5.73% 5.85% 4.72%
Gross Expenses(d) 1.55%(e) 1.58% 1.60% 1.62% 1.61%
Supplemental Data:
Net Assets at end of period (000's) $714,264 $506,879 $334,211 $268,091 $252,795
Portfolio Turnover(f)(g) 72% 62% 62% 74% 73%
* Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Pioneer Multi-Asset Income Fund
Class R6*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $12.91 $12.07 $11.64 $11.28 $12.02
Investment Activities:
Net investment income (loss)(a) 0.91 0.80 0.79 0.78 0.69
Net realized and unrealized gains (losses) 1.11 0.88 0.52 0.26 (0.73)
Total from Investment Activities 2.02 1.68 1.31 1.04 (0.04)
Distributions to Shareholders from:
Net investment income (0.91) (0.84) (0.88) (0.68) (0.70)
Total Distributions (0.91) (0.84) (0.88) (0.68) (0.70)
Net Asset Value, End of Period $14.02 $12.91 $12.07 $11.64 $11.28
Total Return(b) 16.09% 14.54% 11.84%(c) 9.58% (0.42)%
Ratios to Average Net Assets:
Net Expenses(d) 0.50%(e) 0.52% 0.54% 0.56% 0.55%
Net Investment Income (Loss) 6.70% 6.55% 6.79% 6.92% 5.79%
Gross Expenses(d) 0.50%(e) 0.52% 0.54% 0.56% 0.55%
Supplemental Data:
Net Assets at end of period (000's) $369,432 $183,332 $132,610 $119,558 $118,667
Portfolio Turnover(f)(g) 72% 62% 62% 74% 73%
* Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6’s total return was less than 0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

23
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Multi-Asset Income Fund
Class Y*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $12.50 $11.70 $11.28 $10.94 $11.63
Investment Activities:
Net investment income (loss)(a) 0.87 0.76 0.76 0.75 0.65
Net realized and unrealized gains (losses) 1.08 0.84 0.51 0.24 (0.67)
Total from Investment Activities 1.95 1.60 1.27 0.99 (0.02)
Distributions to Shareholders from:
Net investment income (0.86) (0.80) (0.85) (0.65) (0.67)
Total Distributions (0.86) (0.80) (0.85) (0.65) (0.67)
Net Asset Value, End of Period $13.59 $12.50 $11.70 $11.28 $10.94
Total Return(b) 16.14% 14.33% 11.80%(c) 9.42% (0.24)%
Ratios to Average Net Assets:
Net Expenses(d) 0.61%(e) 0.63% 0.64% 0.65% 0.65%
Net Investment Income (Loss) 6.66% 6.45% 6.70% 6.80% 5.71%
Gross Expenses(d) 0.61%(e) 0.63% 0.64% 0.66% 0.66%
Supplemental Data:
Net Assets at end of period (000's) $6,812,379 $3,943,257 $2,516,420 $1,679,726 $982,169
Portfolio Turnover(f)(g) 72% 62% 62% 74% 73%
* Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor
Fund received Class A, Class C, Class R6, Class A, and Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended July 31, 2024, the total return would have been 11.71%.
(d) Does not include acquired fund fees and expenses, if any.
(e) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
July 31, 2026
Victory Portfolios IV
24
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer Multi-Asset Income Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R,and Class Y shares in exchange for the Fund’s
Class A, Class C, Class R6, Class A, and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization
(the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A, and
Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Multi-Asset Income Fund Multi-Asset Income Fund Class A, Class C, Class R6, and
Class Y

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
25
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Repurchase agreements are valued at cost, which approximates market value.
Loan interests are valued at the mean between the last available bid and ask prices from one or more brokers or dealers as obtained from an independent third-party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Event-linked bonds are valued at the bid price obtained from an independent third-party pricing service. Other insurance-linked securities
(including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument. Event-linked bond valuations are typically categorized as Level 2 in the fair value hierarchy.
Other insurance-linked valuations are typically categorized as Level 3 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of July 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Multi-Asset Income Fund
Asset-Backed Securities ......................................... $ — $ 41,017 $ 420 $ 41,437
Collateralized Mortgage Obligations ................................ — 145,897 — 145,897
Common Stocks ............................................... 4,681,599 — —(a) 4,681,599
Preferred Stocks ............................................... 207 — — 207
Convertible Corporate Bonds ..................................... — 9,782 — 9,782
Senior Secured Loans ........................................... — 2,811 — 2,811
Corporate Bonds .............................................. — 296,769 — 296,769
Insurance-Linked Securities ...................................... — 40,642 1,048 41,690
Equity Linked Notes ............................................ — 2,257,939 — 2,257,939
Yankee Dollars ............................................... — 364,938 —(a) 364,938
U.S. Government Agency Mortgages ................................ — 1,382,544 — 1,382,544
U.S. Treasury Obligations ........................................ — 89,740 — 89,740

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
26
As of July 31, 2026, there were no significant transfers into or out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Level 1 Level 2 Level 3 Total
Multi-Asset Income Fund, continued
Short-Term Investments ......................................... $ — $ 40,000 $ — $ 40,000
Total ....................................................... $ 4,681,806 $ 4,672,079 $ 1,468 $ 9,355,353
Other Financial Investments:*
Assets:
Credit Default Swap Agreement ................................... — 187 — 187
Futures Contracts .............................................. 18,326 — — 18,326
Liabilities:
Futures Contracts .............................................. (15,173) — — (15,173)
Total ....................................................... $ 3,153 $ 187 $ — $ 3,340
* Futures Contracts and Swap Agreements are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
27
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of July 31, 2026, no collateral was pledged or paid by the Fund.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At July
31, 2026, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
28
contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of July 31,
2026, the Fund had no open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended July 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Options Transactions:
The Fund may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When the Fund writes a call option, an amount equal to the premium received is included as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the
Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the
Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.
The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the
Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange-traded. The collateral held by the Fund, if any, is reflected on the Schedules of Portfolio Investments.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
29
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because a clearing organization generally becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered into with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to the Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under swap agreements collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for swap contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2026 (amounts in thousands):
*Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported on the Schedule of Portfolio Investments.
Only the current day’s variation margin for futures contracts and swap agreements are reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
July 31, 2026 (amounts in thousands):
Assets Liabilities
Futures
contracts*
Swap
Agreements*
Futures
contracts*
Equity Risk Exposure:
Multi-Asset Income Fund ................................................... $ 18,326 $ – $ 15,173
Credit Risk Exposure:
Multi-Asset Income Fund ................................................... – 187 –

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
30
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended July 31, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the
Net realized
gains (losses)
from futures
contracts
Net realized
gains (losses)
from swap
agreements
Net realized
gains (losses)
from forward
currency
exchange
contracts
Net realized
gains (losses)
from purchased
options
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Net change
in unrealized
appreciation/
depreciation on
swap agreements
Net change
in unrealized
appreciation/
depreciation from
purchased options
Equity Risk
Exposure:
Multi-Asset Income
Fund .......... $ (201,057) $ – $ – $ – $ 24,879 $ – $ –
Credit Risk
Exposure:
Multi-Asset Income
Fund .......... – (122) – – – 187 –
Interest Rate Risk
Exposure:
Multi-Asset Income
Fund .......... – – – (5,458) – – 5,458
Currency Risk
Exposure:
Multi-Asset Income
Fund .......... (1,180) – – – –
Forward
Exchange Rate
Risk Exposure:
Multi-Asset Income
Fund .......... – – (3,200) – – – –
Multi-Asset
Income Fund
Forward foreign currency exchange contracts:
Average amounts purchased .............................................................................. $ 221,598
Average amounts sold .................................................................................. $ 150,824
Futures contracts:
Average notional value of contracts — long .................................................................. $ 70,151
Average notional value of contracts — short .................................................................. $ (1,369,351)
Centrally cleared credit default swaps:
Average notional value — sell protection $ 28,393
a

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
31
end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of July 31, 2026, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.
For the year ended July 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition, TBA Securities, all derivative contracts and purchases and sales of in-kind transactions) and purchases and sales associated with in-kind transactions for the year ended July 31, 2026, were as follows (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
32
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of July 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended July 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended July 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Multi-Asset Income Fund .......................................... $ 8,036,181 $ 4,471,418 $ 813,964 $ 739,677
Associated with In-Kind Transactions
Purchases Sales
Multi-Asset Income Fund ................................................................ $ — $ 108,706
Multi-Asset Income Fund
Ownership %
Victory Pioneer Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3%
Adviser Fee Tier Rates
Up to $1
billion
Over $1 billion - $5
billion
Over $5
billion
Multi-Asset Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%, plus 0.45%, plus 0.40%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Multi-Asset Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
33
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of
Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended July 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended July 31, 2026, the
Distributor received $215 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended July 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of July 31, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at July 31, 2026.
For the year ended July 31, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of July 31, 2026, the Fund had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended July 31, 2026.
In effect until April 1, 2028
Class A Class C Class R6 Class Y
Multi-Asset Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83% 1.60% 0.54% 0.64%
Amount
Multi-Asset Income Fund ............................................................................... $ 10

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
34
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Equity-Linked Notes Risk  — Equity-linked notes (“ELNs”) may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying reference securities or a fixed income investment.
High-Yield/Junk Bond Risk - Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events. High-yield securities also can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, + 0.10% SOFR Adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR + 1.25%, + 0.10% SOFR Adjustment. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended July 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
35
is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended July 31, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.  The Fund may also distribute additional net investment income and net realized gains if necessary for the fund to avoid U.S. federal income or excise tax.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of July 31, 2026, on the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of July 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the book/tax differences in the adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, accrual of income on securities in default, tax basis adjustments on perpetual bonds, the mark to market of futures contracts, credit default swaps, and tax basis adjustments on partnership holdings.
During the tax year ended July 31, 2026, the Fund utilized the following capital loss carryforwards (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
Multi-Asset Income Fund ..................................................................... $ (52,543) $ 52,543
Year Ended July 31, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Multi-Asset Income Fund .................................................................. $ 487,133 $ 487,133
Year Ended July 31, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Multi-Asset Income Fund .................................................................. $ 294,288 $ 294,288
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Distributions
Payable
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Multi-Asset Income Fund . $ 84,004 $ 235,835 $ (2,040) $ 317,799 $ 18,433 $ 546,755 $ 882,987
Amount
Multi-Asset Income Fund ............................................................................... $ (182,932)

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
36
As of July 31, 2026, the Fund had no capital loss carryforward for federal income tax purposes.
As of July 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Multi-Asset Income Fund .............................. $ 8,814,350 $ 968,253 $ (427,250) $ 541,003

37
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the shareholders of Victory Pioneer Multi-Asset Income Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Multi-Asset Income Fund (the “Fund”) (one of the
funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July
31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended July 31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 25, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
July 31, 2026
Victory Portfolios IV
38
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended July 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 6%.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
25962-0926

July 31, 2026
Annual: Full Financials
Victory Pioneer Securitized Income Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
12
Statement of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements (Form N-CSR Item 7) 18
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 27
Supplemental Information (Unaudited)
Additional Federal Income Tax Information

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Securitized Income Fund
2
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (38.9%)
ABS Auto (15.8%):
ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31, Callable 9/20/26 @ 100(a) ..... $ 138 $ 138
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class F, 9.89%, 5/17/32, Callable 1/15/28 @ 100(a) ............... 423 435
Series 2024-A, Class G, 12.75%, 5/17/32, Callable 1/15/28 @ 100(a) .............. 203 209
Series 2024-B, Class G, 11.40%, 9/15/32, Callable 4/15/28 @ 100(a) .............. 337 344
Series 2025-A, Class F, 6.94%, 6/15/33, Callable 10/15/28 @ 100(a) .............. 853 853
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2022-1A, Class D, 7.38%, 9/17/29, Callable 11/15/26 @ 100(a) ............. 400 393
Series 2022-2A, Class C, 9.84%, 3/15/29, Callable 12/15/27 @ 100(a) ............. 100 94
Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28, Callable 8/15/26
@ 100(a) ......................................................... 283 272
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2021-2A, Class D, 4.08%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 840 835
Series 2023-3A, Class D, 7.32%, 2/20/28(a) ................................ 990 995
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.97%, 7/29/32,
Callable 12/28/26 @ 100(a) ........................................... 249 249
CarMax Select Receivables Trust, Series 2026-B, Class E, 7.36%, 6/15/33, Callable 7/15/30 @
100(a) ........................................................... 850 855
Carvana Auto Receivables Trust ............................................
Series 2022-N1, Class D, 4.13%, 12/11/28, Callable 3/10/28 @ 100(a) ............. 148 147
Series 2024-N3, Class E, 7.66%, 4/12/32, Callable 2/10/30 @ 100(a) .............. 1,400 1,409
CPS Auto Receivables Trust, Series 2024-B, Class E, 8.36%, 11/17/31, Callable 9/15/28 @
100(a) ........................................................... 1,160 1,209
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 8/15/27 @ 100(a) ............. 2,140 2,127
Series 2022-5A, Class D, 7.40%, 2/15/29, Callable 12/15/27 @ 100 ............... 105 106
Series 2022-6A, Class E, 11.61%, 6/17/30, Callable 3/15/28 @ 100(a) ............. 1,505 1,561
Series 2024-2A, Class E, 7.98%, 10/15/31, Callable 3/15/29 @ 100(a) ............. 1,320 1,375
Series 2024-3A, Class E, 7.84%, 10/15/31, Callable 8/15/30 @ 100(a) ............. 2,637 2,732
Series 2024-4A, Class E, 7.65%, 2/17/32, Callable 5/15/29 @ 100(a) .............. 1,480 1,530
Series 2024-5A, Class E, 7.22%, 5/17/32, Callable 3/15/29 @ 100(a) .............. 2,130 2,173
Series 2025-1A, Class E, 7.48%, 9/15/32, Callable 5/15/29 @ 100(a) .............. 2,090 2,149
Series 2025-2A, Class E, 7.81%, 10/15/32, Callable 4/15/29 @ 100(a) ............. 2,640 2,699
Series 2025-3A, Class E, 7.52%, 12/15/32, Callable 9/15/29 @ 100(a) ............. 1,390 1,409
Series 2025-5A, Class E, 7.15%, 6/15/33, Callable 12/15/29 @ 100(a) ............. 1,870 1,866
FHF Issuer Trust .......................................................
Series 2024-3A, Class D, 6.01%, 12/15/31, Callable 3/15/28 @ 100(a) ............. 503 475
Series 2025-1A, Class D, 5.95%, 6/15/32, Callable 5/15/28 @ 100(a) .............. 816 770
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-2A, Class D, 6.31%, 3/15/29, Callable 7/15/28 @ 100(a) .............. 65 66
Series 2024-2A, Class E, 7.98%, 5/15/31, Callable 4/15/29 @ 100(a) .............. 1,170 1,212
Series 2024-3A, Class E, 7.25%, 6/16/31, Callable 3/15/29 @ 100(a) .............. 2,626 2,678
Series 2024-4A, Class E, 7.51%, 8/15/31, Callable 6/15/29 @ 100(a) .............. 2,500 2,569
Series 2025-1A, Class E, 7.19%, 3/15/32, Callable 5/15/29 @ 100(a) .............. 1,050 1,067
Series 2025-4A, Class E, 7.17%, 12/15/32, Callable 1/15/30 @ 100(a) ............. 1,080 1,092
GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31, Callable
11/15/28 @ 100(a) .................................................. 1,270 1,301
Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, 12/26/29(a) .......... 760 769
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class C, 6.77% (SOFR30A+315bps), 5/20/32, Callable 11/20/27 @ 100(a)
(b) ............................................................. 75 76
Series 2025-2, Class D, 6.87% (SOFR30A+325bps), 9/20/33, Callable 4/20/29 @ 100(a)
(b) ............................................................. 1,114 1,084
Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29, Callable 4/15/28 @
100(a) ........................................................... 400 406
Merchants Fleet Funding LLC, Series 2025-1A, Class E, 8.48%, 1/20/39, Callable 8/20/29 @
100(a) ........................................................... 2,000 1,982
Prestige Auto Receivables Trust ............................................
Series 2022-1A, Class D, 8.08%, 8/15/28, Callable 1/15/27 @ 100(a) .............. 125 126
Series 2023-2A, Class D, 7.71%, 8/15/29, Callable 3/15/28 @ 100(a) .............. 220 223
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 9/15/28 @ 100(a) .............. 580 572

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
3
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Research-Driven Pagaya Motor Asset Trust, Series 2026-4A, Class B, 6.63%, 5/25/35, Callable
7/25/28 @ 100(a) ................................................... $ 900 $ 900
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B, Class E, 8.41%, 12/15/33, Callable 2/15/28 @ 100(a) .............. 216 220
Series 2024-A, Class F, 10.17%, 6/15/32, Callable 9/15/28 @ 100(a) .............. 369 380
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 323 326
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30, Callable
2/15/28 @ 100 ..................................................... 100 101
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A, Class F, 9 . 8 0%, 7/16/29, Callable 8/15/26 @ 100(a)(c) ............ 500 230
Series 2024-2A, Class D, 7 . 61% , 8/15/28, Callable 6/15/28 @ 100(a)(c) ............ 340 82
Series 2025-1A, Class D, 6 . 84%, 4/15/31, Callable 5/15/28 @ 100(a)(c) ............ 1,310 123
Series 2025-1A, Class E, 1 0. 37%, 4/15/32, Callable 5/15/28 @ 100(a)(c) ........... 600 10
Series 2025-2A, Class E, 8 . 35%, 4/15/31, Callable 10/15/29 @ 100(a)(c) ........... 870 46
Series 2025-2A, Class F, 11 . 23%, 3/15/32, Callable 10/15/29 @ 100(a)(c) .......... 400 13
Veros Auto Receivables Trust ..............................................
Series 2024-1, Class C, 7.57%, 12/15/28, Callable 8/15/27 @ 100(a) .............. 1,050 1,069
Series 2025-1, Class D, 8.79%, 5/17/32, Callable 5/15/28 @ 100(a) ............... 1,570 1,620
Series 2026-1, Class E, 7.74%, 7/15/31, Callable 11/15/28 @ 100(a) .............. 780 790
50,542
ABS Card (0.2%):
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32,
Callable 9/15/27 @ 100(a) ............................................ 290 291
Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30(a) ........ 410 411
702
ABS Home (2.4%):
Deephaven Residential Mortgage Trust, Series 2026-CES1, Class A3, 5.93%, 3/25/61, Callable
4/25/29 @ 100(a)(d) ................................................. 1,290 1,277
JPMorgan Mortgage Trust .................................................
Series 2026-ACES1, Class B1, 6.50%, 4/25/66, Callable 2/25/31 @ 100(a)(d) ....... 2,240 2,203
Series 2026-CES1, Class B1, 6.48%, 6/25/56, Callable 1/25/29 @ 100(a)(d) ......... 1,080 1,063
Vista Point Securitization Trust .............................................
Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27 @ 100(a)(d) ......... 308 310
Series 2025-CES3, Class A1, 5.30%, 11/25/55, Callable 10/25/28 @ 100(a)(d) ....... 1,611 1,599
Series 2026-CES2, Class M1, 6.28%, 5/25/56, Callable 4/25/29 @ 100(a)(d) ........ 1,080 1,067
7,519
ABS Other (20.5%):
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32,
Callable 8/20/28 @ 100(a) ............................................ 700 718
Ascent Career Funding Trust ...............................................
Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............................... 224 225
Series 2024-1A, Class B, 9.73%, 10/25/32, Callable 10/25/27 @ 100(a) ............ 655 663
Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32, Callable 1/15/28 @
100(a) ........................................................... 200 215
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 6.37%
(SOFR30A+275bps), 6/25/47(a)(b) ...................................... 145 148
BHG Securitization Trust .................................................
Series 2022-C, Class E, 9.73%, 10/17/35, Callable 12/17/28 @ 100(a) ............. 1,320 1,379
Series 2023-A, Class B, 6.35%, 4/17/36, Callable 6/17/29 @ 100(a) ............... 136 137
Series 2023-B, Class C, 8.15%, 12/17/36, Callable 10/17/29 @ 100(a) ............. 120 123
Series 2024-1CON, Class C, 6.86%, 4/17/35, Callable 1/17/29 @ 100(a) ........... 165 167
Series 2025-2CON, Class E, 7.76%, 9/17/36, Callable 11/17/31 @ 100(a) ........... 485 478
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 318 305
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31, Callable
6/15/27 @ 100(a) ................................................... 480 486
Cascade MH Asset Trust, Series 2022-MH1, Class B1, 8.00%, 8/25/54, Callable 7/25/27 @
100(a)(d) ......................................................... 1,139 1,055
Citigroup Mortgage Loan Trust, Series 2026-HE1, Class B1, 6.72% (SOFR30A+310bps),
10/25/56, Callable 5/25/29 @ 100(a)(b) ................................... 160 160
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31, Callable
4/20/29 @ 100(a) ................................................... 165 172

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
4
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40, Callable 10/25/31
@ 100(a) ......................................................... $ 752 $ 746
Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33, Callable 8/15/28 @ 100(a) .... 158 159
Fig Six Trust, Series 2026-PF1, Class E, 7.49%, 8/25/56(a)(d) ....................... 180 179
FIGRE Trust ..........................................................
Series 2023-HE3, Class A, 6.44%, 11/25/53, Callable 3/25/29 @ 100(a)(d) .......... 74 75
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 2/25/29 @ 100(a)(d) ........... 726 731
Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/31 @ 100(a)(d) ........... 1,001 985
Series 2026-HE4, Class E, 7.27%, 5/25/56, Callable 8/25/33 @ 100(a)(d) ........... 1,513 1,512
Series 2026-HF7, Class E, 6.52% (SOFR30A+290bps), 7/25/56, Callable 2/25/34 @
100(a)(b) ......................................................... 450 450
Gordon Brothers Equipment Finance LLC, Series 2026-1A, Class D, 6.18%, 6/20/34, Callable
4/20/30 @ 100(a) ................................................... 500 500
GreenSky Home Improvement Issuer Trust ....................................
Series 2025-2A, Class E, 7.79%, 6/25/60(a) ................................ 2,216 2,244
Series 2025-3A, Class E, 7.83%, 12/27/60, Callable 2/25/32 @ 100(a) ............. 2,000 2,027
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class M3, 6.07%
(SOFR30A+245bps), 10/25/55, Callable 7/25/28 @ 100(a)(b) ................... 750 755
Harvest SBA Loan Trust, Series 2024-1, Class A, 6.00% (SOFR30A+225bps), 12/25/51,
Callable 6/25/32 @ 100(a)(b) .......................................... 497 503
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38, Callable 2/25/30 @
100(a) ........................................................... 140 142
HINNT LLC, Series 2025-B, Class E, 9.41%, 5/15/45, Callable 4/15/34 @ 100(a) ......... 970 960
Home Partners of America Trust, Series 2019-1, Class E, 3.60%, 9/17/39, Callable 8/17/26 @
100(a) ........................................................... 320 312
JPMorgan Mortgage Trust, Series 2023-HE2, Class A1, 5.32% (SOFR30A+170bps), 3/20/54,
Callable 10/20/26 @ 100(a)(b) ......................................... 128 128
Kinetic Advantage Master Owner Trust, Series 2025-1A, Class A, 5.83% (SOFR30A+220bps),
10/15/29, Callable 10/15/27 @ 100(a)(b) .................................. 1,700 1,712
Libra Solutions LLC .....................................................
Series 2024-1A, Class B, 7.91%, 9/30/38(a) ................................ 250 248
Series 2025-1A, Class C, 9.90%, 8/15/39(a) ................................ 1,000 983
MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class C, 7.83%, 8/20/55, Callable
8/20/28 @ 100(a) ................................................... 965 980
MMP Capital LLC, Series 2025-A, Class C, 8.41%, 12/15/31, Callable 7/15/28 @ 100(a) ... 1,236 1,256
MPOWER Education Trust, Series 2025-A, Class C, 10.84%, 7/21/42(a) ............... 890 880
Newtek Small Business Loan Trust, Series 2022-1, Class A, 6.05% (PRIME-70bps), 10/25/49,
Callable 4/25/27 @ 100(a)(b) .......................................... 209 210
NMEF Funding LLC ....................................................
Series 2022-B, Class C, 8.54%, 6/15/29, Callable 8/15/26 @ 100(a) ............... 210 210
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 620 628
Series 2024-A, Class D, 8.75%, 12/15/31, Callable 3/15/28 @ 100(a) .............. 500 515
Series 2025-A, Class D, 8.07%, 7/15/32, Callable 8/15/28 @ 100(a) ............... 1,070 1,095
Series 2025-B, Class E, 7.66%, 1/18/33, Callable 7/15/28 @ 100(a) ............... 2,060 2,089
OBX Trust, Series 2026-HE1, Class A1A, 4.97% (SOFR30A+135bps), 2/25/56, Callable
1/25/29 @ 100(a)(b) ................................................. 1,792 1,793
Octane Receivables Trust .................................................
Series 2022-2A, Class D, 7.70%, 2/20/30, Callable 3/20/27 @ 100(a) .............. 410 415
Series 2023-1A, Class D, 7.76%, 3/20/30, Callable 7/20/27 @ 100(a) .............. 310 317
Series 2023-2A, Class E, 10.50%, 6/20/31, Callable 11/20/27 @ 100(a) ............ 660 702
Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29, Callable 10/15/26 @ 100(a) . 224 224
Oportun Issuance Trust ...................................................
Series 2024-2, Class C, 6.61%, 2/9/32, Callable 10/8/26 @ 100(a) ................ 242 243
Series 2024-2, Class D, 10.47%, 2/9/32, Callable 10/8/26 @ 100(a) ............... 700 712
Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.10%, 2/15/30(a) ............. 99 97
PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31, Callable
7/20/27 @ 100(a) ................................................... 990 993
PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35, Callable 9/15/27 @ 100(a) .......... 231 232
Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31, Callable
3/15/27 @ 100(a) ................................................... 250 254
Progress Residential Trust .................................................
Series 2021-SFR8, Class G, 4.01%, 10/17/38(a) ............................. 200 199
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a) ............................. 100 96

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
5
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Purchasing Power Funding LLC, Series 2026-A, Class E, 7.54%, 8/15/30, Callable 2/15/28 @
100(a) ........................................................... $ 780 $ 773
RCKT Trust, Series 2025-1A, Class E, 7.12%, 7/25/34, Callable 2/25/28 @ 100(a) ........ 2,620 2,298
Reach ABS Trust .......................................................
Series 2025-2A, Class D, 7.31%, 8/18/32, Callable 11/15/29 @ 100(a) ............. 1,580 1,608
Series 2026-1A, Class E, 6.45%, 2/15/33, Callable 3/15/30 @ 100(a) .............. 880 860
Series 2026-2A, Class D, 5.67%, 2/15/35, Callable 12/15/30 @ 100(a) ............. 980 974
Reprise Financial Receivables Trust, Series 2026-1, Class B, 6.31%, 4/18/33, Callable 2/17/30
@ 100(a) ......................................................... 360 360
Saluda Grade Alternative Mortgage Trust ......................................
Series 2023-FIG4, Class A, 6.72%, 11/25/53, Callable 8/25/32 @ 100(a)(d) ......... 227 230
Series 2025-LOC4, Class M3, 6.57% (SOFR30A+295bps), 6/25/55, Callable 6/25/28 @
100(a)(b) ......................................................... 699 702
Series 2026-HB1, Class B1, 7.17% (TSFR1M+345bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 1,030 1,035
Series 2026-HB1, Class M3, 6.17% (TSFR1M+245bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 460 461
SCF Equipment Leasing LLC ..............................................
Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 11/20/29 @ 100(a) ............. 230 235
Series 2025-2A, Class E, 6.21%, 6/20/36, Callable 4/20/32 @ 100(a) .............. 1,610 1,565
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44, Callable 3/15/31 @
100(a) ........................................................... 297 312
Trafigura Securitisation Finance PLC .........................................
Series 2024-1A, Class B, 7.29%, 11/15/27(a) ............................... 390 394
Series 2026-1A, Class B, 6.19%, 12/15/29(a) ............................... 1,960 1,958
Tricon Residential Trust, Series 2025-SFR1, Class D, 5.68% (TSFR1M+200bps), 3/17/42(a)(b) 520 521
Uniti Fiber ABS Issuer LLC, Series 2025-2A, Class C, 7.83%, 1/20/56, Callable 1/20/29 @
100(a) ........................................................... 2,000 2,023
Upstart Securitization Trust ................................................
Series 2025-1, Class C, 9.27%, 4/20/35, Callable 10/20/28 @ 100(a) .............. 1,616 1,703
Series 2025-2, Class D, 8.00%, 6/20/35, Callable 12/20/28 @ 100(a) .............. 3,350 3,433
Series 2026-2, Class C, 5.83%, 5/20/36, Callable 3/20/30 @ 100(a) ............... 1,410 1,408
Series 2026-2, Class D, 7.35%, 5/20/36, Callable 3/20/30 @ 100(a) ............... 1,520 1,524
Series 2026-3, Class C, 5.92%, 7/20/36, Callable 6/20/30 @ 100(a) ............... 1,370 1,365
VFI ABS LLC, Series 2025-1A, Class D, 7.69%, 4/26/32, Callable 6/24/28 @ 100(a) ...... 3,255 3,254
Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38, Callable 11/20/27 @ 100(a) 518 527
65,445
Total Asset-Backed Securities (Cost $127,483)
a
a
a
124,208
Collateralized Loan Obligations (4.0%)
Cash Flow CLO (4.0%):
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class C, 7.35%
(TSFR1M+369bps), 1/20/41, Callable 5/20/27 @ 100(a)(b) ..................... 1,880 1,892
BDS LLC ............................................................
Series 2024-FL13, Class A, 5.25% (TSFR1M+158bps), 9/19/39, Callable 8/19/28 @
100(a)(b) ......................................................... 342 342
Series 2026-FL18, Class C , 0.00% (TSFR1M+190bps), 2/19/44, Callable 2/19/29 @
100(a)(b) ......................................................... 1,180 1,181
BSPDF Issuer LLC, Series 2026-FL3, Class E, 7.17% (TSFR1M+350bps), 9/18/43, Callable
9/18/28 @ 100(a)(b) ................................................. 945 952
BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.31% (TSFR1M+164bps), 7/15/39, Callable
9/15/27 @ 100(a)(b) ................................................. 510 512
FS Rialto Issuer LLC ....................................................
Series 2021-FL3, Class D, 6.32% (TSFR1M+261bps), 11/16/36, Callable 8/16/26 @
100(a)(b) ......................................................... 1,576 1,580
Series 2024-FL9, Class A, 5.30% (TSFR1M+163bps), 10/19/39, Callable 10/19/27 @
100(a)(b) ......................................................... 2,160 2,166
Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.41% (TSFR3M+460bps),
7/25/33, Callable 10/25/26 @ 100(a)(b) ................................... 250 250
Greystone CRE Notes LLC, Series 2025-FL4, Class C, 6.56% (TSFR1M+289bps), 1/15/43,
Callable 5/15/28 @ 100(a)(b) .......................................... 1,110 1,128

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
6
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
MF1 LLC ............................................................
Series 2024-FL15, Class A, 5.36% (TSFR1M+169bps), 8/18/41, Callable 8/18/26 @
100(a)(b) ......................................................... $ 1,790 $ 1,791
Series 2024-FL16, Class A, 5.21% (TSFR1M+154bps), 11/18/39, Callable 10/18/26 @
100(a)(b) ......................................................... 850 851
PFP Ltd., Series 2024-11, Class A, 5.50% (TSFR1M+183bps), 9/17/39, Callable 9/17/27 @
100(a)(b) ......................................................... 69 69
12,714
Total Collateralized Loan Obligations (Cost $12,642)
a
a
a
12,714
Collateralized Mortgage Obligations (45.0%)
Commercial MBS (6.7%):
BAY Trust, Series 2026-MDWS, Class D, 6.87% (TSFR1M+319bps), 6/15/41(a)(b) ....... 1,480 1,476
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class F, 9.83%, 10/10/42(a)(d) ..... 610 639
BX Commercial Mortgage Trust ............................................
Series 2024-AIRC, Class A, 5.37% (TSFR1M+169bps), 8/15/41(a)(b) ............. 561 564
Series 2024-SLCT, Class E, 7.07% (TSFR1M+339bps), 1/15/42(a)(b) ............. 1,590 1,593
Series 2025-BCAT, Class E, 7.18% (TSFR1M+350bps), 8/15/42(a)(b) ............. 756 759
Series 2026-LP3, Class E, 6.88% (TSFR1M+320bps), 4/15/43(a)(b) .............. 1,030 1,038
BX Trust .............................................................
Series 2025-LUNR, Class E, 7.63% (TSFR1M+395bps), 6/15/40(a)(b) ............. 802 803
Series 2026-CIP, Class E, 6.78% (TSFR1M+310bps), 5/15/38, Callable 5/15/28 @ 100(a)
(b) ............................................................. 619 623
GSAT Trust, Series 2025-BMF, Class E, 6.98% (TSFR1M+330bps), 7/15/40(a)(b) ........ 1,380 1,377
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class D, 6.87% (TSFR1M+319bps),
5/15/37(a)(b) ...................................................... 150 150
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.20%, 5/10/39(a)(d) ........ 1,315 1,327
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.80%,
10/5/39(a)(d) ...................................................... 100 99
KSL Commercial Mortgage Trust, Series 2026-HT3, Class E, 7.43% (TSFR1M+375bps),
6/15/43(a)(b) ...................................................... 1,480 1,481
MCR Mortgage Trust ....................................................
Series 2024-TWA, Class D, 7.40%, 6/12/39(a) .............................. 650 650
Series 2024-TWA, Class F, 10.38%, 6/12/39(a) .............................. 500 502
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class D, 6.33% (TSFR1M+265bps),
9/15/40(a)(b) ...................................................... 1,640 1,645
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.40%, 8/15/36(a)
(d) ............................................................. 500 185
PRM Trust ............................................................
Series 2025-PRM6, Class E, 6.58%, 7/5/33(a)(d) ............................ 1,140 1,135
Series 2025-PRM6, Class F, 7.06%, 7/5/33(a)(d) ............................ 1,470 1,459
SLG Office Trust .......................................................
Series 2021-OVA, Class F, 2.85%, 7/15/41(a) ............................... 174 143
Series 2026-OMA, Class E, 6.96%, 4/15/41(a)(d) ............................ 470 464
Series 2026-OMA, Class F, 7.92%, 4/15/41(a)(d) ............................ 1,020 1,011
SMRT, Series 2022-MINI, Class E, 6.38% (TSFR1M+270bps), 1/15/39(a)(b) ............ 1,220 1,218
THPT Mortgage Trust, Series 2023-THL, Class C, 8.53%, 12/10/34(a)(d) ............... 300 300
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50, Callable
8/25/26 @ 100(a)(d) ................................................. 202 157
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B, Class C, 5.41%, 3/10/41(a)(d) ........................... 300 294
Series 2026-1250B, Class D, 6.38%, 3/10/41(a)(d) ........................... 300 298
21,390
Private CMO Floating (21.6%):
Bellemeade Re Ltd. .....................................................
Series 2021-3A, Class B1, 7.47% (SOFR30A+385bps), 9/25/31, Callable 8/25/26 @
100(a)(b) ......................................................... 356 364
Series 2024-1, Class M1B, 6.82% (SOFR30A+320bps), 8/25/34, Callable 9/25/27 @
100(a)(b) ......................................................... 169 169
Series 2025-1, Class M1C, 6.87% (SOFR30A+325bps), 10/25/35, Callable 8/25/28 @
100(a)(b) ......................................................... 3,520 3,566

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
7
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Connecticut Avenue Securities Trust .........................................
Series 2020-R02, Class 2B1, 6.73% (SOFR30A+311bps), 1/25/40, Callable 1/25/27 @
100(a)(b) ......................................................... $ 1,240 $ 1,250
Series 2021-R01, Class 1B2, 9.62% (SOFR30A+600bps), 10/25/41, Callable 10/25/26 @
100(a)(b) ......................................................... 3,220 3,254
Series 2021-R02, Class 2B2, 9.82% (SOFR30A+620bps), 11/25/41, Callable 11/25/26 @
100(a)(b) ......................................................... 1,422 1,443
Series 2021-R03, Class 1B2, 9.12% (SOFR30A+550bps), 12/25/41, Callable 12/25/26 @
100(a)(b) ......................................................... 1,510 1,535
Series 2022-R01, Class 1B2, 9.62% (SOFR30A+600bps), 12/25/41, Callable 12/25/26 @
100(a)(b) ......................................................... 3,420 3,482
Series 2022-R02, Class 2B2, 11.27% (SOFR30A+765bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 2,650 2,728
Series 2022-R04, Class 1B2, 13.12% (SOFR30A+950bps), 3/25/42, Callable 3/25/27 @
100(a)(b) ......................................................... 2,470 2,595
Series 2022-R05, Class 2B1, 8.12% (SOFR30A+450bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 500 512
Series 2022-R05, Class 2B2, 10.62% (SOFR30A+700bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 4,160 4,328
Series 2022-R06, Class 1B2, 14.22% (SOFR30A+1060bps), 5/25/42, Callable 5/25/27 @
100(a)(b) ......................................................... 610 655
Series 2024-R01, Class 1B2, 7.62% (SOFR30A+400bps), 1/25/44, Callable 1/25/29 @
100(a)(b) ......................................................... 1,450 1,531
Series 2024-R02, Class 1B1, 6.12% (SOFR30A+250bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 510 522
Series 2024-R02, Class 1B2, 7.32% (SOFR30A+370bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 540 568
Series 2024-R03, Class 2M2, 5.57% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 430 433
Series 2024-R04, Class 1B1, 5.82% (SOFR30A+220bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 1,825 1,850
Series 2024-R04, Class 1M2, 5.27% (SOFR30A+165bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 920 922
Series 2024-R05, Class 2B1, 5.62% (SOFR30A+200bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 680 686
Series 2024-R06, Class 1A1, 4.77% (SOFR30A+115bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 604 605
Series 2024-R06, Class 1M2, 5.22% (SOFR30A+160bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 435 436
Eagle Re Ltd. ..........................................................
Series 2021-2, Class M2, 7.87% (SOFR30A+425bps), 4/25/34, Callable 2/25/27 @
100(a)(b) ......................................................... 282 288
Series 2023-1, Class M1B, 7.57% (SOFR30A+395bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... 227 232
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk Trust .......
Series 2021-MN1, Class B1, 11.37% (SOFR30A+775bps), 1/25/51, Callable 1/25/29 @
100(a)(b) ......................................................... 700 770
Series 2021-MN3, Class M2, 7.62% (SOFR30A+400bps), 11/25/51, Callable 7/25/36 @
100(a)(b) ......................................................... 250 256
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2020-HQA1, Class B2, 8.83% (SOFR30A+521bps), 1/25/50, Callable 1/25/30 @
100(a)(b) ......................................................... 1,000 1,103
Series 2021-DNA1, Class B2, 8.37% (SOFR30A+475bps), 1/25/51, Callable 1/25/31 @
100(a)(b) ......................................................... 650 729
Series 2021-DNA5, Class B2, 9.12% (SOFR30A+550bps), 1/25/34(a)(b) ........... 1,800 2,194
Series 2021-HQA1, Class B2, 8.62% (SOFR30A+500bps), 8/25/33(a)(b) ........... 720 858
Series 2021-HQA2, Class B2, 9.07% (SOFR30A+545bps), 12/25/33(a)(b) .......... 260 315
Series 2022-DNA1, Class M2, 6.12% (SOFR30A+250bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 480 483
Series 2022-DNA3, Class B1, 9.27% (SOFR30A+565bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 635 655
Series 2022-DNA3, Class B2, 13.37% (SOFR30A+975bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 2,500 2,642

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
8
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-HQA2, Class M1B, 6.97% (SOFR30A+335bps), 6/25/43, Callable 6/25/28
@ 100(a)(b) ....................................................... $ 3,410 $ 3,501
Series 2024-HQA2, Class M2, 5.42% (SOFR30A+180bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 520 523
Series 2025-DNA3, Class A1, 4.57% (SOFR30A+95bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 1,425 1,426
Series 2025-DNA4, Class A1, 4.52% (SOFR30A+90bps), 10/25/45, Callable 10/25/30 @
100(a)(b) ......................................................... 3,226 3,226
Series 2025-DNA4, Class M1, 4.72% (SOFR30A+110bps), 10/25/45, Callable 10/25/30
@ 100(a)(b) ....................................................... 1,919 1,923
Series 2025-HQA1, Class M2, 5.27% (SOFR30A+165bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 290 292
Series 2026-HQA1, Class A1, 4.62% (SOFR30A+100bps), 5/25/46, Callable 5/25/31 @
100(a)(b) ......................................................... 1,082 1,086
Federal Home Loan Mortgage Corporation STACR Trust ..........................
Series 2018-HQA2, Class B2, 14.73% (SOFR30A+1111bps), 10/25/48, Callable 10/25/28
@ 100(a)(b) ....................................................... 1,810 2,173
Series 2019-DNA3, Class B2, 11.88% (SOFR30A+826bps), 7/25/49, Callable 12/25/27
@ 100(a)(b) ....................................................... 434 475
Series 2019-DNA4, Class B2, 9.98% (SOFR30A+636bps), 10/25/49, Callable 1/25/29 @
100(a)(b) ......................................................... 350 388
Series 2019-FTR1, Class B2, 12.08% (SOFR30A+846bps), 1/25/48, Callable 5/25/29 @
100(a)(b) ......................................................... 2,320 2,732
Series 2019-FTR3, Class B2, 8.54% (SOFR30A+491bps), 9/25/47, Callable 12/25/29 @
100(a)(b) ......................................................... 1,950 2,144
Series 2019-FTR4, Class B2, 8.73% (SOFR30A+511bps), 11/25/47, Callable 12/25/29 @
100(a)(b) ......................................................... 580 642
Home Re Ltd. .........................................................
Series 2022-1, Class B1, 12.62% (SOFR30A+900bps), 10/25/34, Callable 8/25/27 @
100(a)(b) ......................................................... 175 189
Series 2026-1, Class B1, 7.82% (SOFR30A+420bps), 1/25/36, Callable 8/25/28 @ 100(a)
(b) ............................................................. 150 153
Series 2026-1, Class M1C, 6.22% (SOFR30A+260bps), 1/25/36, Callable 8/25/28 @
100(a)(b) ......................................................... 450 453
Series 2026-1, Class M2, 6.82% (SOFR30A+320bps), 1/25/36, Callable 8/25/28 @
100(a)(b) ......................................................... 270 272
JPMorgan Chase Bank NA, Series 2021-CL1, Class M3, 5.42% (SOFR30A+180bps), 3/25/51,
Callable 11/25/36 @ 100(a)(b) ......................................... 210 210
Multifamily Connecticut Avenue Securities Trust ................................
Series 2019-01, Class M10, 6.98% (SOFR30A+336bps), 10/25/49(a)(b) ............ 231 233
Series 2020-01, Class M10, 7.48% (SOFR30A+386bps), 3/25/50(a)(b) ............. 381 386
Oaktown Re VII Ltd., Series 2021-2, Class B1, 8.02% (SOFR30A+440bps), 4/25/34, Callable
10/25/26 @ 100(a)(b) ................................................ 1,121 1,128
Radnor Re Ltd. ........................................................
Series 2023-1, Class M1B, 7.97% (SOFR30A+435bps), 7/25/33, Callable 7/25/28 @
100(a)(b) ......................................................... 287 292
Series 2024-1, Class M1B, 6.52% (SOFR30A+290bps), 9/25/34, Callable 2/25/28 @
100(a)(b) ......................................................... 72 72
STACR Trust, Series 2018-HRP2, Class B2, 14.23% (SOFR30A+1061bps), 2/25/47, Callable
11/25/28 @ 100(a)(b) ................................................ 600 713
Triangle Re Ltd. ........................................................
Series 2021-3, Class M2, 7.37% (SOFR30A+375bps), 2/25/34, Callable 11/25/26 @
100(a)(b) ......................................................... 122 123
Series 2023-1, Class M1B, 8.87% (SOFR30A+525bps), 11/25/33, Callable 8/25/28 @
100(a)(b) ......................................................... 290 299
69,013
Private CMO IO (0.1%):
Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.20%, 6/1/51, Callable 7/25/47 @ 100(a)
(d)(e) ........................................................... 5,323 65
Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.24%, 7/25/51, Callable 7/25/46 @
100(a)(d)(e) ....................................................... 3,255 43
JPMorgan Mortgage Trust .................................................
Series 2021-10, Class AX1, 0.11%, 12/25/51, Callable 3/25/46 @ 100(a)(d)(e) ....... 6,766 41

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
9
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2021-8, Class AX1, 0.12%, 12/25/51, Callable 2/25/46 @ 100(a)(d)(e) ........ $ 5,703 $ 34
183
Private CMO Other (16.6%):
A&D Mortgage Trust ....................................................
Series 2023-NQM4, Class B1, 8.04%, 9/25/68, Callable 10/25/26 @ 100(a)(d) ....... 460 461
Series 2024-NQM1, Class B1, 8.42%, 2/25/69, Callable 1/25/27 @ 100(a)(d) ........ 2,677 2,701
Series 2024-NQM4, Class B1B, 7.95%, 8/25/69, Callable 9/25/27 @ 100(a)(d) ....... 900 902
Series 2024-NQM5, Class B1A, 7.66%, 11/25/69, Callable 11/25/27 @ 100(a)(d) ..... 470 475
ADMT, Series 2024-NQM6, Class B2, 7.25%, 1/25/70, Callable 12/25/27 @ 100(a)(d) ..... 536 529
BRAVO Residential Funding Trust ..........................................
Series 2023-NQM7, Class B1, 7.85%, 9/25/63, Callable 10/25/26 @ 100(a)(d) ....... 680 681
Series 2024-NQM2, Class B1, 7.91%, 2/25/64, Callable 2/25/27 @ 100(a) .......... 530 534
Series 2024-NQM3, Class B1, 8.10%, 3/25/64, Callable 3/25/27 @ 100(a)(d) ........ 630 637
Series 2024-NQM3, Class B2, 8.34%, 3/25/64, Callable 3/25/27 @ 100(a)(d) ........ 1,906 1,922
Series 2024-NQM5, Class B1, 7.38%, 6/25/64, Callable 7/25/27 @ 100(a)(d) ........ 620 626
Series 2024-NQM5, Class B2, 8.07%, 6/25/64, Callable 7/25/27 @ 100(a)(d) ........ 790 797
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35, Callable
9/25/27 @ 100(a)(d) ................................................. 660 636
CFMT LLC ...........................................................
Series 2024-HB14, Class M3, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 610 593
Series 2024-HB15, Class M4, 4.00%, 8/25/34(a)(d) .......................... 800 772
COLT Mortgage Loan Trust ...............................................
Series 2024-4, Class B1, 7.80%, 7/25/69, Callable 7/25/27 @ 100(a)(d) ............ 1,160 1,172
Series 2024-5, Class B1, 7.30%, 8/25/69, Callable 9/25/27 @ 100(a)(d) ............ 1,370 1,374
Series 2024-6, Class B1, 7.50%, 11/25/69, Callable 10/25/27 @ 100(a)(d) .......... 840 848
FARM Mortgage Trust, Series 2021-1, Class B, 3.22%, 7/25/51, Callable 7/25/48 @ 100(a)(d) 71 54
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust ..........
Series 2018-1, Class M, 4.75%, 5/25/57, Callable 5/25/41 @ 100(d) ............... 246 240
Series 2019-1, Class M, 4.75%, 7/25/58, Callable 1/25/45 @ 100(a)(d) ............. 780 778
Series 2019-2, Class M, 4.75%, 8/25/58, Callable 8/25/52 @ 100(a)(d) ............. 739 717
Series 2019-3, Class M, 4.75%, 10/25/58, Callable 3/25/42 @ 100(d) .............. 196 192
GCAT Trust ...........................................................
Series 2021-CM1, Class M1, 3.28%, 4/25/65, Callable 8/25/26 @ 100(a)(d) ......... 510 465
Series 2023-NQM2, Class B1, 6.88%, 11/25/67, Callable 8/25/26 @ 100(a)(d) ....... 1,980 1,973
Series 2024-NQM1, Class B1, 7.89%, 1/25/59, Callable 2/25/27 @ 100(a)(d) ........ 160 161
Homes Trust, Series 2024-NQM1, Class B1A, 7.35%, 7/25/69, Callable 7/25/27 @ 100(a)(d) 825 830
Homeward Opportunities Fund Trust, Series 2024-RRTL2, Class M1, 8.16%, 9/25/39, Callable
8/25/26 @ 100(a)(d) ................................................. 2,260 2,260
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B2, 4.29%, 9/25/56, Callable 8/25/26 @ 100(a)(d) ........ 205 154
Series 2023-NQM1, Class B1, 8.06%, 2/25/68, Callable 8/25/26 @ 100(a)(d) ........ 940 937
LHOME Mortgage Trust, Series 2024-RTL4, Class M1, 7.79%, 7/25/39, Callable 1/25/27 @
100(a)(d) ......................................................... 1,070 1,073
MFA Trust ............................................................
Series 2024-NQM2, Class B1A, 6.78%, 8/25/69, Callable 5/25/27 @ 100(a)(d) ....... 410 411
Series 2024-NQM2, Class B1B, 7.29%, 8/25/69, Callable 5/25/27 @ 100(a)(d) ....... 1,910 1,927
MFRA Trust, Series 2024-NQM3, Class B1, 7.61%, 12/25/69, Callable 12/25/27 @ 100(a)(d) 1,480 1,508
Morgan Stanley Residential Mortgage Loan Trust ................................
Series 2023-NQM1, Class B2, 7.30%, 9/25/68, Callable 10/25/26 @ 100(a)(d) ....... 1,920 1,919
Series 2024-NQM1, Class B1, 7.74%, 12/25/68, Callable 2/25/27 @ 100(a)(d) ....... 1,580 1,580
New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.13%, 5/25/57, Callable
4/25/32 @ 100(a)(d) ................................................. 113 108
Onity Loan Investment Trust ...............................................
Series 2024-HB2, Class M3, 5.00%, 8/25/37, Callable 8/25/27 @ 100(a)(d) ......... 170 165
Series 2026-HB2, Class M3, 3.00%, 5/25/39(a)(d) ........................... 1,390 1,263
PRKCM Trust, Series 2023-AFC3, Class B1, 7.77%, 9/25/58, Callable 8/25/26 @ 100(a)(d) . 230 229
PRPM Trust ...........................................................
Series 2023-NQM2, Class B1, 6.82%, 8/25/68, Callable 9/25/26 @ 100(a)(d) ........ 390 389
Series 2024-NQM3, Class B1, 7.30%, 8/25/69, Callable 10/25/27 @ 100(a)(d) ....... 1,020 1,022
Series 2025-NQM1, Class B1, 7.78%, 11/25/69, Callable 2/25/28 @ 100(a)(d) ....... 1,430 1,438
Series 2025-NQM2, Class B1, 7.82%, 4/25/70, Callable 5/25/28 @ 100(a)(d) ........ 1,575 1,583
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.76%, 4/25/30,
Callable 9/25/26 @ 100(a)(d) .......................................... 83 83

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
10
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62, Callable 8/25/26 @
100(a)(d) ......................................................... $ 250 $ 242
Verus Securitization Trust .................................................
Series 2023-6, Class B1, 7.75%, 9/25/68, Callable 9/25/26 @ 100(a)(d) ............ 2,620 2,617
Series 2023-7, Class B1, 7.92%, 10/25/68, Callable 10/25/26 @ 100(a)(d) .......... 550 550
Series 2023-8, Class B1, 8.06%, 12/25/68, Callable 12/25/26 @ 100(a)(d) .......... 920 922
Series 2023-INV3, Class B1, 8.16%, 11/25/68, Callable 11/25/26 @ 100(a)(d) ....... 530 532
Series 2023-INV3, Class B2, 8.16%, 11/25/68, Callable 11/25/26 @ 100(a)(d) ....... 730 731
Series 2024-1, Class B1, 7.91%, 1/25/69, Callable 1/25/27 @ 100(a)(d) ............ 170 171
Series 2024-2, Class B1, 7.86%, 2/25/69, Callable 2/25/27 @ 100(a)(d) ............ 1,100 1,109
Series 2024-3, Class B1, 8.03%, 4/25/69, Callable 4/25/27 @ 100(a)(d) ............ 686 695
Series 2024-4, Class B1, 7.64%, 6/25/69, Callable 5/25/27 @ 100(a)(d) ............ 420 425
Series 2024-5, Class B1, 7.79%, 6/25/69, Callable 6/25/27 @ 100(a)(d) ............ 510 517
Series 2024-6, Class B2, 7.89%, 7/25/69, Callable 7/25/27 @ 100(a)(d) ............ 1,242 1,249
Series 2024-7, Class B1, 6.50%, 9/25/69, Callable 9/25/27 @ 100(a)(d) ............ 1,050 1,050
Series 2024-9, Class B2, 7.33%, 11/25/69, Callable 12/25/27 @ 100(a)(d) .......... 1,320 1,323
Series 2024-INV2, Class B2, 7.90%, 8/26/69, Callable 8/25/27 @ 100(a)(d) ......... 1,483 1,493
Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65, Callable 8/25/26 @
100(a)(d) ......................................................... 170 164
52,909
Total Collateralized Mortgage Obligations (Cost $142,419)
a
a
a
143,495
Corporate Bonds (0.0%)(g)
Financials (0.0%):(g)
HOA Funding LLC, (Escrow - litigation), 8/20/51(f)(h) ............................ 200 —
HOA Funding LLC, (Escrow - equity), 8/20/51(f)(h) .............................. 200 —
HOA NewCo LLC, 7.43%, 11/22/55, Callable 9/5/26 @ 100(a)(c)(h) .................. 202 5
5
Total Corporate Bonds (Cost $5)
a
a
a
5
U.S. Government Agency Mortgages (7.3%)
Federal National Mortgage Association
6.50%, 2/26/30 .................................................... 1,100 1,134
Federal National Mortgage Association, TBA
5.50%, 5/13/30 - 9/29/32 ............................................. 7,000 6,972
6.00%, 8/10/30 .................................................... 2,300 2,325
5.00%, 1/9/34 ..................................................... 3,600 3,474
3.50%, 2/28/35 .................................................... 2,600 2,306
3.00%, 7/25/35 .................................................... 2,700 2,300
17,377
Government National Mortgage Association, TBA
6.50%, 2/28/30 - 3/12/30 ............................................. 2,300 2,373
6.00%, 9/4/31 ..................................................... 2,300 2,338
4,711
Total U.S. Government Agency Mortgages (Cost $23,428)
a
a
a
23,222
Short-Term Investments (12.6%)
a a a a
U.S. Treasury Obligations (12.6%):
U.S. Treasury Bills
0.90%, 8/4/26(i) .................................................... 15,797 15,796
2.63%, 8/11/26(i) ................................................... 10,100 10,092
3.01%, 8/18/26(i) ................................................... 2,500 2,496
3.17%, 8/25/26(i) ................................................... 11,000 10,976
3.36%, 9/8/26(i) .................................................... 1,000 996
Total U.S. Treasury Obligations 40,356
Total Short-Term Investments (Cost $40,347)
a
a
a
40,356
Total Investments (Cost $346,324) — 107.8% 344,000
Liabilities in excess of other assets —  (7.8)% (24,874)
NET ASSETS - 100.00% $ 319,126

Victory Portfolios IV
Victory Pioneer Securitized Income Fund
11
Schedule of Portfolio Investments — continued
July 31, 2026
See notes to financial statements.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of July 31, 2026, the fair value of these securities was
$279,784 (thousands) and amounted to 87.7% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2026.
(e) Security is interest only.
(f) Zero-coupon bond.
(g) Amount represents less than 0.05% of net assets.
(h) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(i) Rate represents the effective yield at July 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
LLC
—
Limited Liability Company
MBS
—
Mortgage-Backed Securities
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of July 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of July 31, 2026.
STACR
—
Structured Agency Credit Risk
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of July 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of July 31, 2026.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ........... 83 9/30/26 $ 17,128 $ 17,066 $ (62)
5-Year U.S. Treasury Note Futures ........... 43 9/30/26 4,596 4,557 (39)
$ (101)
Total unrealized appreciation $ —
Total unrealized depreciation (101)
Total net unrealized appreciation (depreciation) $ (101)

Statement of Assets and Liabilities
July 31, 2026
12
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Securitized Income
Fund
Assets:
Investments, at value (Cost $346,324) $ 344,000
Cash 789
Due from broker 151
Receivables:
Interest 887
Capital shares issued 290
Investments sold 10,525
From Adviser 119
Prepaid expenses 35
Total Assets 356,796
Liabilities:
Payables:
Distributions 10
Investments purchased 36,158
Capital shares redeemed 1,108
Variation margin on open futures contracts 35
Accrued expenses and other payables:
Investment advisory fees 148
Administration fees 12
Custodian fees 4
Transfer agent fees 10
Sub-Transfer agent fees 35
Trustees' fees 1
12b-1 fees — (a)
Other accrued expenses 149
Total Liabilities 37,670
Commitments and contingencies (Note 5 )
Net Assets:
Capital 323,826
Total accumulated earnings (loss) (4,700)
Net Assets $ 319,126
Net Assets:
Class A $ 3,617
Class Y 315,509
Total $ 319,126
Shares (unlimited number of shares authorized with no par value):
Class A 384
Class Y 33,546
Total 33,930
Net asset value, offering and redemption price per share:(b)
Class A $ 9.41
Class Y 9.41
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.63
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Year Ended July 31, 2026
13
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Securitized Income
Fund
Investment Income:
Interest $ 18,783
Total Income 18,783
Expenses:
Investment advisory fees 1,566
Administration fees 123
Sub-Administration fees 11
12b-1 fees — Class A 8
Custodian fees 12
Transfer agent fees — Class A 1
Transfer agent fees — Class Y 12
Sub-Transfer agent fees — Class A 1
Sub-Transfer agent fees — Class Y 356
Trustees' fees 9
Legal and audit fees 107
State registration and filing fees 81
Other expenses 101
Total Expenses 2,388
Less fees paid indirectly (1)
Expenses waived/reimbursed by Adviser (529)
Net Expenses 1,858
Net Investment Income (Loss) 16,925
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (455)
Net realized gains (losses) from futures contracts (192)
Net change in unrealized appreciation/depreciation on investment securities (4,049)
Net change in unrealized appreciation/depreciation on futures contracts (121)
Net realized/unrealized gains (losses) on investments (4,817)
Change in net assets resulting from operations $ 12,108

14
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Securitized Income
Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,925 $ 10,674
Net realized gains (losses) (647) 90
Net change in unrealized appreciation/depreciation (4,170) 1,607
Change in net assets resulting from operations 12,108 12,371
Distributions to Shareholders:
Class A (199) (95)
Class Y (18,068) (10,364)
Change in net assets resulting from distributions to shareholders (18,267) (10,459)
Change in net assets resulting from capital transactions 85,729 150,967
Change in net assets 79,570 152,879
Net Assets:
Beginning of period 239,556 86,677
End of period $ 319,126 $ 239,556
* Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.

15
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Securitized Income
Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 1,821 $ 2,051
Distributions reinvested 186 80
Cost of shares redeemed (669) (1,026)
Total Class A $ 1,338 $ 1,105
Class Y
Proceeds from shares issued $ 193,788 $ 202,091
Distributions reinvested 17,937 10,193
Cost of shares redeemed (127,334) (62,422)
Total Class Y $ 84,391 $ 149,862
Change in net assets resulting from capital transactions $ 85,729 $ 150,967
Share Transactions:
Class A
Issued 190 216
Reinvested 20 8
Redeemed (70) (108)
Total Class A 140 116
Class Y
Issued 20,359 21,177
Reinvested 1,890 1,067
Redeemed (13,392) (6,547)
Total Class Y 8,857 15,697
Change in Shares 8,997 15,813
* Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory Pioneer Securitized Income Fund
Class A*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $9.61 $9.50 $9.12 $9.43 $10.11
Investment Activities:
Net investment income (loss)(a) 0.54 0.63 0.67 0.66 0.45
Net realized and unrealized gains (losses) (0.15) 0.10 0.37 (0.19) (0.55)
Total from Investment Activities 0.39 0.73 1.04 0.47 (0.10)
Distributions to Shareholders from:
Net investment income (0.59) (0.62) (0.66) (0.63) (0.45)
Net realized gains — — — (0.15) (0.13)
Total Distributions (0.59) (0.62) (0.66) (0.78) (0.58)
Net Asset Value, End of Period $9.41 $9.61 $9.50 $9.12 $9.43
Total Return(b) 4.14% 7.89% 11.88% 5.36% (1.03)%
Ratios to Average Net Assets:
Net Expenses(c) 0.90%(d) 0.90% 0.90% 0.90% 0.88%
Net Investment Income (Loss) 5.68% 6.58% 7.22% 7.19% 4.58%
Gross Expenses(c) 1.01%(d) 1.06% 1.45% 1.87% 1.97%
Supplemental Data:
Net Assets at end of period (000's) $3,617 $2,347 $1,221 $2,127 $2,031
Portfolio Turnover(e) 22% 12% 30% 38% 36%
* Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and
Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Securitized Income Fund
Class Y*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $9.61 $9.50 $9.12 $9.44 $10.11
Investment Activities:
Net investment income (loss)(a) 0.56 0.65 0.68 0.67 0.48
Net realized and unrealized gains (losses) (0.15) 0.10 0.39 (0.18) (0.54)
Total from Investment Activities 0.41 0.75 1.07 0.49 (0.06)
Distributions to Shareholders from:
Net investment income (0.61) (0.64) (0.69) (0.66) (0.48)
Net realized gains — — — (0.15) (0.13)
Total Distributions (0.61) (0.64) (0.69) (0.81) (0.61)
Net Asset Value, End of Period $9.41 $9.61 $9.50 $9.12 $9.44
Total Return(b) 4.40% 8.15% 12.16% 5.51% (0.68)%
Ratios to Average Net Assets:
Net Expenses(c) 0.65%(d) 0.65% 0.65% 0.65% 0.65%
Net Investment Income (Loss) 5.94% 6.81% 7.29% 7.39% 4.88%
Gross Expenses(c) 0.84%(d) 0.86% 1.26% 1.64% 1.76%
Supplemental Data:
Net Assets at end of period (000's) $315,509 $237,209 $85,456 $21,534 $24,428
Portfolio Turnover(e) 22% 12% 30% 38% 36%
* Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and
Class Y shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
July 31, 2026
Victory Portfolios IV
18
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on May 2, 2025, is the successor to the Pioneer Securitized Income Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A and Class Y shares in exchange for the Fund’s Class A and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in any federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A and Class Y shares of the Predecessor
Fund received Class A and Class Y shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek total return.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Securitized Income Fund Securitized Income Fund Class A and Class Y

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
19
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean, if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value (“NAV”). These valuations are typically categorized as Level
1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and ask prices from one or more brokers or dealers as obtained from an independent third-party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of July 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of July 31, 2026, there were no significant transfers into or out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Level 1 Level 2 Level 3 Total
Securitized Income Fund
Asset-Backed Securities ......................................... $ — $ 124,208 $ — $ 124,208
Collateralized Loan Obligations ................................... — 12,714 — 12,714
Collateralized Mortgage Obligations ................................ — 143,495 — 143,495
Corporate Bonds .............................................. — — 5 5
U.S. Government Agency Mortgages ................................ — 23,222 — 23,222
Short-Term Investments ......................................... — 40,356 — 40,356
Total ....................................................... $ — $ 343,995 $ 5 $ 344,000
Other Financial Investments:*
Liabilities:
Futures Contracts .............................................. (101) — — (101)
Total ....................................................... $ (101) $ — $ — $ (101)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
20
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of July 31, 2026, no collateral was pledged or paid by the Fund.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered senior securities and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Unfunded Loan Commitments:
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of July 31, 2026, the Fund had no unfunded loan commitment outstanding.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
21
may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of its conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended July 31, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2026 (amounts in thousands):
*Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only the current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
July 31, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the year ended July 31, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not
Liabilities
Futures
contracts*
Interest Rate Risk Exposure:
Securitized Income Fund .............................................................................. $ 101
Net realized gains
(losses) from
futures contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Interest Rate Risk Exposure:
Securitized Income Fund ............................................................ $ (192) $ (121)
Securitized
Income Fund
Futures contracts:
Average notional value of contracts — long .................................................................. $ 21,930
Average notional value of contracts — short .................................................................. $ (3,168)
a

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
22
disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of July 31, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.
For the year ended July 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended July 31, 2026, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within their principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of July 31, 2026, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Securitized Income Fund .......................................... $ 127,835 $ 52,616 $ 1,170 $ 2,135
Securitized Income Fund
Ownership %
Victory Pioneer Solutions - Balanced Fund 3.7%

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
23
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended July 31, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended July 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of
Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Adviser Fee Tier Rates
Up to $1 billion Over $1 billion
Securitized Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%, plus 0.50%
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Securitized Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
24
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A at an annual rate of up to 0.25% of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended July 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended July 31, 2026, the
Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended July 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of July 31, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at July 31, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of July 31, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended July 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
6. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be
In effect until April 1, 2028
Class A Class Y
Securitized Income Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.65%
July 31, 2027 July 31, 2028 Total
Securitized Income Fund ........................................................... $ 167 $ 529 $ 696

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
25
particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
7. Borrowing and Interfund Lending:
Line of Credit:
The Trust participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the Trust may borrow up to $250 million. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the period from September 1,
2025, through January 27, 2026, Citibank received an annual commitment fee of 0.20% for providing the Line of Credit. Effective January 28,
2026, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee changed to 0.275%. Additionally, the agreement was renewed again effective June 23, 2026, with a termination date of June 21, 2027, and the annual commitment fee remained unchanged at 0.275%. Each fund in the Trust paid a pro-rata portion of the commitment fees plus interest on amounts borrowed. Interest prior to renewal was based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.00%, plus 0.10% SOFR adjustment. Pursuant to the amendment on June 22, 2026, the interest is based on the one-month SOFR plus 1.25%, plus 0.10% SOFR adjustment. Interest charged to the
Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the year ended July 31, 2026.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended July 31, 2026.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
Year Ended July 31, 2026
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Securitized Income Fund .................................................................. $ 18,267 $ 18,267

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
26
As of July 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to defaulted bond adjustments, mark-to-market on futures contracts and include premium and amortization.
As of July 31, 2026, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of July 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Year Ended July 31, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Securitized Income Fund .................................................................. $ 10,459 $ 10,459
Undistributed
Ordinary
Income
Distributions
Payable
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Securitized Income Fund ............ $ 39 $ (10) $ 29 $ (1,093) $ (3,636) $ (4,700)
Short-Term
Amount
Long-Term
Amount Total
Securitized Income Fund ................................................ $ (47) $ (1,046) $ (1,093)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Securitized Income Fund .............................. $ 347,636 $ 2,777 $ (6,413) $ (3,636)

27
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Securitized Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Securitized Income Fund (the “Fund”) (one of the funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31,
2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the
United States of America. The financial highlights for the years ended July 31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 25, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
July 31, 2026
Victory Portfolios IV
28
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended July 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
32216-0926

July 31, 2026
Annual: Full Financials
Victory Pioneer Solutions – Balanced Fund

Victory
Portfolios
IV
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 539-3863, and a Form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
3
Statement of Operations
4
Statements of Changes in Net Assets
5
Financial Highlights
7
Notes to Financial Statements (Form N-CSR Item 7) 10
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 17
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
18

Schedule of Portfolio Investments
July 31, 2026
Victory Portfolios IV
Victory Pioneer Solutions - Balanced Fund
2
See notes to financial statements.
Security Description Shares
a
Value
(000)
Affiliated Mutual Funds (99.9%)
Victory Pioneer Active Credit Fund, Class Y .................................... 1,435,686 $ 12,002
Victory Pioneer Balanced Fund, Class R6 ...................................... 1,447,856 20,560
Victory Pioneer Bond Fund, Class R6 ........................................ 3,387,313 28,047
Victory Pioneer CAT Bond Fund, Class R6 ..................................... 1,034,571 11,877
Victory Pioneer Disciplined Value Fund, Class R6 ............................... 181,365 3,359
Victory Pioneer Equity Income Fund, Class R6 .................................. 121,066 3,368
Victory Pioneer Equity Premium Income Fund, Class R6 ........................... 2,530,853 33,230
Victory Pioneer Floating Rate Fund, Class Y ................................... 402,492 2,387
Victory Pioneer Fund, Class R6 ............................................. 180,445 8,829
Victory Pioneer Fundamental Growth Fund, Class R6 ............................. 80,050 2,835
Victory Pioneer Global Equity Fund, Class R6 .................................. 3,206,436 85,099
Victory Pioneer International Equity Fund, Class R6 .............................. 1,027,217 39,547
Victory Pioneer Multi-Asset Income Fund, Class R6 .............................. 9,249,829 129,960
Victory Pioneer Multi-Asset Ultrashort Income Fund, Class R6 ...................... 3,932,890 37,795
Victory Pioneer Securitized Income Fund, Class Y ............................... 1,273,235 11,981
Victory Pioneer Short Term Income Fund, Class R6 .............................. 497,840 4,346
Victory Pioneer Strategic Income Fund, Class R6 ................................ 44,147 424
Total Affiliated Mutual Funds (Cost $341,058)
a
a
a
435,646
Total Investments (Cost $341,058) — 99.9% 435,646
Other assets in excess of liabilities —  0.1% 241
NET ASSETS - 100.00% $ 435,887

Statement of Assets and Liabilities
July 31, 2026
3
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands, Except Per Share Amounts)
Victory Pioneer
Solutions -
Balanced Fund
Assets:
Affiliated investments, at value (Cost $341,058) $ 435,646
Cash 1,253
Receivables:
Dividends and interest 3
Capital shares issued 28
Prepaid expenses 35
Total Assets 436,965
Liabilities:
Payables:
Investments purchased — (a)
Capital shares redeemed 874
Accrued expenses and other payables:
Custodian fees 2
Transfer agent fees 66
Sub-Transfer agent fees 8
Trustees' fees 2
12b-1 fees 60
Other accrued expenses 66
Total Liabilities 1,078
Commitments and contingencies (Note 4 )
Net Assets:
Capital 319,582
Total accumulated earnings (loss) 116,305
Net Assets $ 435,887
Net Assets:
Class A $ 379,974
Class C 42,439
Class Y 13,474
Total $ 435,887
Shares (unlimited number of shares authorized with no par value):
Class A 26,615
Class C 3,403
Class Y 924
Total 30,942
Net asset value, offering and redemption price per share:(b)
Class A $ 14.28
Class C(c) 12.47
Class Y 14.58
Maximum Sales Charge — Class A 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 15.15
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended July 31, 2026
4
See notes to financial statements.
Victory Portfolios IV
(Amounts in Thousands)
Victory Pioneer
Solutions -
Balanced Fund
Investment Income:
Dividends from affiliated investments $ 20,840
Dividends from unaffiliated investments 47
Interest from unaffiliated investments 4
Total Income 20,891
Expenses:
Sub-Administration fees 8
12b-1 fees — Class A 930
12b-1 fees — Class C 417
Custodian fees 6
Transfer agent fees — Class A 115
Transfer agent fees — Class C 11
Transfer agent fees — Class Y 2
Sub-Transfer agent fees — Class A 56
Sub-Transfer agent fees — Class C 2
Sub-Transfer agent fees — Class Y 18
Trustees' fees 14
Legal and audit fees 59
State registration and filing fees 50
Other expenses 49
Total Expenses 1,737
Net Investment Income (Loss) 19,154
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 13,025
Capital gain distributions received from affiliated investment securities 9,630
Net change in unrealized appreciation/depreciation on affiliated investment securities 29,335
Net realized/unrealized gains (losses) on investments 51,990
Change in net assets resulting from operations $ 71,144

5
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Solutions - Balanced
Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 19,154 $ 17,262
Net realized gains (losses) 22,655 11,668
Net change in unrealized appreciation/depreciation 29,335 18,048
Change in net assets resulting from operations 71,144 46,978
Distributions to Shareholders:
Class A (20,429) (16,085)
Class C (2,339) (1,741)
Class R — (58)
Class Y (952) (243)
Change in net assets resulting from distributions to shareholders (23,720) (18,127)
Change in net assets resulting from capital transactions (19,204) (12,022)
Change in net assets 28,220 16,829
Net Assets:
Beginning of period 407,667 390,838
End of period $ 435,887 $ 407,667
* Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class R, and Class Y shares of the Predecessor Fund received Class A,
Class C, Class A, and Class Y shares of the Fund, respectively.

6
(Amounts in Thousands)
Victory Portfolios IV
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Solutions - Balanced
Fund
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025*
Capital Transactions:
Class A
Proceeds from shares issued $ 21,493 $ 16,205
Distributions reinvested 20,177 15,941
Cost of shares redeemed (58,338) (48,218)
Total Class A $ (16,668) $ (16,072)
Class C
Proceeds from shares issued $ 3,527 $ 4,381
Distributions reinvested 2,339 1,741
Cost of shares redeemed (7,029) (8,443)
Total Class C $ (1,163) $ (2,321)
Class R
Proceeds from shares issued $ — $ 57
Distributions reinvested — 58
Cost of shares redeemed — (1,341)
Total Class R $ — $ (1,226)
Class Y
Proceeds from shares issued $ 5,965 $ 9,477
Distributions reinvested 942 233
Cost of shares redeemed (8,280) (2,113)
Total Class Y $ (1,373) $ 7,597
Change in net assets resulting from capital transactions $ (19,204) $ (12,022)
Share Transactions:
Class A
Issued 1,571 1,363
Reinvested 1,517 1,416
Redeemed (4,285) (4,028)
Total Class A (1,197) (1,249)
Class C
Issued 297 417
Reinvested 200 175
Redeemed (585) (803)
Total Class C (88) (211)
Class R
Issued — 5
Reinvested — 5
Redeemed — (115)
Total Class R — (105)
Class Y
Issued 433 750
Reinvested 69 20
Redeemed (600) (170)
Total Class Y (98) 600
Change in Shares (1,383) (965)
* Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class A, Class C, Class R, and Class Y shares of the Predecessor Fund received Class A,
Class C, Class A, and Class Y shares of the Fund, respectively.

Victory Portfolios IV
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Pioneer Solutions - Balanced Fund
Class A*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $12.77 $11.89 $11.03 $11.55 $13.20
Investment Activities:
Net investment income (loss)(a) 0.62 0.54 0.46 0.38 0.37
Net realized and unrealized gains (losses) 1.65 0.91 0.83 0.55 (1.22)
Total from Investment Activities 2.27 1.45 1.29 0.93 (0.85)
Distributions to Shareholders from:
Net investment income (0.61) (0.57) (0.43) (0.36) (0.45)
Net realized gains (0.15) — — (1.09) (0.35)
Total Distributions (0.76) (0.57) (0.43) (1.45) (0.80)
Net Asset Value, End of Period $14.28 $12.77 $11.89 $11.03 $11.55
Total Return(b) 18.24% 12.85% 12.07% 9.03%(c) (6.98)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.34% 0.40% 0.43% 0.46% 0.44%
Net Investment Income (Loss)(e)(f) 4.53% 4.51% 4.15% 3.44% 2.93%
Gross Expenses(d) 0.34% 0.40% 0.43% 0.46% 0.44%
Supplemental Data:
Net Assets at end of period (000's) $379,974 $355,091 $345,496 $339,852 $339,265
Portfolio Turnover(g) 25% 23% 30% 57% 51%
* Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class A and Class R shares of the Predecessor Fund received Class A and
Class A shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the
Adviser, the total return would have been 8.93%.
(d) Does not include acquired fund fees and expenses, if any.
(e) In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests.
Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
(f) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios IV
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
Victory Pioneer Solutions - Balanced Fund
Class C*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $11.25 $10.53 $9.82 $10.44 $11.99
Investment Activities:
Net investment income (loss)(a) 0.45 0.40 0.34 0.27 0.25
Net realized and unrealized gains (losses) 1.45 0.81 0.73 0.48 (1.10)
Total from Investment Activities 1.90 1.21 1.07 0.75 (0.85)
Distributions to Shareholders from:
Net investment income (0.53) (0.49) (0.36) (0.28) (0.35)
Net realized gains (0.15) — — (1.09) (0.35)
Total Distributions (0.68) (0.49) (0.36) (1.37) (0.70)
Net Asset Value, End of Period $12.47 $11.25 $10.53 $9.82 $10.44
Total Return(b) 17.35% 12.09% 11.22% 8.14%(c) (7.62)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.07% 1.13% 1.17% 1.19% 1.16%
Net Investment Income (Loss)(e)(f) 3.80% 3.77% 3.41% 2.71% 2.19%
Gross Expenses(d) 1.07% 1.13% 1.17% 1.19% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $42,439 $39,266 $38,997 $40,542 $43,133
Portfolio Turnover(g) 25% 23% 30% 57% 51%
* Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class C shares of the Predecessor Fund received Class C shares of the
Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(d) Does not include acquired fund fees and expenses, if any.
(e) In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests.
Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
(f) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Portfolios IV
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Pioneer Solutions - Balanced Fund
Class Y*
Year
Ended
July 31, 2026
Year
Ended
July 31, 2025
Year
Ended
July 31, 2024
Year
Ended
July 31, 2023
Year
Ended
July 31, 2022
Net Asset Value, Beginning of Period $13.03 $12.12 $11.24 $11.77 $13.42
Investment Activities:
Net investment income (loss)(a) 0.69 0.55 0.51 0.41 0.41
Net realized and unrealized gains (losses) 1.65 0.96 0.82 0.54 (1.22)
Total from Investment Activities 2.34 1.51 1.33 0.95 (0.81)
Distributions to Shareholders from:
Net investment income (0.64) (0.60) (0.45) (0.39) (0.49)
Net realized gains (0.15) — — (1.09) (0.35)
Total Distributions (0.79) (0.60) (0.45) (1.48) (0.84)
Net Asset Value, End of Period $14.58 $13.03 $12.12 $11.24 $11.77
Total Return(b) 18.44% 13.08% 12.21% 9.08%(c) (6.61)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.18% 0.21% 0.25% 0.34% 0.14%
Net Investment Income (Loss)(e)(f) 4.97% 4.44% 4.48% 3.67% 3.22%
Gross Expenses(d) 0.18% 0.21% 0.25% 0.34% 0.14%
Supplemental Data:
Net Assets at end of period (000's) $13,474 $13,310 $5,109 $2,698 $2,708
Portfolio Turnover(g) 25% 23% 30% 57% 51%
* Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the
Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the
Adviser, the total return would have been 8.98%.
(d) Does not include acquired fund fees and expenses, if any.
(e) In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests.
Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
(f) Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
July 31, 2026
Victory Portfolios IV
10
1. Organization:
Victory Portfolios IV (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 26 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by the
Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Solutions - Balanced Fund (the “Predecessor Fund”).
The Predecessor Fund transferred all of the net assets of Class A, Class C, Class R, and Class Y shares in exchange for the Fund’s Class A, Class
C, Class A, and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class
C, Class R, and Class Y shares of the Predecessor Fund received Class A, Class C, Class A, and Class Y shares of the Fund, respectively, in the
Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek long-term capital growth and current income.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 5).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund, and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Solutions - Balanced Fund Solutions - Balanced Fund Class A, Class C, and Class Y

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
11
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of July 31, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of July 31, 2026, there were no significant transfers into or out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of July 31.
For the year ended July 31, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Level 1 Level 2 Level 3 Total
Solutions - Balanced Fund
Affiliated Mutual Funds ......................................... $ 435,646 $ — $ — $ 435,646
Total ....................................................... $ 435,646 $ — $ — $ 435,646

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
12
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which include the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended July 31, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC").  The Adviser does not receive any fees from the Fund for these services.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and the implementation of new reports required by new rules adopted by the SEC under the 1940
Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the year ended July 31, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer
Excluding U.S. Government
Securities
Purchases Sales
Solutions - Balanced Fund ................................................................... $ 108,012 $ 120,562
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Solutions – Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
13
agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the year ended July 31, 2026, are reflected on the Statement of
Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as the Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Services Plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class A and Class C, at an annual rate of up to 0.25% and 1.00%, respectively, of the average daily net assets. Amounts incurred and paid to the Distributor for the year ended July 31, 2026, are reflected on the Statement of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended July 31, 2026, the
Distributor received $19 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the year ended July 31, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of July 31, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at July 31, 2026.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended July 31, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
In effect until April 1, 2028
Class A Class C Class Y
Solutions - Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.43% 1.17% 0.25%

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
14
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Risk of Investing in Other Funds   — Investing in other investment companies, including exchange-traded funds (“ETFs”), subjects the Fund to the risks of investing in the underlying securities or assets held by those funds. Each underlying fund pursues its own investment objectives and strategies and may not achieve its objectives. When investing in another fund, the Fund will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. Underlying funds may themselves invest in other investment companies.
The Fund may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of the Fund and the price of its shares. If underlying funds invest in the same or similar securities, the Fund may indirectly bear concentration risk with respect to those investments. The Adviser may be subject to potential conflicts of interest in selecting underlying funds because the management fees paid to it by some affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds.
The portfolio managers may also be subject to conflicts of interest in allocating Fund assets among underlying funds because the Fund’s portfolio management team may also manage some of the underlying funds. ETFs and closed-end funds are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s or closed-end fund’s net asset value.
Portfolio Selection Risk — The Adviser’s evaluation of asset classes and market sectors in developing an allocation model, and its selection and weighting of underlying funds, securities or other investments within the allocation model, may prove to be incorrect. To the extent that the
Fund invests a significant percentage of its assets in any one underlying fund, the Fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result. With respect to underlying funds, the Adviser’s judgment about the attractiveness, relative value or potential appreciation of an equity security, or about the quality, relative yield or relative value of a fixed income security, or about a particular sector, region, market segment or industry, or about an investment strategy, or about interest rates or other market factors, may prove to be incorrect or may not produce the desired results. There may be imperfections, errors or limitations in the models, tools and information used by the Adviser to the Fund or an underlying fund.
Market Segment Risk —  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.
Equity-Linked Notes Risk  — Equity-linked notes (“ELNs”) may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying reference securities or a fixed income investment.
6. Interfund Lending:
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the year ended July 31, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
15
dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of July 31, 2026, on the Statement of Assets and Liabilities, there were no permanent book-to-tax differences reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of July 31, 2026, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The differences between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and tax basis adjustments on mutual fund holdings.
As of July 31, 2026, the Fund had no capital loss carryforwards for federal income tax purposes.
As of July 31, 2026, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s website and each respective underlying fund’s website. Transactions in affiliated securities during the year ended July 31, 2026, were as follows (amounts in thousands, except shares):
Year Ended July 31, 2026
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Solutions - Balanced Fund ................................................... $ 19,215 $ 4,505 $ 23,720
Year Ended July 31, 2025
Distributions Paid From:
Ordinary
Income
Total Distributions
Paid
Solutions - Balanced Fund ...................................................... $ 18,127 $ 18,127
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
(Loss)
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Solutions - Balanced Fund ........................... $ 9,548 $ 16,426 $ 25,974 $ 90,331 $ 116,305
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Solutions - Balanced Fund ............................. $ 345,315 $ 94,700 $ (4,369) $ 90,331

Notes to Financial Statements — continued
July 31, 2026
Victory Portfolios IV
16
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Affiliated Holdings
(Amounts in thousands, except Shares)
Fair Value
7/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
7/31/2026 Shares
Dividend
Income
Capital Gain
Distributions
Solutions - Balanced Fund
Victory Pioneer Active Credit
Fund, Class Y .......... $ — $ 12,104 $ (24) $ —* $ (78) $ 12,002 1,435,686 $ 466 $ —
Victory Pioneer Balanced
Fund, Class R6 ......... 17,553 733 (1,700) 357 3,617 20,560 1,447,856 393 339
Victory Pioneer Bond Fund,
Class R6 ............. 34,908 3,915 (10,559) 82 (299) 28,047 3,387,313 1,359 —
Victory Pioneer CAT Bond
Fund, Class R6 ........ 20,361 8,166 (16,988) 628 (290) 11,877 1,034,571 1,870 —
Victory Pioneer Disciplined
Value Fund, Class R6 .... 2,874 1,172 (1,229) 80 462 3,359 181,365 93 108
Victory Pioneer Equity Income
Fund, Class R6 ......... 3,088 1,038 (1,183) (109) 534 3,368 121,066 75 211
Victory Pioneer Equity
Premium Income Fund,
Class R6 ............. 24,744 9,014 (1,737) (10) 1,219 33,230 2,530,853 3,041 —
Victory Pioneer Floating Rate
Fund, Class Y .......... — 2,387 — — —* 2,387 402,492 3 —
Victory Pioneer Fund, Class
R6 .................. 3,163 5,586 (111) —* 191 8,829 180,445 17 297
Victory Pioneer Fundamental
Growth Fund, Class R6 ... 1,307 3,203 (2,025) 191 159 2,835 80,050 — 213
Victory Pioneer Global Equity
Fund, Class R6 ......... 75,538 14,848 (19,760) 3,554 10,919 85,099 3,206,436 1,672 6,918
Victory Pioneer International
Equity Fund, Class R6 .... 51,055 2,494 (25,064) 7,777 3,285 39,547 1,027,217 950 1,544
Victory Pioneer Multi - Asset
Income Fund, Class R6 ... 121,572 14,064 (16,349) 282 10,391 129,960 9,249,829 8,516 —
Victory Pioneer Multi - Asset
Ultrashort Income Fund,
Class R6 ............. 20,188 26,233 (8,436) (20) (170) 37,795 3,932,890 1,286 —
Victory Pioneer Securitized
Income Fund, Class Y .... 12,759 2,543 (3,071) (2) (248) 11,981 1,273,235 720 —
Victory Pioneer Short Term
Income Fund, Class R6 ... 16,135 488 (12,136) 207 (348) 4,346 497,840 355 —
Victory Pioneer Strategic
Income Fund, Class R6 ... 591 24 (190) 8 (9) 424 44,147 24 —
$ 405,836 $ 108,012 $ (120,562) $ 13,025 $ 29,335 $ 435,646 30,033,291 $ 20,840 $ 9,630
* Rounds to less than $1 thousand.

17
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV and the Shareholders of Victory Pioneer Solutions – Balanced Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Solutions – Balanced Fund (the “Fund”) (one of the
funds constituting Victory Portfolios IV), including the schedule of portfolio investments, as of July 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July
31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended July 31, 2023 and 2022 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the transfer agent; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 25, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.

Supplemental Information
July 31, 2026
Victory Portfolios IV
18
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended July 31, 2026, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
For the year ended July 31, 2026, the Fund designated short-term capital gain distributions in the amount of $110 thousand.
For the year ended July 31, 2026, the Fund designated long-term capital gain distributions in the amount of $4,505 thousand.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19419-0926

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Code of Ethics

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)  Not Applicable

(a)(5)  Not Applicable

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Victory Portfolios IV

By (Signature and Title)      /s/ Carol D. Trevino
                                                Carol D. Trevino, Treasurer and Principal Financial Officer

Date       October 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer

Date       October 5, 2026

By (Signature and Title)     /s/ Carol D. Trevino
Carol D. Trevino, Treasurer and Principal Financial Officer

Date       October 5, 2026